UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

40	Statement of Assets and Liabilities

41	Statement of Operations

42	Statements of Changes in Net Assets

44	Financial Highlights

46	Notes to Financial Statements

61	Supplemental Information to Shareholders

Lord Abbett Series Fund – Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class VC*
Actual	$1,000.00	$1,105.60	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.91%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$4.75	$4.56

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Asset Backed	0.77%
Automotive	0.89%
Banking	7.95%
Basic Industry	4.09%
Capital Goods	3.91%
Consumer Goods	3.49%
Energy	7.92%
Financial Services	3.21%
Foreign Government	6.17%
Health Care	7.94%
Information Technology	0.10%
Insurance	2.19%
Leisure	3.16%
Sector*	%**
Media	5.00%
Mortgage Backed	0.37%
Municipals	3.83%
Real Estate	1.68%
Retail	5.47%
Services	3.02%
Technology & Electronics	7.00%
Telecommunications	3.61%
Transportation	2.65%
U.S. Government	8.16%
Utilities	6.61%
Repurchase Agreement	0.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.25%

ASSET-BACKED SECURITIES 2.36%

Automobiles 0.18%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$582	$585,575
ACC Trust 2018-1 C†	6.81%		2/21/2023	500	507,826
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	975,615
Total					2,069,016

Home Equity 0.12%
Towd Point Mortgage Trust 2019-HY2 A1†	3.404% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	1,439	1,450,485

Other 2.06%
AMMC CLO XII Ltd. 2013-12A DR†	5.245% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	391	367,571
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.597% (3 Mo. LIBOR + 4.00%	)#	1/15/2029	1,150	1,150,528
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	417	416,727
BlueMountain CLO XXIII Ltd. 2018-23A D†	5.492% (3 Mo. LIBOR + 2.90%	)#	10/20/2031	369	357,930
Cedar Funding VI CLO Ltd. 2016-6A DR†	5.592% (3 Mo. LIBOR + 3.00%	)#	10/20/2028	657	654,896
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,250	2,281,533
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.73% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	465	463,605
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	3,315	3,511,758
Jamestown CLO VII Ltd. 2015-7A BR†	4.23% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	1,202	1,173,536
Madison Park Funding XIV Ltd. 2014-14A DRR†	5.542% (3 Mo. LIBOR + 2.95%	)#	10/22/2030	333	325,411
Mariner CLO LLC 2017-4A D†	5.636% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	694	680,456
Mountain View CLO X Ltd. 2015-10A BR†	3.947% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,336	1,324,058
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.542% (3 Mo. LIBOR + 2.95%	)#	10/20/2030	322	316,089
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.197% (3 Mo. LIBOR + .60%	)#	4/15/2026	2,043	2,034,951
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.647% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	884	876,500
Palmer Square Loan Funding Ltd. 2018-1A B†	3.997% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	670	653,586

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048		$1,543	$1,593,741
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048		1,929	2,028,178
Regatta VI Funding Ltd. 2016-1A DR†	5.292% (3 Mo. LIBOR + 2.70%	)#	7/20/2028		250	240,719
THL Credit Wind River CLO Ltd. 2018-3A D†	5.776% (3 Mo. LIBOR + 2.95%	)#	1/20/2031		608	590,344
Voya CLO Ltd. 2016-2A C†	6.842% (3 Mo. LIBOR + 4.25%	)#	7/19/2028		750	750,384
West CLO Ltd. 2014-2A BR†	4.351% (3 Mo. LIBOR + 1.75%	)#	1/16/2027		459	454,966
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		1,674	1,761,228
Total						24,008,695
Total Asset-Backed Securities (cost $27,177,963)						27,528,196

				Shares (000)
COMMON STOCKS 8.91%

Aerospace/Defense 0.31%
HEICO Corp.					18	2,437,617
Teledyne Technologies, Inc.*					4	1,218,721
Total						3,656,338

Auto Parts & Equipment 0.12%
Chassix Holdings, Inc.					59	1,457,137	(a)

Banking 0.36%
American Express Co.					14	1,754,453
First Republic Bank					12	1,170,335
SVB Financial Group*					6	1,235,245
Total						4,160,033

Beverages 0.26%
Brown-Forman Corp. Class B					31	1,740,724
Davide Campari-Milano SpA(b)				EUR	130	1,277,572
Total						3,018,296

Building Materials 0.10%
Vulcan Materials Co.					9	1,190,890

Chemicals 0.20%
Ecolab, Inc.					6	1,217,612
Scotts Miracle-Gro Co. (The)					12	1,172,150
Total						2,389,762

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares (000)	Fair Value
Diversified Capital Goods 0.21%
Dover Corp.	24	$2,426,543

Electric: Generation 0.11%
First Solar, Inc.*	19	1,229,727

Electric: Integrated 0.25%
PG&E Corp.*	74	1,702,246
Portland General Electric Co.	23	1,221,804
Total		2,924,050

Electronics 0.12%
Zebra Technologies Corp. Class A*	7	1,420,342

Energy: Exploration & Production 0.03%
Chaparral Energy, Inc. Class A*	60	283,877
Templar Energy LLC Class A Units	46	46,219	(a)
Total		330,096

Environmental 0.03%
Tetra Tech, Inc.	4	304,774

Food: Wholesale 0.16%
Sanderson Farms, Inc.	13	1,823,349

Health Services 0.21%
Guardant Health, Inc.*	29	2,511,340

Insurance Brokerage 0.15%
Aon plc (United Kingdom)(d)	9	1,756,118

Investments & Miscellaneous Financial Services 0.45%
BlackRock, Inc.	3	1,230,974
FactSet Research Systems, Inc.	4	1,108,700
Invesco Ltd.	54	1,104,840
MarketAxess Holdings, Inc.	5	1,708,669
Thomson Reuters Corp. (Canada)(d)	2	113,256
Total		5,266,439

Machinery 0.21%
Roper Technologies, Inc.	5	1,815,185
Toro Co. (The)	10	658,095
Total		2,473,280

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares (000)		Fair Value
Medical Products 0.72%
Argenx SE ADR*		13	$1,839,690
Cooper Cos., Inc. (The)		5	1,806,404
DENTSPLY SIRONA, Inc.		31	1,836,648
IDEXX Laboratories, Inc.*		5	1,271,199
Penumbra, Inc.*		10	1,661,760
Total			8,415,701

Personal & Household Products 0.36%
Estee Lauder Cos., Inc. (The) Class A		7	1,269,685
Gibson Brands, Inc.		9	1,110,258	(a)
Remington Outdoor Co., Inc.*		16	23,369
Shiseido Co., Ltd.(b)	JPY	23	1,751,594
Total			4,154,906

Pharmaceuticals 0.47%
Elanco Animal Health, Inc.*		34	1,162,720
Sage Therapeutics, Inc.*		10	1,872,461
Zoetis, Inc.		22	2,482,594
Total			5,517,775

Real Estate Development & Management 0.15%
CoStar Group, Inc.*		3	1,735,316

Real Estate Investment Trusts 0.10%
Americold Realty Trust		36	1,155,189

Restaurants 0.48%
Dunkin’ Brands Group, Inc.		15	1,203,264
Shake Shack, Inc. Class A*		61	4,368,533
Total			5,571,797

Software/Services 1.79%
Adyen NV†*(b)	EUR	2	1,916,121
Aspen Technology, Inc.*		15	1,823,436
FleetCor Technologies, Inc.*		6	1,818,785
Genpact Ltd.		48	1,813,351
MSCI, Inc.		7	1,760,121
PayPal Holdings, Inc.*		10	1,178,938
Shopify, Inc. Class A (Canada)*(d)		6	1,846,223
Spotify Technology SA (Sweden)*(d)		16	2,373,735
Trade Desk, Inc. (The) Class A*		10	2,281,672

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments				Shares (000)	Fair Value
Software/Services (continued)
Veeva Systems, Inc. Class A*				11	$1,798,773
Zscaler, Inc.*				30	2,290,233
Total					20,901,388

Specialty Retail 0.83%
Claires Holdings LLC				1	707,038
Columbia Sportswear Co.				30	3,045,665
Deckers Outdoor Corp.*				16	2,829,422
Lululemon Athletica, Inc. (Canada)*(d)				17	3,064,291
Total					9,646,416

Support: Services 0.26%
Bright Horizons Family Solutions, Inc.*				12	1,875,918
IHS Markit Ltd. (United Kingdom)*(d)				19	1,217,052
Total					3,092,970

Technology Hardware & Equipment 0.27%
Motorola Solutions, Inc.				7	1,242,305
Xilinx, Inc.				16	1,885,777
Total					3,128,082

Telecommunications: Wireless 0.10%
American Tower Corp.				6	1,212,593

Theaters & Entertainment 0.10%
Live Nation Entertainment, Inc.*				18	1,195,614
Total Common Stocks (cost $93,697,058)					104,066,261

	Interest Rate		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 5.53%

Air Transportation 0.14%
American Airlines, Inc. 2018 Replacement Term Loan	4.061% (3 Mo. LIBOR + 1.75%	)	6/27/2025	$1,740	1,694,645
Electric: Generation 0.49%
Astoria Energy LLC Advance Term Loan B	6.41% (1 Mo. LIBOR + 4.00%	)	12/24/2021	1,563	1,564,257
Edgewater Generation, LLC Term Loan	6.152% (1. Mo. LIBOR + 3.75%	)	12/13/2025	1,578	1,577,176
Lightstone Holdco LLC Refinancing Term Loan B	6.152% (1 Mo. LIBOR + 3.75%	)	1/30/2024	1,232	1,217,629

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)
Moxie Patriot LLC Construction Advances Term Loan B1	8.08% (3 Mo. LIBOR + 5.75%	)	12/19/2020	$421	$404,812
Moxie Patriot LLC Construction Advances Term Loan B2	8.08% (3 Mo. LIBOR + 5.75%	)	12/19/2020	1,004	965,129
Total					5,729,003

Electric: Integrated 0.76%
Pacific Gas & Electric Company Sold Out Revolving Term Loan	–	(f)	4/27/2022	7,648	7,483,109
Pacific Gas and Electric Company DIP Delayed Draw Term Loan	1.125%		12/31/2020	360	362,250	(g)
Pacific Gas and Electric Company DIP Initial Term Loan	2.25% (1 Mo. LIBOR + 2.25%	)	12/31/2020	1,081	1,087,756	(g)
Total					8,933,115

Electronics 0.12%
Excelitas Technologies Corp. 1st Lien Initial Dollar Term Loan	5.83% (3 Mo. LIBOR + 3.50%	)	12/2/2024	1,376	1,374,323

Food & Drug Retailers 0.08%
GOBP Holdings, Inc. 1st Lien Initial Term Loan	6.08% (3 Mo. LIBOR + 3.75%	)	10/18/2025	897	898,147

Gaming 0.40%
MGM Growth Properties Operating Partnership LP Term Loan B	4.402% (1 Mo. LIBOR + 2.00%	)	3/21/2025	2,320	2,308,601
VICI Properties 1 LLC Term Loan B	4.404% (1 Mo. LIBOR + 2.00%	)	12/20/2024	2,338	2,314,620
Total					4,623,221

Health Services 0.37%
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	6.904% (1 Mo. LIBOR + 4.50%	)	11/17/2025	2,293	2,283,842
U.S. Renal Care, Inc. 2019 Term Loan B	–	(f)	6/13/2026	2,105	2,070,310
Total					4,354,152

Insurance Brokerage 0.19%
Hub International Limited Initial Term Loan	5.586% (3 Mo. LIBOR + 3.00%	)	4/25/2025	2,294	2,240,780

Investments & Miscellaneous Financial Services 0.14%
Vertafore, Inc. 1st Lien Initial Term Loan	5.652% (1 Mo. LIBOR + 3.25%	)	7/2/2025	1,763	1,699,567

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leisure Products 0.10%
PCI Gaming Authority Facility Term Loan B	5.402% (1 Mo. LIBOR + 3.00%	)	5/29/2026	$1,136	$1,139,192

Machinery 0.19%
GlobalFoundries, Inc. Initial Dollar Term Loan B (Singapore)(d)	6.438% (3 Mo. LIBOR + 4.00%	)	5/24/2026	2,263	2,234,713	(g)

Media 0.23%
Nexstar Media Group, Inc. Bridge Term Loan	–	(f)	11/30/2019	2,639	2,639,000

Media: Content 0.10%
Univision Communications, Inc. 2017 1st Lien Replacement Repriced Term Loan	5.152% (1 Mo. LIBOR + 2.75%	)	3/15/2024	1,215	1,158,582

Oil, Gas & Consumable Fuels 0.19%
Frontera Generation Holdings LLC Initial Term Loan	6.662% (1 Mo. LIBOR + 4.25%	)	5/2/2025	1,155	1,129,540
Lower Cadence Holdings LLC Initial Term Loan B	6.404% (1 Mo. LIBOR + 4.00%	)	5/22/2026	1,109	1,105,074
Total					2,234,614

Personal & Household Products 0.33%
Anastasia Parent, LLC Closing Date Term Loan	6.152% (1 Mo. LIBOR + 3.75%	)	8/11/2025	979	840,753
FGI Operating Company, LLC Exit Term Loan	12.518% (3 Mo. LIBOR + 10.00%	)	5/15/2022	100	100,271	(g)
Revlon Consumer Products Corp. Initial Term Loan B	6.022% (3 Mo. LIBOR + 3.50%	)	9/7/2023	2,126	1,782,112
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.58% (3 Mo. LIBOR + 4.25%	)	9/25/2024	1,218	1,122,039
Total					3,845,175

Recreation & Travel 0.20%
Alterra Mountain Co. Initial Bluebird Term Loan	5.402% (1 Mo. LIBOR + 3.00%	)	7/31/2024	1,114	1,111,734
Kingpin Intermediate Holdings LLC 1st Lien 2018 Refinancing Term Loan	5.90% (1 Mo. LIBOR + 3.50%	)	7/3/2024	1,178	1,179,163
Total					2,290,897

Restaurants 0.28%
IRB Holding Corp. Term Loan B	5.644% (1 Mo. LIBOR + 3.25%	)	2/5/2025	1,794	1,774,579

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Restaurants (continued)
Panera Bread Co. Term Loan	4.188% (1 Mo. LIBOR + 1.75%	)	7/18/2022	$1,472	$1,447,657
Total					3,222,236

Software/Services 0.30%
Ellie Mae, Inc. 1st Lien Term Loan	6.525% (3 Mo. LIBOR + 4.00%	)	4/2/2026	1,158	1,156,066
Tibco Software, Inc. 2019 Term Loan B†	–	(f)	6/11/2026	1,151	1,154,597	(g)
Ultimate Software Group, Inc. (The) Term Loan B	6.08% (3 Mo. LIBOR + 3.75%	)	5/4/2026	1,219	1,222,937
Total					3,533,600

Specialty Retail 0.33%
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.161% (1 Mo. LIBOR + 2.75%	)	2/3/2024	2,179	2,183,328
Claire’s Stores, Inc. Initial Term Loan	9.938% (6 Mo. LIBOR + 7.25%	)	10/12/2038	140	245,034	(g)
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.654% (1 Mo. LIBOR + 3.25%	)	3/20/2025	1,288	1,267,026
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	2.00%		3/20/2025	164	161,013
Total					3,856,401

Support: Services 0.50%
Pike Corp. 2018 Initial Term Loan	5.91% (1 Mo. LIBOR + 3.50%	)	3/23/2025	1,591	1,594,708
Southern Graphics, Inc. 1st Lien Refinancing Term Loan	5.652% (1 Mo. LIBOR + 3.25%	)	12/31/2022	1,725	1,448,152
Trans Union LLC 2018 Incremental Term Loan B4	4.402% (1 Mo. LIBOR +2.00%	)	6/19/2025	1,704	1,701,809
York Risk Services Holding Corp. Term Loan	6.152% (1 Mo. LIBOR + 3.75%	)	10/1/2021	1,208	1,145,174
Total					5,889,843

Transportation: Infrastructure/Services 0.09%
Commercial Barge Line Co. Initial Term Loan	11.152% (1 Mo. LIBOR + 8.75%	)	11/12/2020	1,538	1,045,591
Total Floating Rate Loans (cost $64,933,489)					64,636,797

FOREIGN GOVERNMENT OBLIGATIONS 7.19%

Angola 0.25%
Angolan Government International Bond†(d)	9.375%		5/8/2048	1,592	1,759,200
Republic of Angola†(d)	8.25%		5/9/2028	1,075	1,153,634
Total					2,912,834

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Argentina 1.47%
City of Buenos Aires†(d)	7.50%	6/1/2027		$2,561	$2,413,768
Province of Santa Fe†(d)	6.90%	11/1/2027		1,601	1,280,816
Provincia de Cordoba†(d)	7.125%	6/10/2021		1,492	1,305,500
Provincia de Cordoba†(d)	7.45%	9/1/2024		2,162	1,708,002
Provincia de Mendoza†(d)	8.375%	5/19/2024		2,487	2,138,845
Republic of Argentina(d)	5.875%	1/11/2028		6,371	4,861,869
Republic of Argentina(d)	6.875%	4/22/2021		3,992	3,514,956
Total					17,223,756

Australia 0.15%
Australian Government(b)	4.25%	4/21/2026	AUD	2,084	1,758,442

Bahrain 0.16%
Bahrain Government International Bond†(d)	6.75%	9/20/2029		$1,800	1,907,728

Bermuda 0.23%
Government of Bermuda†	4.138%	1/3/2023		1,350	1,409,076
Government of Bermuda†	4.75%	2/15/2029		1,107	1,224,619
Total					2,633,695

Canada 0.68%
Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	3,000	2,421,122
Province of Ontario Canada(d)	2.55%	2/12/2021		$5,494	5,541,978
Total					7,963,100

Chile 0.07%
Government of Chile(d)	3.50%	1/25/2050		796	812,716

Ecuador 0.38%
Republic of Ecuador†(d)	8.875%	10/23/2027		4,197	4,380,661

Egypt 0.29%
Arab Republic of Egypt†(d)	5.577%	2/21/2023		3,376	3,437,754

Greece 0.16%
Hellenic Republic†(b)	4.375%	8/1/2022	EUR	1,500	1,884,393

Honduras 0.16%
Honduras Government†(d)	6.25%	1/19/2027		$1,716	1,851,152

Ivory Coast 0.10%
Ivory Coast Bond†(d)	5.375%	7/23/2024		1,153	1,166,150

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Jamaica 0.42%
Government of Jamaica(d)	6.75%	4/28/2028	$2,073	$2,360,650
Government of Jamaica(d)	8.00%	3/15/2039	2,031	2,518,460
Total				4,879,110

Japan 0.40%
Japan Bank for International Cooperation(d)	3.125%	7/20/2021	4,572	4,678,738

Kenya 0.28%
Republic of Kenya†(d)	7.25%	2/28/2028	1,918	1,992,767
Republic of Kenya†(d)	8.25%	2/28/2048	1,229	1,282,597
Total				3,275,364

Mongolia 0.20%
Development Bank of Mongolia LLC†(d)	7.25%	10/23/2023	2,254	2,353,089

Paraguay 0.22%
Republic of Paraguay†(d)	5.60%	3/13/2048	2,304	2,609,303

Qatar 0.20%
State of Qatar†(d)	3.25%	6/2/2026	2,302	2,371,875

Senegal 0.20%
Republic of Senegal†(d)	6.25%	7/30/2024	2,141	2,299,674

South Africa 0.31%
Republic of South Africa(d)	4.30%	10/12/2028	3,704	3,645,569

Sri Lanka 0.17%
Republic of Sri Lanka(d)	6.825%	7/18/2026	2,024	2,021,936

Suriname 0.11%
Republic of Suriname†(d)	9.25%	10/26/2026	1,375	1,285,625

United Arab Emirates 0.37%
Abu Dhabi Government International†(d)	3.125%	5/3/2026	4,107	4,274,315

Vietnam 0.21%
Socialist Republic of Vietnam†(d)	4.80%	11/19/2024	2,302	2,453,855
Total Foreign Government Obligations (cost $80,877,193)				84,080,834

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 6.96%
Federal National Mortgage Assoc.(h) (cost $81,311,682)	4.50%	TBA	77,800	81,302,520

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 67.61%

Advertising 0.13%
Clear Channel Worldwide Holdings, Inc.†	9.25%		2/15/2024	$1,413	$1,536,637

Aerospace/Defense 1.14%
BBA US Holdings, Inc.†	5.375%		5/1/2026	1,087	1,138,632
Bombardier, Inc. (Canada)†(d)	7.50%		12/1/2024	1,704	1,742,340
Bombardier, Inc. (Canada)†(d)	7.50%		3/15/2025	2,822	2,840,484
TransDigm, Inc.†	6.25%		3/15/2026	2,953	3,096,959
TransDigm, Inc.	6.375%		6/15/2026	1,679	1,706,284
United Technologies Corp.	4.125%		11/16/2028	2,600	2,857,360
Total					13,382,059

Air Transportation 0.64%
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(d)	4.125%		5/15/2025	777	818,375
Azul Investments LLP†	5.875%		10/26/2024	3,034	2,999,868
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(d)	4.125%		9/20/2031	761	795,594
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(d)	3.80%		9/20/2031	779	819,075
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%		4/25/2024	1,949	2,019,741
Total					7,452,653

Auto Loans 0.17%
PACCAR Financial Corp.	2.85%		3/1/2022	1,949	1,985,345

Auto Parts & Equipment 0.07%
Adient US LLC†	7.00%		5/15/2026	762	784,860

Automakers 0.62%
BMW US Capital LLC†	3.10%		4/12/2021	1,217	1,231,338
Navistar International Corp.†	6.625%		11/1/2025	1,112	1,170,380
Tesla, Inc.†	5.30%		8/15/2025	5,544	4,885,650
Total					7,287,368

Banking 7.47%
ABN AMRO Bank NV (Netherlands)†(d)	4.75%		7/28/2025	2,705	2,905,284
AIB Group plc (Ireland)†(d)	4.263%	#(i)	4/10/2025	2,303	2,371,697
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	2,691	2,829,737
Ally Financial, Inc.	4.625%		3/30/2025	1,957	2,071,974
Ally Financial, Inc.	8.00%		11/1/2031	3,091	4,100,861

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
American Express Co.	3.40%		2/27/2023		$1,891	$1,958,216
ANZ New Zealand Int’l Ltd. (United Kingdom)†(d)	2.125%		7/28/2021		1,510	1,499,904
Associated Banc-Corp.	4.25%		1/15/2025		901	943,785
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(d)	6.75% (USD Swap + 5.17%	)#	–	(j)	1,776	1,961,779
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(j)	1,719	1,766,273
Banco Safra SA†	4.125%		2/8/2023		1,768	1,807,780
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021		5,464	5,458,184
Bank of America Corp.	4.45%		3/3/2026		1,137	1,226,953
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023		2,692	2,810,710
BankUnited, Inc.	4.875%		11/17/2025		2,178	2,361,672
BBVA Bancomer SA†	5.125%	#(i)	1/18/2033		2,456	2,372,496
CIT Group, Inc.	5.25%		3/7/2025		603	662,546
CIT Group, Inc.	6.125%		3/9/2028		2,701	3,079,140
Citigroup, Inc.	2.35%		8/2/2021		1,957	1,955,820
Citigroup, Inc.	4.45%		9/29/2027		1,164	1,255,430
Compass Bank	3.875%		4/10/2025		2,353	2,438,057
Fifth Third Bancorp	8.25%		3/1/2038		377	557,743
Global Bank Corp. (Panama)†(d)	5.25%	#(i)	4/16/2029		3,849	4,022,205
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,520	1,558,489
Goldman Sachs Group, Inc. (The)	3.696% (3 Mo. LIBOR + 1.11%	)#	4/26/2022		3,924	3,958,401
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		1,600	1,698,079
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		1,656	1,704,896
Huntington Bancshares, Inc.	5.70%	#(i)	–	(j)	1,217	1,223,955
Huntington National Bank (The)	3.125%		4/1/2022		2,332	2,377,779
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026		4,060	4,111,122
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		1,306	1,359,930
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%	)#	–	(j)	1,088	1,172,902
Leggett & Platt, Inc.	4.40%		3/15/2029		2,724	2,856,338
Macquarie Bank Ltd. (United Kingdom)†(d)	6.125% (5 Yr Swap rate + 3.70%	)#	–	(j)	2,899	2,867,169
Morgan Stanley	3.125%		7/27/2026		2,144	2,185,741
Morgan Stanley	3.625%		1/20/2027		776	815,799
Popular, Inc.	6.125%		9/14/2023		1,370	1,457,338
Santander UK Group Holdings plc (United Kingdom)†(d)	4.75%		9/15/2025		2,986	3,104,763
Washington Mutual Bank(k)	6.875%		6/15/2011		1,250	125	(c)

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)
Webster Financial Corp.	4.10%	3/25/2029	$2,322	$2,443,675
Total				87,314,747

Beverages 0.90%
Bacardi Ltd.†	2.75%	7/15/2026	1,749	1,656,013
Bacardi Ltd.†	4.70%	5/15/2028	2,843	3,042,739
Becle SAB de CV (Mexico)†(d)	3.75%	5/13/2025	1,438	1,443,827
Brown-Forman Corp.	3.50%	4/15/2025	797	838,589
Brown-Forman Corp.	4.50%	7/15/2045	1,572	1,785,561
PepsiCo, Inc.	3.60%	3/1/2024	1,653	1,755,142
Total				10,521,871

Building & Construction 1.03%
ITR Concession Co. LLC†	5.183%	7/15/2035	785	779,618
Lennar Corp.	4.75%	11/15/2022	1,304	1,369,200
Lennar Corp.	4.75%	5/30/2025	518	551,023
Lennar Corp.	4.75%	11/29/2027	661	699,008
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,410,312
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	1,261	1,279,272
Toll Brothers Finance Corp.	4.875%	3/15/2027	1,084	1,142,590
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,208	1,303,130
William Lyon Homes, Inc.	5.875%	1/31/2025	2,466	2,447,505
Total				11,981,658

Building Materials 0.28%
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,166,790
Owens Corning	4.30%	7/15/2047	1,129	956,715
Owens Corning	4.40%	1/30/2048	1,118	949,132
Vulcan Materials Co.	4.50%	6/15/2047	209	201,471
Total				3,274,108

Cable & Satellite Television 3.15%
Altice Financing SA (Luxembourg)†(d)	7.50%	5/15/2026	2,336	2,353,754
Altice France SA (France)†(d)	7.375%	5/1/2026	3,898	4,005,195
Altice France SA (France)†(d)	8.125%	2/1/2027	2,249	2,367,072
Altice Luxembourg SA (Luxembourg)†(d)	7.625%	2/15/2025	1,271	1,200,301
Altice Luxembourg SA (Luxembourg)†(d)	10.50%	5/15/2027	1,507	1,552,210
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	2,783	2,888,364
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	6,025	6,333,781
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,035	1,084,162
CSC Holdings LLC†	5.50%	4/15/2027	2,372	2,496,530

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
CSC Holdings LLC†	6.50%	2/1/2029	$2,085	$2,279,166
CSC Holdings LLC†	10.875%	10/15/2025	1,430	1,642,720
DISH DBS Corp.	7.75%	7/1/2026	6,232	6,122,940
Ziggo BV (Netherlands)†(d)	5.50%	1/15/2027	2,431	2,484,993
Total				36,811,188

Chemicals 0.82%
CF Industries, Inc.†	4.50%	12/1/2026	2,002	2,084,042
CF Industries, Inc.	4.95%	6/1/2043	253	227,384
CF Industries, Inc.	5.15%	3/15/2034	422	413,560
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	4.125%	7/19/2027	2,759	2,839,771
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	494	518,428
OCI NV (Netherlands)†(d)	6.625%	4/15/2023	1,138	1,189,210
Yingde Gases Investment Ltd. (Hong Kong)†(d)	6.25%	1/19/2023	2,233	2,272,549
Total				9,544,944

Consumer/Commercial/Lease Financing 0.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.65%	7/21/2027	762	758,335
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.45%	4/3/2026	469	495,075
American Tower Corp.	2.95%	1/15/2025	3,732	3,764,026
Freedom Mortgage Corp.†	8.25%	4/15/2025	800	692,000
Navient Corp.	6.125%	3/25/2024	2,478	2,552,340
Navient Corp.	6.75%	6/25/2025	1,336	1,386,100
Total				9,647,876

Department Stores 0.38%
Kohl’s Corp.	5.55%	7/17/2045	1,350	1,353,178
Seven & i Holdings Co. Ltd. (Japan)†(d)	3.35%	9/17/2021	3,076	3,143,000
Total				4,496,178

Discount Stores 1.04%
Amazon.com, Inc.	3.15%	8/22/2027	1,014	1,066,334
Amazon.com, Inc.	4.25%	8/22/2057	2,325	2,680,663
Amazon.com, Inc.	4.80%	12/5/2034	3,679	4,517,917
Amazon.com, Inc.	5.20%	12/3/2025	3,295	3,849,396
Total				12,114,310

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 1.53%
BCD Acquisition, Inc.†	9.625%	9/15/2023	$1,028	$1,083,255
DPL, Inc.†	4.35%	4/15/2029	1,537	1,558,516
General Electric Co.	2.70%	10/9/2022	3,452	3,448,185
General Electric Co.	3.10%	1/9/2023	2,189	2,209,106
Griffon Corp.	5.25%	3/1/2022	1,163	1,163,721
Nvent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	2,296	2,333,768
Siemens Financieringsmaatschappij NV (Netherlands)†(d)	3.25%	5/27/2025	1,235	1,278,484
SPX FLOW, Inc.†	5.625%	8/15/2024	873	914,467
SPX FLOW, Inc.†	5.875%	8/15/2026	1,465	1,545,575
Wabtec Corp.	3.45%	11/15/2026	1,588	1,552,542
Wabtec Corp.	4.95%	9/15/2028	794	851,654
Total				17,939,273

Electric: Distribution/Transportation 0.66%
Atlantic City Electric Co.	4.00%	10/15/2028	1,149	1,262,645
Cemig Geracao e Transmissao SA (Brazil)†(d)	9.25%	12/5/2024	1,164	1,338,600
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	1,087	1,148,278
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	3,836	3,974,404
Total				7,723,927

Electric: Generation 1.30%
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(d)	5.95%	12/15/2039	1,386	1,441,509
Calpine Corp.	5.75%	1/15/2025	3,598	3,584,508
Clearway Energy Operating LLC†	5.75%	10/15/2025	1,344	1,369,200
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,694,046
NRG Energy, Inc.	5.75%	1/15/2028	4,023	4,329,754
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,561	1,681,700
Vistra Operations Co. LLC†	4.30%	7/15/2029	1,123	1,140,557
Total				15,241,274

Electric: Integrated 3.14%
Aegea Finance Sarl (Brazil)†(d)	5.75%	10/10/2024	1,113	1,153,636
AES Corp. (The)	4.50%	3/15/2023	1,019	1,049,570
AES Corp. (The)	5.125%	9/1/2027	1,103	1,166,423
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,347,700
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	1,217	1,294,454
Black Hills Corp.	4.35%	5/1/2033	1,155	1,273,616
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	898	929,525

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)
DTE Energy Co.	2.60%	6/15/2022	$896	$900,381
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,128,689
Empresa de Transmision Electrica SA (Panama)†(d)	5.125%	5/2/2049	1,205	1,320,680
Enel Finance International NV (Netherlands)†(d)	3.50%	4/6/2028	3,829	3,776,630
Entergy Arkansas LLC	4.00%	6/1/2028	1,589	1,694,416
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,174,391
Entergy Louisiana LLC	4.00%	3/15/2033	958	1,057,134
Entergy Mississippi LLC	2.85%	6/1/2028	1,547	1,551,536
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,203	2,332,720
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,138,496
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,228,702
NRG Energy, Inc.†	3.75%	6/15/2024	2,302	2,365,947
NRG Energy, Inc.†	5.25%	6/15/2029	632	674,660
Ohio Power Co.	4.00%	6/1/2049	1,172	1,262,922
Ohio Power Co.	4.15%	4/1/2048	1,223	1,335,808
Pacific Gas & Electric Co.(k)	3.50%	10/1/2020	765	749,700
Pacific Gas & Electric Co.(k)	6.05%	3/1/2034	1,178	1,316,415
Puget Sound Energy, Inc.	4.223%	6/15/2048	1,174	1,312,345
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,138,999
Total				36,675,495

Electronics 1.69%
Broadcom Corp./ Broadcom Cayman Finance Ltd.	3.50%	1/15/2028	3,098	2,942,547
Broadcom, Inc.†	4.75%	4/15/2029	1,927	1,976,357
KLA-Tencor Corp.	4.10%	3/15/2029	776	818,563
Lam Research Corp.	4.875%	3/15/2049	1,558	1,727,389
Micron Technology, Inc.	5.327%	2/6/2029	2,218	2,349,566
Nokia OYJ (Finland)(d)	4.375%	6/12/2027	1,600	1,646,000
NVIDIA Corp.	3.20%	9/16/2026	2,872	2,938,973
Trimble, Inc.	4.75%	12/1/2024	2,232	2,347,071
Xilinx, Inc.	2.95%	6/1/2024	2,945	2,988,199
Total				19,734,665

Energy: Exploration & Production 2.83%
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,113	1,085,175
California Resources Corp.†	8.00%	12/15/2022	2,507	1,902,186
Centennial Resource Production LLC†	5.375%	1/15/2026	1,155	1,103,025
Continental Resources, Inc.	4.90%	6/1/2044	3,545	3,728,521
Denbury Resources, Inc.†	7.75%	2/15/2024	1,231	1,027,885

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026		$1,083	$1,127,674
HighPoint Operating Corp.	7.00%	10/15/2022		1,042	1,010,740
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024		1,270	1,270,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025		707	712,303
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028		1,095	1,107,319
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(d)	6.375%	6/1/2028		2,100	2,345,700
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025		2,082	2,100,217
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024		2,410	2,301,550
Murphy Oil Corp.	5.75%	8/15/2025		1,102	1,147,623
Murphy Oil Corp.	6.875%	8/15/2024		988	1,042,340
Oasis Petroleum, Inc.†	6.25%	5/1/2026		1,207	1,173,807
Oasis Petroleum, Inc.	6.875%	1/15/2023		772	773,930
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027		1,133	1,189,650
SM Energy Co.	6.625%	1/15/2027		604	561,720
SM Energy Co.	6.75%	9/15/2026		1,303	1,228,077
Southwestern Energy Co.	7.75%	10/1/2027		1,089	1,048,163
SRC Energy, Inc.	6.25%	12/1/2025		1,213	1,109,895
Texaco Capital, Inc.	8.625%	11/15/2031		1,223	1,869,219
Tullow Oil plc (United Kingdom)†(d)	7.00%	3/1/2025		1,117	1,137,944
Total					33,104,663

Environmental 0.17%
Darling Global Finance BV†(b)	3.625%	5/15/2026	EUR	674	814,858
Waste Pro USA, Inc.†	5.50%	2/15/2026		$1,143	1,174,432
Total					1,989,290

Food & Drug Retailers 0.57%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025		2,773	2,807,663
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		2,029	2,112,696
Ingles Markets, Inc.	5.75%	6/15/2023		1,690	1,736,475
Total					6,656,834

Food: Wholesale 1.14%
Arcor SAIC (Argentina)†(d)	6.00%	7/6/2023		1,863	1,853,871
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		1,312	1,233,280
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026		1,241	1,098,285
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		1,472	1,604,480

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Food: Wholesale (continued)
Lamb Weston Holdings, Inc.†	4.625%		11/1/2024		$1,299	$1,352,584
McCormick & Co., Inc.	4.20%		8/15/2047		1,893	1,954,513
MHP Lux SA (Luxembourg)†(d)	6.95%		4/3/2026		1,187	1,205,657
Smithfield Foods, Inc.†	5.20%		4/1/2029		2,768	3,018,387
Total						13,321,057

Forestry/Paper 0.29%
Norbord, Inc. (Canada)†(d)	6.25%		4/15/2023		1,060	1,123,600
Suzano Austria GmbH (Brazil)†(d)	5.75%		7/14/2026		1,275	1,396,125
Suzano Austria GmbH (Brazil)†(d)	6.00%		1/15/2029		771	842,317
Total						3,362,042

Gaming 1.15%
Boyd Gaming Corp.	6.00%		8/15/2026		1,197	1,262,835
Eldorado Resorts, Inc.	6.00%		4/1/2025		617	651,706
Eldorado Resorts, Inc.	6.00%		9/15/2026		1,101	1,208,347
Everi Payments, Inc.†	7.50%		12/15/2025		1,093	1,144,917
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		1,666	1,842,130
Jacobs Entertainment, Inc.†	7.875%		2/1/2024		604	646,280
Mohegan Gaming & Entertainment†	7.875%		10/15/2024		1,181	1,161,809
Penn National Gaming, Inc.†	5.625%		1/15/2027		2,251	2,228,490
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%		7/15/2026		1,147	1,215,820
Station Casinos LLC†	5.00%		10/1/2025		2,070	2,080,350
Total						13,442,684

Gas Distribution 2.36%
Buckeye Partners LP	6.375%	#(i)	1/22/2078		1,574	1,141,150
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		2,154	2,345,167
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025		1,059	1,182,109
Dominion Energy Gas Holdings LLC	3.60%		12/15/2024		1,175	1,218,362
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		1,145	1,225,636
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021		1,400	1,447,439
Midwest Connector Capital Co. LLC†	4.625%		4/1/2029		2,722	2,918,330
NGPL PipeCo LLC†	4.875%		8/15/2027		2,762	2,934,625
Northern Natural Gas Co.†	4.30%		1/15/2049		1,811	1,967,754
ONE Gas, Inc.	4.50%		11/1/2048		1,149	1,315,317
Plains All American Pipeline LP	6.125%	#(i)	–	(j)	2,725	2,599,704
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,775	1,892,904
Southern Star Central Corp.†	5.125%		7/15/2022		1,145	1,159,313

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023	$748	$750,338
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%	4/15/2026	1,131	1,203,101
Transportadora de Gas Internacional SA ESP (Colombia)†(d)	5.55%	11/1/2028	2,056	2,315,056
Total				27,616,305

Health Facilities 3.16%
AHP Health Partners, Inc.†	9.75%	7/15/2026	1,193	1,291,422
Ascension Health	3.945%	11/15/2046	1,017	1,100,656
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	2,452	2,416,752
CHS/Community Health Systems, Inc.†	8.00%	3/15/2026	938	903,791
Dignity Health	3.812%	11/1/2024	675	711,030
HCA, Inc.	5.25%	4/15/2025	1,612	1,789,167
HCA, Inc.	5.375%	2/1/2025	1,306	1,412,929
HCA, Inc.	5.50%	6/15/2047	4,319	4,616,380
HCA, Inc.	7.05%	12/1/2027	390	442,650
HCA, Inc.	7.50%	2/15/2022	582	643,110
HCA, Inc.	7.58%	9/15/2025	552	640,320
HCA, Inc.	7.69%	6/15/2025	1,240	1,460,100
HCA, Inc.	8.36%	4/15/2024	261	302,760
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478	1,687,167
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	1,192	1,230,740
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,770	1,932,642
NYU Langone Hospitals	4.368%	7/1/2047	1,191	1,334,723
Rede D’or Finance Sarl (Luxembourg)†(d)	4.95%	1/17/2028	1,112	1,107,830
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	1,034	1,101,210
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	2,223	2,334,150
Tenet Healthcare Corp.	4.625%	7/15/2024	646	656,498
Tenet Healthcare Corp.	5.125%	5/1/2025	4,730	4,765,475
Tenet Healthcare Corp.	6.75%	6/15/2023	2,987	3,009,402
Total				36,890,904

Health Services 1.37%
DaVita, Inc.	5.00%	5/1/2025	1,677	1,661,907
DaVita, Inc.	5.125%	7/15/2024	1,000	1,002,800
Elanco Animal Health, Inc.	4.90%	8/28/2028	1,959	2,188,646

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%		8/1/2023	$772	$800,950
Montefiore Obligated Group	5.246%		11/1/2048	1,553	1,723,480
MPH Acquisition Holdings LLC†	7.125%		6/1/2024	1,034	974,752
NVA Holdings, Inc.†	6.875%		4/1/2026	1,125	1,181,250
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024	723	759,150
Tenet Healthcare Corp.†	6.25%		2/1/2027	2,370	2,444,063
Verscend Escrow Corp.†	9.75%		8/15/2026	1,692	1,766,025
West Street Merger Sub, Inc.†	6.375%		9/1/2025	1,661	1,544,730
Total					16,047,753

Hotels 0.64%
ESH Hospitality, Inc.†	5.25%		5/1/2025	1,168	1,200,120
Hilton Domestic Operating Co., Inc.†	4.875%		1/15/2030	2,099	2,170,717
Hilton Domestic Operating Co., Inc.	5.125%		5/1/2026	2,182	2,282,917
Wyndham Destinations, Inc.	5.75%		4/1/2027	712	745,820
Wyndham Destinations, Inc.	6.35%		10/1/2025	998	1,091,563
Total					7,491,137

Insurance Brokerage 0.34%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%		8/1/2023	1,639	1,687,678
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	1,230	1,184,404
HUB International Ltd.†	7.00%		5/1/2026	1,133	1,151,411
Total					4,023,493

Integrated Energy 1.31%
Cheniere Energy Partners LP	5.25%		10/1/2025	1,149	1,192,088
Cheniere Energy Partners LP†	5.625%		10/1/2026	1,913	2,022,997
Exxon Mobil Corp.	3.043%		3/1/2026	1,101	1,140,899
Hess Corp.	5.60%		2/15/2041	2,230	2,413,188
Hess Corp.	5.80%		4/1/2047	1,586	1,775,273
Petroleos Mexicanos (Mexico)(d)	4.875%		1/24/2022	1,499	1,497,501
Petroleos Mexicanos (Mexico)(d)	6.375%		2/4/2021	1,196	1,230,086
Rio Oil Finance Trust Series 2018-1 (Brazil)†(d)	8.20%		4/6/2028	1,121	1,261,136
Shell International Finance BV (Netherlands)(d)	6.375%		12/15/2038	1,973	2,793,327
Total					15,326,495

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Investments & Miscellaneous Financial Services 1.03%
AI Candelaria Spain SLU (Spain)†(d)	7.50%	12/15/2028		$1,050	$1,157,625
MSCI, Inc.†	5.375%	5/15/2027		1,657	1,777,133
MSCI, Inc.†	5.75%	8/15/2025		1,434	1,512,870
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		2,377	2,276,825
Power Finance Corp. Ltd. (India)(d)	3.75%	12/6/2027		900	881,110
Power Finance Corp. Ltd. (India)†(d)	6.15%	12/6/2028		1,668	1,920,552
S&P Global, Inc.	6.55%	11/15/2037		1,391	1,899,116
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022		559	579,499
Total					12,004,730

Life Insurance 0.48%
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		2,206	2,270,167
Nuveen Finance LLC†	4.125%	11/1/2024		703	757,495
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		889	962,816
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		1,424	1,666,822
Total					5,657,300

Machinery 0.28%
Itron, Inc.†	5.00%	1/15/2026		431	441,775
Roper Technologies, Inc.	4.20%	9/15/2028		1,665	1,783,466
Xylem, Inc.	3.25%	11/1/2026		1,004	1,011,420
Total					3,236,661

Managed Care 0.71%
Centene Corp.	4.75%	1/15/2025		1,140	1,179,570
Centene Corp.†	5.375%	6/1/2026		1,475	1,554,281
Kaiser Foundation Hospitals	4.15%	5/1/2047		1,648	1,846,577
Molina Healthcare, Inc.†	4.875%	6/15/2025		1,663	1,694,181
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		948	841,350
WellCare Health Plans, Inc.	5.25%	4/1/2025		1,096	1,146,690
Total					8,262,649

Media: Content 1.29%
AMC Networks, Inc.	4.75%	8/1/2025		2,332	2,375,725
Gray Television, Inc.†	5.125%	10/15/2024		572	584,155
Gray Television, Inc.†	5.875%	7/15/2026		938	975,520
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	3,466	4,314,680
Netflix, Inc.†(b)	3.875%	11/15/2029	EUR	765	944,482

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content (continued)
Netflix, Inc.†(b)	4.625%	5/15/2029	EUR	959	$1,241,674
Netflix, Inc.	4.875%	4/15/2028		$1,447	1,499,453
Netflix, Inc.	5.875%	2/15/2025		1,105	1,221,025
Sirius XM Radio, Inc.†	5.00%	8/1/2027		1,192	1,217,211
Univision Communications, Inc.†	5.125%	2/15/2025		692	661,725
Total					15,035,650

Media: Diversified 0.48%
Nexstar Escrow, Inc.†(l)	5.625%	7/15/2027		1,117	1,147,718
TWDC Enterprises 18 Corp.	2.35%	12/1/2022		1,956	1,970,224
Walt Disney Co. (The)†	7.75%	12/1/2045		1,525	2,550,434
Total					5,668,376

Medical Products 0.65%
Boston Scientific Corp.	7.00%	11/15/2035		1,473	1,969,706
Edwards Lifesciences Corp.	4.30%	6/15/2028		2,411	2,604,941
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		1,466	1,407,360
Teleflex, Inc.	4.625%	11/15/2027		1,602	1,654,065
Total					7,636,072

Metals/Mining (Excluding Steel) 1.11%
Baffinland Iron Mines Corp. (Canada)†(d)	8.75%	7/15/2026		1,143	1,168,717
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		1,130	1,127,175
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(d)	8.00%	12/11/2022		1,355	1,108,538
Freeport-McMoRan, Inc.	3.875%	3/15/2023		5,707	5,721,267
Mirabela Nickel Ltd. (Australia)(d)	1.00%	9/10/2044		15	2	(c)
Novelis Corp.†	5.875%	9/30/2026		1,000	1,015,000
Novelis Corp.†	6.25%	8/15/2024		974	1,023,635
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		1,175	1,092,750
Warrior Met Coal, Inc.†	8.00%	11/1/2024		644	671,773
Total					12,928,857

Monoline Insurance 0.11%
MGIC Investment Corp.	5.75%	8/15/2023		1,204	1,310,855

Non-Electric Utilities 0.12%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		1,368	1,409,048

Oil Field Equipment & Services 0.84%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%	11/2/2047		2,529	2,783,261

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
Oceaneering International, Inc.	4.65%	11/15/2024	$903	$889,455
Oceaneering International, Inc.	6.00%	2/1/2028	2,094	2,083,530
Precision Drilling Corp. (Canada)(d)	5.25%	11/15/2024	1,370	1,274,100
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	767	822,876
Transocean Pontus Ltd.†	6.125%	8/1/2025	1,102	1,140,435
Transocean Proteus Ltd.†	6.25%	12/1/2024	749	776,410
Total				9,770,067

Oil Refining & Marketing 1.00%
Citgo Holding, Inc.†	10.75%	2/15/2020	1,985	2,059,437
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	4.375%	4/16/2049	5,714	5,796,921
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.75%	4/16/2022	3,765	3,800,044
Total				11,656,402

Packaging 0.42%
Berry Global Escrow Corp.†	4.875%	7/15/2026	1,507	1,542,791
Berry Global Escrow Corp.†	5.625%	7/15/2027	659	687,008
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,495,725
Sealed Air Corp.†	6.875%	7/15/2033	1,060	1,186,193
Total				4,911,717

Personal & Household Products 0.56%
Energizer Holdings, Inc.†	6.375%	7/15/2026	1,072	1,104,160
Energizer Holdings, Inc.†	7.75%	1/15/2027	527	571,705
Mattel, Inc.	2.35%	8/15/2021	2,385	2,313,450
Mattel, Inc.†	6.75%	12/31/2025	1,176	1,212,750
SC Johnson & Son, Inc.†	4.75%	10/15/2046	1,177	1,374,225
Total				6,576,290

Pharmaceuticals 0.65%
Bausch Health Americas, Inc.†	8.50%	1/31/2027	1,621	1,786,374
Bausch Health Cos., Inc.†	5.50%	3/1/2023	660	667,755
Bausch Health Cos., Inc.†	7.00%	3/15/2024	1,332	1,418,713
Bausch Health Cos., Inc.†	7.25%	5/30/2029	801	835,043
Bausch Health Cos., Inc. Canada†	5.875%	5/15/2023	1,667	1,692,622
Zoetis, Inc.	3.90%	8/20/2028	1,159	1,235,469
Total				7,635,976

Property & Casualty 0.38%
Allstate Corp. (The)	3.28%	12/15/2026	1,244	1,300,602
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,258,014

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Property & Casualty (continued)
Selective Insurance Group, Inc.	5.375%	3/1/2049	$1,669	$1,835,382
Total				4,393,998

Publishing & Printing 0.16%
Meredith Corp.	6.875%	2/1/2026	1,710	1,823,082

Rail 0.46%
Central Japan Railway Co. (Japan)†(d)	4.25%	11/24/2045	1,524	1,745,878
China Railway Xunjie Co. Ltd. (China)(d)	3.25%	7/28/2026	1,200	1,197,397
Rumo Luxembourg Sarl (Luxembourg)†(d)	5.875%	1/18/2025	1,799	1,913,057
Rumo Luxembourg Sarl (Luxembourg)†(d)	7.375%	2/9/2024	440	475,974
Total				5,332,306

Real Estate Development & Management 0.28%
Country Garden Holdings Co. Ltd. (China)(d)	5.125%	1/17/2025	1,200	1,149,688
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(d)	3.875%	3/20/2027	2,039	2,148,629
Total				3,298,317

Real Estate Investment Trusts 1.26%
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	543	570,931
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,194	1,256,188
Brixmor Operating Partnership LP	4.125%	5/15/2029	2,044	2,136,415
EPR Properties	4.50%	6/1/2027	1,152	1,202,286
EPR Properties	4.75%	12/15/2026	768	814,120
Goodman US Finance Four LLC†	4.50%	10/15/2037	1,137	1,178,799
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	778,101
Liberty Property LP	4.375%	2/1/2029	1,106	1,197,512
National Retail Properties, Inc.	4.30%	10/15/2028	1,724	1,864,464
Prologis LP	3.875%	9/15/2028	781	846,698
Spirit Realty LP	4.00%	7/15/2029	1,218	1,234,275
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,483	1,604,337
Total				14,684,126

Recreation & Travel 0.46%
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,450	1,796,243
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,587	1,713,484
Six Flags Entertainment Corp.†	4.875%	7/31/2024	1,182	1,202,685
Six Flags Entertainment Corp.†	5.50%	4/15/2027	593	618,203
Total				5,330,615

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Reinsurance 0.67%
AXIS Specialty Finance plc (United Kingdom)(d)	5.15%	4/1/2045		$1,345	$1,405,238
Berkshire Hathaway, Inc.	2.75%	3/15/2023		907	921,939
Berkshire Hathaway, Inc.	3.125%	3/15/2026		907	942,724
PartnerRe Finance B LLC	3.70%	7/2/2029		2,237	2,278,462
Transatlantic Holdings, Inc.	8.00%	11/30/2039		1,584	2,274,297
Total					7,822,660

Restaurants 0.74%
Darden Restaurants, Inc.	4.55%	2/15/2048		1,154	1,159,726
IRB Holding Corp.†	6.75%	2/15/2026		1,177	1,174,058
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		2,083	2,140,282
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024		1,610	1,666,350
Starbucks Corp.	4.45%	8/15/2049		2,279	2,496,373
Total					8,636,789

Software/Services 2.39%
Autodesk, Inc.	3.50%	6/15/2027		2,446	2,473,245
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		937	973,309
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		565	593,956
Match Group, Inc.†	5.00%	12/15/2027		3,319	3,492,916
Match Group, Inc.†	5.625%	2/15/2029		785	831,119
Microsoft Corp.	2.40%	8/8/2026		792	796,093
Microsoft Corp.	3.125%	11/3/2025		5,817	6,124,928
Microsoft Corp.	4.50%	2/6/2057		1,921	2,351,906
salesforce.com, Inc.	3.70%	4/11/2028		1,580	1,704,087
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028		1,766	1,804,193
Tencent Holdings Ltd. (China)†(d)	3.925%	1/19/2038		1,995	2,012,247
VeriSign, Inc.	4.75%	7/15/2027		1,667	1,742,015
VeriSign, Inc.	5.25%	4/1/2025		1,593	1,706,501
Visa, Inc.	3.15%	12/14/2025		1,289	1,352,508
Total					27,959,023

Specialty Retail 0.81%
Asbury Automotive Group, Inc.	6.00%	12/15/2024		1,102	1,146,080
Best Buy Co., Inc.	4.45%	10/1/2028		1,593	1,684,195
Claire’s Stores, Inc.	14.00%	3/15/2039		251	389,050	(a)
Levi Strauss & Co.(b)	3.375%	3/15/2027	EUR	957	1,167,470
PetSmart, Inc.†	5.875%	6/1/2025		$1,191	1,161,225

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
Tiffany & Co.	4.90%	10/1/2044	$1,485	$1,484,304
Under Armour, Inc.	3.25%	6/15/2026	1,340	1,265,116
Weight Watchers International, Inc.†	8.625%	12/1/2025	1,220	1,122,400
Total				9,419,840

Steel Producers/Products 0.51%
Allegheny Technologies, Inc.	7.875%	8/15/2023	1,633	1,755,965
CSN Resources SA (Brazil)†(d)	7.625%	4/17/2026	1,100	1,169,669
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	723	764,798
Steel Dynamics, Inc.	4.125%	9/15/2025	1,763	1,763,000
Steel Dynamics, Inc.	5.00%	12/15/2026	502	524,590
Total				5,978,022

Support: Services 2.26%
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,190	1,062,075
Aircastle Ltd.	4.25%	6/15/2026	1,244	1,256,469
Ashtead Capital, Inc.†	4.375%	8/15/2027	1,741	1,751,881
Ashtead Capital, Inc.†	5.25%	8/1/2026	600	628,500
Brand Industrial Services, Inc.†	8.50%	7/15/2025	1,671	1,522,699
Brink’s Co. (The)†	4.625%	10/15/2027	2,367	2,369,959
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,332,685
Cloud Crane LLC†	10.125%	8/1/2024	990	1,066,725
IHS Markit Ltd. (United Kingdom)†(d)	4.00%	3/1/2026	2,627	2,724,672
IHS Markit Ltd. (United Kingdom)(d)	4.75%	8/1/2028	1,550	1,695,189
Marble II Pte Ltd. (Singapore)†(d)	5.30%	6/20/2022	449	455,979
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	2,029,366
NESCO LLC/NESCO Finance Corp.†	6.875%	2/15/2021	1,183	1,165,255
Ritchie Bros Auctioneers, Inc. (Canada)†(d)	5.375%	1/15/2025	1,130	1,176,613
United Rentals North America, Inc.	4.875%	1/15/2028	2,047	2,093,057
United Rentals North America, Inc.	5.25%	1/15/2030	1,360	1,400,800
United Rentals North America, Inc.	5.875%	9/15/2026	755	806,906
WeWork Cos., Inc.†	7.875%	5/1/2025	1,941	1,924,696
Total				26,463,526

Technology Hardware & Equipment 0.50%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,530,450
Motorola Solutions, Inc.	4.60%	5/23/2029	1,513	1,591,659
Western Digital Corp.	4.75%	2/15/2026	2,745	2,699,845
Total				5,821,954

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Satellite 0.53%
Hughes Satellite Systems Corp.	5.25%	8/1/2026		$1,111	$1,145,719
Intelsat Jackson Holdings SA (Luxembourg)(d)	5.50%	8/1/2023		1,240	1,137,700
Intelsat Jackson Holdings SA (Luxembourg)†(d)	8.50%	10/15/2024		2,758	2,744,210
Intelsat Luxembourg SA (Luxembourg)(d)	8.125%	6/1/2023		1,522	1,183,355
Total					6,210,984

Telecommunications: Wireless 1.63%
Qorvo, Inc.	5.50%	7/15/2026		971	1,030,037
Sprint Capital Corp.	6.875%	11/15/2028		11,071	11,486,162
Sprint Corp.	7.625%	3/1/2026		2,038	2,177,603
T-Mobile USA, Inc.	6.375%	3/1/2025		2,386	2,483,826
T-Mobile USA, Inc.	6.50%	1/15/2026		1,684	1,824,715
Total					19,002,343

Telecommunications: Wireline Integrated & Services 1.57%
DKT Finance ApS (Denmark)†(d)	9.375%	6/17/2023		1,903	2,066,658
Equinix, Inc.(b)	2.875%	2/1/2026	EUR	2,781	3,319,586
GCI LLC	6.875%	4/15/2025		$1,230	1,288,425
InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	1,449	1,798,488
Motorola Solutions, Inc.	4.60%	2/23/2028		$1,213	1,273,175
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		1,771	1,651,457
Verizon Communications, Inc.	2.625%	8/15/2026		5,735	5,700,370
WTT Investment Ltd. (Hong Kong)†(d)	5.50%	11/21/2022		1,168	1,210,194
Total					18,308,353

Transportation: Infrastructure/Services 0.95%
Adani Ports & Special Economic Zone Ltd. (India)†(d)(l)	4.375%	7/3/2029		2,181	2,214,806
Aeropuerto Internacional de Tocumen SA (Panama)†(d)	6.00%	11/18/2048		1,935	2,286,686
Autopistas del Sol SA (Costa Rica)†(d)	7.375%	12/30/2030		1,360	1,376,766
Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035		1,000	1,115,000
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		1,736	1,860,241
Promontoria Holding 264 BV†(b)	6.75%	8/15/2023	EUR	980	1,073,718
Stena AB (Sweden)†(d)	7.00%	2/1/2024		$1,217	1,174,405
Total					11,101,622
Total High Yield Corporate Bonds (cost $756,216,078)					790,011,303

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 4.45%

Air Transportation 0.26%
CT Airport Auth - Ground Trans Proj	4.282%	7/1/2045	$365	$381,786
Miami Dade Cnty, FL	3.982%	10/1/2041	970	995,298
Miami-Dade Cnty, FL	4.28%	10/1/2041	1,550	1,657,027
Total				3,034,111

Education 1.06%
California St Univ	3.899%	11/1/2047	2,675	2,900,503
Ohio Univ	5.59%	12/1/2114	1,000	1,243,090
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	6,640	6,840,063
Univ of California Bd of Regents	6.548%	5/15/2048	1,000	1,437,150
Total				12,420,806

General Obligation 1.54%
California	7.55%	4/1/2039	1,285	2,036,802
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,356,170
Chicago, IL	5.432%	1/1/2042	1,792	1,770,174
Chicago, IL	6.314%	1/1/2044	2,167	2,344,499
City of Portland	7.701%	6/1/2022	1,470	1,628,025
District of Columbia	5.591%	12/1/2034	1,445	1,816,770
Honolulu HI City & Cnty,	5.418%	12/1/2027	740	906,781
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,277,840
New York City	5.985%	12/1/2036	1,134	1,475,481
Ohio St Univ	4.048%	12/1/2056	676	761,534
Pennsylvania	5.45%	2/15/2030	1,336	1,613,274
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	970,365
Total				17,957,715

Government Guaranteed 0.04%
City & County of San Francisco CA	5.45%	6/15/2025	460	540,413

Lease Obligations 0.07%
Wisconsin	3.294%	5/1/2037	790	796,533

Miscellaneous 0.57%
Chicago Transit Auth, IL	6.20%	12/1/2040	1,030	1,345,334
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	1,210	1,677,653
Pasadena Public Fing Auth	7.148%	3/1/2043	2,445	3,674,297
Total				6,697,284

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Tax Revenue 0.58%
Massachusetts Sch Bldg Auth	5.715%		8/15/2039	$1,720	$2,251,841
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	1,225	1,314,217
New York City Indl Dev Agy†	11.00%		3/1/2029	2,350	3,183,968
Total					6,750,026

Transportation 0.16%
Port of Seattle, WA	3.571%		5/1/2032	650	678,386
Port of Seattle, WA	3.755%		5/1/2036	1,105	1,154,592
Total					1,832,978

Utilities 0.17%
San Antonio, TX	5.718%		2/1/2041	1,480	1,967,231
Total Municipal Bonds (cost $48,982,484)					51,997,097

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.45%
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(m)	10/15/2034	4,354	4,551,434
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(m)	4/15/2049	828	719,180
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,132,919)					5,270,614

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.10%

Energy: Exploration & Production 0.00%
Templar Energy LLC	Zero Coupon			45	–	(a)

Medical Products 0.10%
Danaher Corp.	4.75%			1	1,210,697
Total Preferred Stocks (cost $1,531,800)					1,210,697

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATIONS 1.69%
U.S. Treasury Note	2.75%		8/31/2023	$8,425	8,762,987
U.S. Treasury Note	2.625%		2/15/2029	10,460	11,025,698
Total U.S. Treasury Obligations (cost $19,567,989)					19,788,685

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $86,340)	$35.05	5/22/2022	16	$164 (a)
Total Long-Term Investments (cost $1,179,514,995)				1,229,893,168

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.12%

COMMERCIAL PAPER 0.26%

Auto Loans 0.08%
Hyundai Capital America	2.586%	7/1/2019	$1,000	1,000,000

Electric: Generation 0.09%
Entergy Corp.	2.576%	7/1/2019	1,000	1,000,000

Rail 0.09%
Union Pacific Corp.	2.586%	7/1/2019	1,000	1,000,000
Total Commercial Paper (cost $3,000,000)				3,000,000

REPURCHASE AGREEMENT 0.86%

Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $9,970,000 of U.S. Treasury Note at 2.75% due 08/15/2021; value: $10,275,939; proceeds: $10,070,757 (cost $10,069,540)			10,070	10,069,540
Total Short-Term Investments (cost $13,069,540)				13,069,540
Total Investments in Securities 106.37% (cost $1,192,584,535)				1,242,962,708
Less Unfunded Commitment (0.27)% (cost $3,163,020)				(3,162,263)
Net Investment 106.10% (cost $1,189,421,515)				1,239,800,445
Liabilities in Excess of Cash, Foreign Cash and Other Assets(n) (6.10%)				(71,317,709)
Net Assets 100.00%				$1,168,482,736

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2019

AUD	Australian dollar
CAD	Canadian dollar.
EUR	Euro.
JPY	Japanese yen.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2019.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Securities purchased on a when-issued basis (See Note 2(i)).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2019(1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.31(4)(5)	Credit Suisse	1.00%	6/20/2024	$40,000,000	$38,737,983	$1,742,881	$(480,864)
Markit CDX. NA.IG.32(4)(6)	Credit Suisse	1.00%	6/20/2024	136,758,000	139,682,932	(2,345,555)	(579,377)
Total					$178,420,915	$(602,674)	$(1,060,241)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at June 30, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.31(4)(7)	Credit Suisse	1.00%	12/20/2023	$3,395,000	$3,673,408	$54,767	$223,641

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(m)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $223,641. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,060,241.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2019

Credit Default Swaps on Indexes/Issuer - Sell Protection at June 30, 2019(1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$2,112,000	$2,042,137	$(156,477)	$86,614	$(69,863)
Markit CMBX. NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	3,363,000	3,251,755	(249,163)	137,918	(111,245)
Markit CMBX. NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	1,153,000	1,114,860	(85,425)	47,285	(38,140)
Markit CMBX. NA.BBB.9*	Morgan Stanley	3.00%	9/17/2058	6,843,000	6,616,639	(506,996)	280,635	(226,361)
Markit CMBX. NA.BBB.10*	Credit Suisse	3.00%	11/17/2059	4,667,000	4,517,380	(289,405)	139,785	(149,620)
Markit CMBX. NA.BBB.10*	Deutsche Bank	3.00%	11/17/2059	851,000	823,717	(52,772)	25,489	(27,283)
Markit CMBX. NA.BBB.10*	Goldman Sachs	3.00%	11/17/2059	3,573,000	3,458,452	(221,565)	107,017	(114,548)
Markit CMBX. NA.BBB.10*	Morgan Stanley	3.00%	11/17/2059	7,348,000	7,112,429	(455,656)	220,085	(235,571)
Markit CMBX. NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	838,000	801,236	(50,837)	14,073	(36,764)
Markit CMBX. NA.BBB.11*	JPMorgan Chase	3.00%	11/18/2054	393,000	375,758	(23,842)	6,600	(17,242)
Markit CMBX. NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	13,324,000	12,739,454	(808,303)	223,757	(584,546)
Tesla	JPMorgan	1.00%	6/20/2020	1,358,000	1,318,708	(56,018)	16,726	(39,292)
Total						$(2,956,459)	$1,305,984	$(1,650,475)

*	The Referenced Index is for the Credit Default Swap on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(m)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(m)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,305,984. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Open Forward Foreign Currency Exchange Contracts at June 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	J.P. Morgan	8/14/2019	1,041,000	$1,181,780	$1,187,829	$6,049
Japanese yen	Sell	State Street Bank and Trust	9/27/2019	203,500,000	1,911,840	1,899,440	12,400
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$18,449

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	8/14/2019	1,307,000	$1,479,466	$1,491,347	$(11,881)
euro	Sell	State Street Bank and Trust	8/14/2019	137,000	153,505	156,323	(2,818)
euro	Sell	Toronto Dominion Bank	8/14/2019	405,000	453,625	462,124	(8,499)
euro	Sell	Bank of America	9/9/2019	16,416,000	18,571,634	18,768,027	(196,393)
euro	Sell	Barclays Bank plc	9/9/2019	1,228,000	1,395,338	1,403,944	(8,606)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(228,197)

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	September 2019	250	Long	$33,862,313	$34,531,251	$668,938
U.S. 2-Year Treasury Note	September 2019	1,316	Long	281,554,476	283,176,470	1,621,994
U.S. 5-Year Treasury Note	September 2019	1,050	Long	122,507,354	124,064,063	1,556,709
Total Unrealized Appreciation on Open Futures Contracts						$3,847,641

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Euro-Bobl	September 2019	6	Short	EUR (803,269)	EUR (806,640)	$(3,833)
U.S. 10-Year Treasury Note	September 2019	20	Short	$(2,515,903)	$(2,559,375)	(43,472)
U.S. Long Bond	September 2019	957	Short	(145,573,988)	(148,903,219)	(3,329,231)
U.S. Ultra Treasury Bond	September 2019	143	Short	(24,760,578)	(25,391,438)	(630,860)
Total Unrealized Depreciation on Open Futures Contracts						$(4,007,396)

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$27,528,196	$–	$27,528,196
Common Stocks
Auto Parts & Equipment	–	–	1,457,137	1,457,137
Beverages	1,740,724	1,277,572	–	3,018,296
Energy: Exploration & Production	283,877	–	46,219	330,096
Personal & Household Products	1,269,685	1,774,963	1,110,258	4,154,906
Software/Services	18,985,267	1,916,121	–	20,901,388
Specialty Retail	8,939,378	707,038	–	9,646,416
Remaining Industries	64,558,022	–	–	64,558,022
Floating Rate Loans
Electric: Integrated	–	–	1,450,006	1,450,006
Machinery	–	–	2,234,713	2,234,713
Personal & Household Products	–	3,744,904	100,271	3,845,175
Software/Services	–	2,379,003	1,154,597	3,533,600
Specialty Retail	–	3,611,367	245,034	3,856,401
Remaining Industries	–	49,716,902	–	49,716,902
Unfunded Commitments	–	(2,800,013)	(362,250)	(3,162,263)
Foreign Government Obligations	–	84,080,834	–	84,080,834
Government Sponsored Enterprises
Pass-Through	–	81,302,520	–	81,302,520
High Yield Corporate Bonds
Banking	–	87,314,622	125	87,314,747
Metals/Mining (Excluding Steel)	–	12,928,855	2	12,928,857
Specialty Retail	–	9,030,790	389,050	9,419,840
Remaining Industries	–	680,347,859	–	680,347,859
Municipal Bonds	–	51,997,097	–	51,997,097
Non-Agency Commercial Mortgage-Backed Securities	–	5,270,614	–	5,270,614
Preferred Stocks	1,210,697	–	–	1,210,697
U.S. Treasury Obligations	–	19,788,685	–	19,788,685
Warrant	–	–	164	164
Short-Term Investments
Commercial Paper	–	3,000,000	–	3,000,000
Repurchase Agreement	–	10,069,540	–	10,069,540
Total	$96,987,650	$1,134,987,469	$7,825,326	$1,239,800,445

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2019

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$223,641	$–	$223,641
Liabilities	–	(1,060,241)	–	(1,060,241)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,650,475)	–	(1,650,475)
Forward Foreign Currency Exchange Contracts
Assets	–	18,449	–	18,449
Liabilities	–	(228,197)	–	(228,197)
Futures Contracts
Assets	3,847,641	–	–	3,847,641
Liabilities	(4,007,396)	–	–	(4,007,396)
Total	$(159,755)	$(2,696,823)	$–	$(2,856,578)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Preferred Stocks	Warrants
Balance as of January 1, 2019	$912,300	$4,366,142	$127	$–	$164
Accrued Discounts (Premiums)	–	416	172	–	–
Realized Gain (Loss)	56,700	(107,944)	–	–	–
Change in Unrealized Appreciation (Depreciation)	146,432	159,144	135,972	(136,434)	–
Purchases	1,399,920	4,470,400	18,693	10,488	–
Sales	(1,417,500)	(2,134,978)	–	–	–
Transfers into Level 3	1,515,762	219,365	234,213	125,946	–
Transfers out of Level 3	–	(2,150,174)	–	–	–
Balance as of June 30, 2019	$2,613,614	$4,822,371	$389,177	$–	$164
Change in unrealized appreciation/depreciation for period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$146,432	$32,920	$135,972	$(136,434)	$–

See Notes to Financial Statements.	39

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $1,189,421,515)	$1,239,800,445
Cash	296,504
Deposits with brokers for futures collateral	2,160,276
Deposits with brokers for swaps collateral	3,750,251
Foreign cash, at value (cost $1,556,816)	1,553,422
Receivables:
Interest and dividends	13,427,736
Investment securities sold	11,891,592
Capital shares sold	274,977
Unrealized appreciation on forward foreign currency exchange contracts	18,449
Prepaid expenses and other assets	882
Total assets	1,273,174,534
LIABILITIES:
Payables:
Investment securities purchased	100,505,018
Capital shares reacquired	535,847
Management fee	447,061
Directors’ fees	163,351
Variation margin on futures contracts	156,004
Fund administration	37,912
Variation margin for centrally cleared credit default swap agreements	58,084
Unrealized depreciation on forward foreign currency exchange contracts	228,197
Credit default swap agreements payable, at fair value (including upfront payments of $2,956,459)	1,650,475
Unrealized depreciation on unfunded commitments	757
Accrued expenses and other liabilities	909,092
Total liabilities	104,691,798
NET ASSETS	$1,168,482,736
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,117,400,924
Total distributable earnings	51,081,812
Net Assets	$1,168,482,736
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	95,357,772
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.25

40	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $3,972)	$397,831
Interest and other	27,241,181
Total investment income	27,639,012
Expenses:
Management fee	2,718,164
Non 12b-1 service fees	1,396,709
Shareholder servicing	592,816
Fund administration	223,289
Reports to shareholders	62,920
Professional	44,275
Custody	44,000
Directors’ fees	14,677
Other	57,517
Gross expenses	5,154,367
Expense reductions (See Note 9)	(20,529)
Net expenses	5,133,838
Net investment income	22,505,174
Net realized and unrealized gain (loss):
Net realized loss on investments	(1,457,070)
Net realized loss on futures contracts	(7,454,148)
Net realized gain on foreign currency exchange contracts	497,938
Net realized gain on swap contracts	265,059
Net realized gain on foreign currency related transactions	48,451
Net change in unrealized appreciation/depreciation on investments	93,920,177
Net change in unrealized appreciation/depreciation on futures contracts	2,399,151
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	10,855
Net change in unrealized appreciation/depreciation on swap contracts	1,455,850
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	12,481
Net change in unrealized appreciation/depreciation on unfunded commitments	5,891
Net realized and unrealized gain	89,704,635
Net Increase in Net Assets Resulting From Operations	$112,209,809

See Notes to Financial Statements.	41

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$22,505,174	$46,421,749
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(8,099,770)	6,839,916
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	97,804,405	(98,964,928)
Net increase (decrease) in net assets resulting from operations	112,209,809	(45,703,263)
Distributions to shareholders	–	(73,991,299)
Capital share transactions (See Note 14):
Proceeds from sales of shares	59,693,371	123,044,541
Reinvestment of distributions	–	73,991,366
Cost of shares reacquired	(80,725,054)	(173,257,966)
Net increase (decrease) in net assets resulting from capital share transactions	(21,031,683)	23,777,941
Net increase (decrease) in net assets	91,178,126	(95,916,621)
NET ASSETS:
Beginning of period	$1,077,304,610	$1,173,221,231
End of period	$1,168,482,736	$1,077,304,610

42	See Notes to Financial Statements.

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43

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment operations	Net invest- ment income	Net realized gain	Total distri- butions
6/30/2019(c)	$11.08	$ 0.23	$ 0.94	$ 1.17	$–	$–	$–
12/31/2018	12.38	0.49	(0.99)	(0.50)	(0.53)	(0.27)	(0.80)
12/31/2017	11.94	0.52	0.58	1.10	(0.53)	(0.13)	(0.66)
12/31/2016	11.14	0.52	0.83	1.35	(0.55)	–	(0.55)
12/31/2015	11.89	0.47	(0.65)	(0.18)	(0.49)	(0.08)	(0.57)
12/31/2014	12.31	0.54	(0.01)	0.53	(0.61)	(0.34)	(0.95)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

44	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$12.25	10.56 (d)	0.92	(e)	0.92	(e)	4.03	(e)	$1,168,483	105	(d)
11.08	(4.02)	0.92		0.93		4.04		1,077,305	153
12.38	9.21	0.90		0.92		4.13		1,173,221	121
11.94	12.13	0.90		0.93		4.41		1,066,633	120
11.14	(1.53)	0.90		0.94		3.91		978,129	116
11.89	4.35	0.90		0.93		4.26		913,108	90

See Notes to Financial Statements.	45

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

46

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

47

Notes to Financial Statements (unaudited)(continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under

48

Notes to Financial Statements (unaudited)(continued)

“Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

49

Notes to Financial Statements (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(o)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

50

Notes to Financial Statements (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2019, the Fund had the following unfunded loan commitments:

Pacific Gas and Electric Company DIP Delayed Draw Term Loan	$360,000
Nexstar Media Group, Inc. Bridge Term Loan	2,639,000
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	163,742
Total	$3,162,742

(p)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

51

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Effective May 1, 2019, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

Prior to May 1, 2019, the management fee was based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of .49% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either

52

Notes to Financial Statements (unaudited)(continued)

considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

	Six Months Ended
	6/30/2019	Year Ended
	(unaudited)	12/31/2018
Distributions paid from:
Ordinary income	$–	$56,836,725
Net long-term capital gains	–	17,154,574
Total distributions paid	$–	$73,991,299

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,190,580,535
Gross unrealized gain	64,614,771
Gross unrealized loss	(15,294,980)
Net unrealized security gain	$49,319,791

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases	Purchases	Sales	Sales
$805,525,860	$433,086,487	$831,051,505	$419,324,025

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $70,241 and sales of $579,526 which resulted in net realized loss of $(3,158).

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that

53

Notes to Financial Statements (unaudited)(continued)

the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2019 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2019 (as described in note 2(m)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2019, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swap Contracts(1)	–	–	$223,641
Forward Foreign Currency Exchange Contracts(2)	–	$18,449	–
Futures Contracts(3)	$3,847,641	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	–	–	$1,060,241
Credit Default Swap Contracts(4)	–	–	$1,650,475
Forward Foreign Currency Exchange Contracts(5)	–	$228,197	–
Futures Contracts(3)	$4,007,396	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investment. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

54

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2019, were as follows:

		Foreign
	Interest Rate	Currency	Credit	Equity
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$341,190	–
Total Return Swap Contracts(1)	$(76,131)	–	–	–
Forward Foreign Currency
Exchange Contracts(2)	–	$497,938	–	–
Futures Contracts(3)	$(7,454,148)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$1,540,212	–
Total Return Swap Contracts(4)	$(84,362)	–	–	–
Forward Foreign Currency
Exchange Contracts(5)	–	$10,855	–	–
Futures Contracts(6)	$2,399,151	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$172,820,933	$785,714
Forward Foreign Currency
Exchange Contracts(7)	–	$28,833,957	–	–
Futures Contracts(8)	3,505	–	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2019.
(1)	Statement of Operations location: Net realized gain on swap contracts.
(2)	Statement of Operations location: Net realized gain on foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized loss on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amounts represents notional amounts in U.S. dollars.
(8)	Amounts represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

55

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$18,449	$ –	$18,449
Repurchase Agreements	10,069,540	–	10,069,540
Total	$10,087,989	$ –	$10,087,989

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets	Financial	Collateral	Collateral	Net
Counterparty	and Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$10,069,540	$–	$–	$(10,069,540)	$–
J.P. Morgan Chase	6,049	(6,049)	–	–	–
State Street Bank and Trust	12,400	(12,400)	–	–	–
Total	$10,087,989	$(18,449)	$–	$(10,069,540)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$228,197	$ –	$228,197
Credit Default Swap Contracts	1,650,475	–	1,650,475
Total	$1,878,672	$ –	$1,878,672

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$196,393	$–	$–	$–	$196,393
Barclays Bank plc	8,606	–	–	–	8,606
Credit Suisse	219,483	–	(219,483)	–	–
Deutsche Bank	175,292	–	(150,000)	–	25,292
Goldman Sachs	152,688	–	(152,688)	–	–
J.P. Morgan Chase	56,534	(6,049)	–	–	50,485
Morgan Stanley	1,046,478	–	(890,000)	–	156,478
State Street Bank and Trust	14,699	(12,400)	–	–	2,299
Toronto Dominion Bank	8,499	–	–	–	8,499
Total	$1,878,672	$(18,449)	$(1,412,171)	$–	$448,052

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2019.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are

56

Notes to Financial Statements (unaudited)(continued)

allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the

57

Notes to Financial Statements (unaudited)(continued)

“Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

58

Notes to Financial Statements (continued)

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

These factors can affect the Fund’s performance.

59

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2019	Year Ended
	(unaudited)	December 31, 2018
Shares sold	5,048,849	10,012,434
Reinvestment of distributions	–	6,608,633
Shares reacquired	(6,881,086)	(14,182,529)
Increase (decrease)	(1,832,237)	2,438,538

60

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

61

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	LASFBD-3 (08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Calibrated Dividend Growth Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information to Shareholders

Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class VC*
Actual	$1,000.00	$1,163.20	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.99%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$5.31	$4.96

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	5.54%
Consumer Discretionary	8.94%
Consumer Staples	16.78%
Energy	4.61%
Financials	6.92%
Health Care	9.63%
Industrials	18.18%
Information Technology	14.68%
Materials	5.16%
Utilities	8.46%
Repurchase Agreement	1.10%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.90%

Aerospace & Defense 6.68%
General Dynamics Corp.	5,600	$1,018
L3Harris Technologies, Inc.	12,800	2,421
Lockheed Martin Corp.	6,592	2,396
Northrop Grumman Corp.	7,600	2,456
Raytheon Co.	4,100	713
United Technologies Corp.	21,300	2,773
Total		11,777

Air Freight & Logistics 0.44%
CH Robinson Worldwide, Inc.	9,200	776

Beverages 4.11%
Coca-Cola Co. (The)	60,068	3,059
PepsiCo, Inc.	31,824	4,173
Total		7,232

Biotechnology 0.91%
AbbVie, Inc.	21,999	1,600

Capital Markets 2.84%
Ameriprise Financial, Inc.	10,500	1,524
S&P Global, Inc.	11,500	2,619
T. Rowe Price Group, Inc.	7,900	867
Total		5,010

Chemicals 4.15%
Air Products & Chemicals, Inc.	7,800	1,766
Ecolab, Inc.	7,100	1,402
PPG Industries, Inc.	15,606	1,821
Sherwin-Williams Co. (The)	5,075	2,326
Total		7,315

Commercial Services & Supplies 1.03%
Healthcare Services Group, Inc.	22,900	694
Waste Management, Inc.	9,700	1,119
Total		1,813
Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 4.26%
AT&T, Inc.	105,108	$3,522
Verizon Communications, Inc.	69,700	3,982
Total		7,504

Electric: Utilities 5.40%
Duke Energy Corp.	33,500	2,956
Edison International	30,200	2,036
NextEra Energy, Inc.	12,700	2,602
Southern Co. (The)	12,600	697
Xcel Energy, Inc.	20,700	1,231
Total		9,522

Electrical Equipment 0.74%
Hubbell, Inc.	10,000	1,304

Food & Staples Retailing 5.31%
Costco Wholesale Corp.	9,900	2,616
Sysco Corp.	30,100	2,129
Walgreens Boots Alliance, Inc.	27,921	1,526
Walmart, Inc.	27,980	3,092
Total		9,363

Food Products 1.68%
Flowers Foods, Inc.	40,100	933
General Mills, Inc.	23,800	1,250
J.M. Smucker Co. (The)	6,700	772
Total		2,955

Gas Utilities 1.08%
Atmos Energy Corp.	11,400	1,204
UGI Corp.	13,000	694
Total		1,898

Health Care Equipment & Supplies 5.76%
Abbott Laboratories	49,300	4,146
Becton, Dickinson & Co.	5,300	1,336
Medtronic plc (Ireland)(a)	43,491	4,236
West Pharmaceutical Services, Inc.	3,400	425
Total		10,143

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Health Care Providers & Services 0.78%
AmerisourceBergen Corp.	16,100	$1,373

Hotels, Restaurants & Leisure 1.75%
McDonald’s Corp.	8,174	1,697
Starbucks Corp.	16,600	1,392
Total		3,089

Household Products 4.56%
Church & Dwight Co., Inc.	12,800	935
Clorox Co. (The)	9,500	1,454
Kimberly-Clark Corp.	11,635	1,551
Procter & Gamble Co. (The)	37,400	4,101
Total		8,041

Industrial Conglomerates 2.33%
3M Co.	13,567	2,352
Roper Technologies, Inc.	4,800	1,758
Total		4,110

Information Technology Services 6.46%
Accenture plc Class A (Ireland)(a)	17,100	3,159
Automatic Data Processing, Inc.	15,200	2,513
International Business Machines Corp.	15,987	2,205
Visa, Inc. Class A	20,200	3,506
Total		11,383

Insurance 4.08%
American Financial Group, Inc.	9,400	963
Chubb Ltd. (Switzerland)(a)	20,800	3,064
Prudential Financial, Inc.	11,500	1,161
Travelers Cos., Inc. (The)	13,400	2,004
Total		7,192

Leisure Products 0.91%
Hasbro, Inc.	15,200	1,606

Investments	Shares	Fair Value (000)
Machinery 2.55%
Caterpillar, Inc.	5,000	$681
Cummins, Inc.	11,800	2,022
Dover Corp.	17,800	1,784
Total		4,487

Media 1.29%
Comcast Corp. Class A	53,600	2,266

Metals & Mining 1.00%
Nucor Corp.	32,100	1,769

Multi-Line Retail 1.36%
Target Corp.	27,600	2,390

Multi-Utilities 1.98%
CMS Energy Corp.	29,200	1,691
Consolidated Edison, Inc.	3,900	342
Dominion Energy, Inc.	14,100	1,090
NorthWestern Corp.	5,000	361
Total		3,484

Oil, Gas & Consumable Fuels 4.61%
Chevron Corp.	38,449	4,784
Exxon Mobil Corp.	18,500	1,418
Occidental Petroleum Corp.	22,273	1,120
ONEOK, Inc.	11,700	805
Total		8,127

Pharmaceuticals 2.18%
Johnson & Johnson	27,619	3,847

Professional Services 0.47%
Robert Half International, Inc.	14,600	832

Road & Rail 3.94%
CSX Corp.	18,000	1,393
J.B. Hunt Transport Services, Inc.	11,900	1,088
Union Pacific Corp.	26,400	4,464
Total		6,945

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.88%
Microchip Technology, Inc.	20,666	$1,792
QUALCOMM, Inc.	25,957	1,975
Texas Instruments, Inc.	23,000	2,639
Xilinx, Inc.	18,600	2,193
Total		8,599

Software 3.34%
CDK Global, Inc.	13,300	658
Microsoft Corp.	39,000	5,224
Total		5,882

Specialty Retail 3.08%
Lowe’s Cos., Inc.	32,625	3,292
TJX Cos., Inc. (The)	40,500	2,142
Total		5,434

Textiles, Apparel & Luxury Goods 1.84%
NIKE, Inc. Class B	38,600	3,240

Tobacco 1.12%
Philip Morris International, Inc.	25,100	1,971
Total Common Stocks (cost $155,424,063)		174,279
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.10%

Repurchase Agreement
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $1,925,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $1,982,275; proceeds: $1,942,376 (cost $1,942,141)	$1,942	$1,942
Total Investments in Securities 100.00% (cost $157,366,204)		176,221
Liabilities in Excess of Other Assets(b) 0.00%		(4)
Net Assets 100.00%		$176,217

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2019	9	Long	$1,300,469	$1,324,890	$24,421

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$174,279	$–	$–	$174,279
Short-Term Investment
Repurchase Agreement	–	1,942	–	1,942
Total	$174,279	$1,942	$–	$176,221

Other Financial Instruments
Futures Contracts
Assets	$24	$–	$–	$24
Liabilities	–	–	–	–
Total	$24	$–	$–	$24

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $157,366,204)	$176,221,234
Deposits with brokers for futures collateral	56,700
Receivables:
Interest and dividends	158,283
Investment securities sold	115,829
Capital shares sold	32,667
Variation margin for futures contracts	5,965
From advisor (See Note 3)	4,332
Total assets	176,595,010
LIABILITIES:
Payables:
Management fee	78,641
Investment securities purchased	72,444
To bank	45,572
Capital shares reacquired	34,128
Directors’ fees	25,044
Fund administration	5,719
Accrued expenses	116,327
Total liabilities	377,875
NET ASSETS	$176,217,135
COMPOSITION OF NET ASSETS:
Paid-in capital	$152,093,081
Total distributable earnings	24,124,054
Net Assets	$176,217,135
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	11,236,215
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.68

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends	$2,098,363
Interest	13,482
Total investment income	2,111,845
Expenses:
Management fee	553,645
Non 12b-1 service fees	204,359
Shareholder servicing	86,288
Fund administration	32,618
Professional	25,975
Reports to shareholders	15,449
Custody	7,218
Directors’ fees	2,138
Other	13,939
Gross expenses	941,629
Expense reductions (See Note 9)	(2,989)
Fees waived and expenses reimbursed (See Note 3)	(178,661)
Net expenses	759,979
Net investment income	1,351,866
Net realized and unrealized gain:
Net realized gain on investments	3,829,714
Net realized gain on futures contracts	142,954
Net change in unrealized appreciation/depreciation on investments	18,305,339
Net change in unrealized appreciation/depreciation on futures contracts	25,950
Net realized and unrealized gain	22,303,957
Net Increase in Net Assets Resulting From Operations	$23,655,823

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$1,351,866	$2,973,966
Net realized gain on investments and futures contracts	3,972,668	13,992,877
Net change in unrealized appreciation/depreciation on investments and futures contracts	18,331,289	(24,284,863)
Net increase (decrease) in net assets resulting from operations	23,655,823	(7,318,020)
Distributions to shareholders:	–	(17,013,093)
Capital share transactions (See Note 14):
Proceeds from sales of shares	34,726,674	32,964,166
Reinvestment of distributions	–	17,013,093
Cost of shares reacquired	(22,804,693)	(77,228,521)
Net increase (decrease) in net assets resulting from capital share transactions	11,921,981	(27,251,262)
Net increase (decrease) in net assets	35,577,804	(51,582,375)
NET ASSETS:
Beginning of period	$140,639,331	$192,221,706
End of period	$176,217,135	$140,639,331

10	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2019(c)	$13.48	$0.12	$ 2.08	$ 2.20	$–	$–	$–
12/31/2018	16.02	0.27	(1.03)	(0.76)	(0.30)	(1.48)	(1.78)
12/31/2017	14.47	0.26	2.49	2.75	(0.27)	(0.93)	(1.20)
12/31/2016	13.60	0.28	1.78	2.06	(0.25)	(0.94)	(1.19)
12/31/2015	15.55	0.27	(0.60)	(0.33)	(0.27)	(1.35)	(1.62)
12/31/2014	16.27	0.27	1.60	1.87	(0.29)	(2.30)	(2.59)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$15.68	16.32 (d)	0.93	(e)	1.15	(e)	1.65	(e)	$176,217	32	(d)
13.48	(4.67)	0.88		1.22		1.68		140,639	58
16.02	19.12	0.85		1.21		1.71		192,222	58
14.47	15.10	0.85		1.25		1.89		171,330	75
13.60	(2.13)	0.85		1.28		1.76		105,016	70
15.55	11.54	0.85		1.25		1.63		118,300	79

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Calibrated Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

14

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

15

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

16

Notes to Financial Statements (unaudited)(continued)

Effective May 1, 2019, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.55%
Over $2 billion	.49%

Prior to May 1, 2019, the management fee was based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of .46% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

Effective May 1, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .99%. This agreement may be terminated only upon the approval of the Board.

Prior to May 1, 2019, Lord Abbett contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .90%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

17

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$5,997,659
Net long-term capital gains	–	11,015,434
Total distributions paid	$–	$17,013,093

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$159,510,678
Gross unrealized gain	19,427,047
Gross unrealized loss	(2,692,250)
Net unrealized security gain	$16,734,797

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$64,157,704	$52,524,916

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $14,789,840, and sales of $1,301,938, which resulted in net realized gains of $104,826.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2019 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2019, the Fund had futures contracts with unrealized depreciation of $24,421, which is included in the Schedule of Investments. Only current day’s variation margin is reported within the Fund’s Statement of Assets and Liabilities. Amounts of $142,954 and $25,950 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 9.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The

18

Notes to Financial Statements (unaudited)(continued)

following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,942,141	$–	$1,942,141
Total	$1,942,141	$–	$1,942,141

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,942,141	$–	$–	$(1,942,141)	$–
Total	$1,942,141	$–	$–	$(1,942,141)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with

19

Notes to Financial Statements (unaudited)(continued)

various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity

20

Notes to Financial Statements (unaudited)(concluded)

securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited	)	Year Ended December 31, 2018
Shares sold	2,393,973		2,056,130
Reinvestment of distributions	–		1,257,879
Shares reacquired	(1,592,273)		(4,880,648)
Increase (decrease)	801,700		(1,566,639)

21

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio	SFCS-PORT-3 (08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Classic Stock Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Classic Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class VC*
Actual	$1,000.00	$1,164.70	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.24%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$6.66	$6.21

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	9.00%
Consumer Discretionary	6.19%
Consumer Staples	7.35%
Energy	7.95%
Financials	15.81%
Health Care	14.09%
Industrials	14.03%
Information Technology	16.11%
Materials	3.04%
Real Estate	1.41%
Utilities	2.70%
Repurchase Agreement	2.32%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.45%

Aerospace & Defense 3.74%
Raytheon Co.	2,528	$440
United Technologies Corp.	5,485	714
Total		1,154

Auto Components 1.05%
Lear Corp.	2,324	324

Banks 7.99%
East West Bancorp, Inc.	5,070	237
JPMorgan Chase & Co.	4,078	456
Signature Bank	2,643	319
U.S. Bancorp	12,972	680
Wells Fargo & Co.	16,318	772
Total		2,464

Beverages 2.54%
PepsiCo, Inc.	5,974	783

Biotechnology 2.18%
Vertex Pharmaceuticals, Inc.*	3,659	671

Building Products 1.02%
Masco Corp.	7,999	314

Capital Markets 1.46%
E*TRADE Financial Corp.	4,900	218
T. Rowe Price Group, Inc.	2,102	231
Total		449

Chemicals 2.02%
Corteva, Inc.*	11,818	350
Dow, Inc.*	5,562	274
Total		624

Communications Equipment 0.71%
F5 Networks, Inc.*	1,508	220

Electric: Utilities 2.72%
Edison International	7,455	503
NextEra Energy, Inc.	1,631	334
Total		837
Investments	Shares	Fair Value (000)
Electrical Equipment 2.98%
AMETEK, Inc.	5,937	$539
Hubbell, Inc.	2,896	378
Total		917

Electronic Equipment, Instruments & Components 1.56%
Avnet, Inc.	10,642	482

Energy Equipment & Services 1.36%
Halliburton Co.	7,788	177
National Oilwell Varco, Inc.	10,935	243
Total		420

Entertainment 2.19%
Walt Disney Co. (The)	4,833	675

Equity Real Estate Investment Trusts 1.42%
Prologis, Inc.	2,155	173
Simon Property Group, Inc.	1,659	265
Total		438

Food & Staples Retailing 2.44%
Walmart, Inc.	6,797	751

Health Care Equipment & Supplies 2.92%
Alcon, Inc. (Switzerland)*(a)	1,151	71
Baxter International, Inc.	10,133	830
Total		901

Health Care Providers & Services 3.84%
Anthem, Inc.	1,699	479
Laboratory Corp. of America Holdings*	1,782	308
Universal Health Services, Inc. Class B	3,028	395
Total		1,182

Hotels, Restaurants & Leisure 2.52%
Starbucks Corp.	2,174	182
Yum! Brands, Inc.	5,368	594
Total		776

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Household Products 1.41%
Clorox Co. (The)	2,831	$433

Industrial Conglomerates 1.17%
Carlisle Cos., Inc.	2,568	361

Information Technology Services 1.31%
Worldpay, Inc. Class A*	3,288	403

Insurance 6.49%
American International Group, Inc.	8,461	451
Axis Capital Holdings Ltd.	8,325	497
Chubb Ltd. (Switzerland)(a)	2,540	374
Everest Re Group Ltd.	1,203	297
Hartford Financial Services Group, Inc. (The)	6,842	381
Total		2,000

Interactive Media & Services 5.79%
Alphabet, Inc. Class A*	975	1,056
Facebook, Inc. Class A*	1,429	276
Tencent Holdings Ltd. ADR	10,040	454
Total		1,786

Machinery 4.53%
Caterpillar, Inc.	876	119
Cummins, Inc.	2,939	504
Parker-Hannifin Corp.	1,560	265
Stanley Black & Decker, Inc.	3,521	509
Total		1,397

Media 1.09%
Charter Communications, Inc. Class A*	639	253
Omnicom Group, Inc.	1,016	83
Total		336

Metals & Mining 1.04%
Nucor Corp.	5,798	319

Oil, Gas & Consumable Fuels 6.65%
Exxon Mobil Corp.	5,804	445
Marathon Petroleum Corp.	7,650	427
Investments	Shares	Fair Value (000)
Noble Energy, Inc.	11,581	$259
Suncor Energy, Inc. (Canada)(a)	13,925	434
Total SA ADR	8,690	485
Total		2,050

Pharmaceuticals 5.26%
Jazz Pharmaceuticals plc (Ireland)*(a)	1,233	176
Johnson & Johnson	3,763	524
Merck & Co., Inc.	4,722	396
Novartis AG ADR	5,757	526
Total		1,622

Semiconductors & Semiconductor Equipment 0.78%
Texas Instruments, Inc.	2,091	240

Software 6.60%
Microsoft Corp.	15,183	2,034

Specialty Retail 2.67%
Foot Locker, Inc.	7,728	324
TJX Cos., Inc. (The)	9,459	500
Total		824

Technology Hardware, Storage & Peripherals 5.28%
Apple, Inc.	6,126	1,213
HP, Inc.	19,920	414
Total		1,627

Tobacco 1.02%
Philip Morris International, Inc.	4,014	315

Trading Companies & Distributors 0.70%
MSC Industrial Direct Co., Inc. Class A	2,890	215
Total Common Stocks (cost $28,277,290)		30,344

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.35%

Repurchase Agreement
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $720,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $741,422; proceeds: $722,412 (cost $722,325)	$722	$722
Total Investments in Securities 100.80% (cost $28,999,615)		31,066
Liabilities in Excess of Cash and Other Assets (0.80)%		(246)
Net Assets 100.00%		$30,820

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$30,344	$–	$–	$30,344
Short-Term Investment
Repurchase Agreement	–	722	–	722
Total	$30,344	$722	$–	$31,066

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $28,999,615)	$31,065,828
Receivables:
Capital shares sold	362,842
Interest and dividends	33,362
Prepaid expenses	34
Total assets	31,462,066
LIABILITIES:
Payables:
Investment securities purchased	563,741
Management fee	17,962
Directors’ fees	6,888
Capital shares reacquired	6,543
Fund administration	1,026
Accrued expenses	45,580
Total liabilities	641,740
NET ASSETS	$30,820,326
COMPOSITION OF NET ASSETS:
Paid-in capital	$25,319,305
Total distributable earnings	5,501,021
Net Assets	$30,820,326
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,608,557
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$11.82

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $11,481)	$334,823
Interest	8,759
Total investment income	343,582
Expenses:
Management fee	113,134
Non 12b-1 service fees	40,512
Shareholder servicing	17,035
Reports to shareholders	7,069
Professional	6,943
Custody	6,484
Fund administration	6,465
Directors’ fees	436
Other	2,301
Gross expenses	200,379
Expense reductions (See Note 8)	(601)
Fees waived and expenses reimbursed (See Note 3)	(31,625)
Net expenses	168,153
Net investment income	175,429
Net realized and unrealized gain:
Net realized gain on investments	1,522,728
Net realized gain on foreign currency related transactions	61
Net change in unrealized appreciation/depreciation on investments	2,046,689
Net realized and unrealized gain	3,569,478
Net Increase in Net Assets Resulting From Operations	$3,744,907

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019(unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$175,429	$206,992
Net realized gain on investments and foreign currency related transactions	1,522,789	5,103,494
Net change in unrealized appreciation/depreciation on investments	2,046,689	(6,949,108)
Net increase (decrease) in net assets resulting from operations	3,744,907	(1,638,622)
Distributions to shareholders:	—	(4,327,282)
Capital share transactions (See Note 13):
Proceeds from sales of shares	23,117,179	8,154,149
Reinvestment of distributions	—	4,327,282
Cost of shares reacquired	(18,428,045)	(29,336,653)
Net increase (decrease) in net assets resulting from capital share transactions	4,689,134	(16,855,222)
Net increase (decrease) in net assets	8,434,041	(22,821,126)
NET ASSETS:
Beginning of period	$22,386,285	$45,207,411
End of period	$30,820,326	$22,386,285

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2019(c)	$10.14	$0.06	$1.62	$1.68	$–	$–	$–
12/31/2018	13.33	0.07	(1.11)	(1.04)	(0.10)	(2.05)	(2.15)
12/31/2017	12.51	0.10	1.99	2.09	(0.11)	(1.16)	(1.27)
12/31/2016	11.66	0.14	1.31	1.45	(0.13)	(0.47)	(0.60)
12/31/2015	14.15	0.11	(0.23)	(0.12)	(0.11)	(2.26)	(2.37)
12/31/2014	14.77	0.10	1.25	1.35	(0.11)	1.86	(1.97)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.82	16.47 (d)	1.04	(e)	1.24	(e)	1.08	(e)	$30,820	64	(d)
10.14	(7.80)	0.98		1.31		0.51		22,386	30
13.33	16.84	0.95		1.26		0.75		45,207	71
12.51	12.44	0.95		1.33		1.20		45,197	100
11.66	(0.90)	0.95		1.32		0.78		33,643	100
14.15	9.14	0.95		1.30		0.68		43,297	50

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-

13

Notes to Financial Statements (unaudited)(continued)

tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

14

Notes to Financial Statements (unaudited)(continued)

Prior to May 1, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.00%. Effective May 1, 2019, this agreement was discontinued.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$655,200
Net long-term capital gains	–	3,672,082
Total distributions paid	$–	$4,327,282

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$29,010,253
Gross unrealized gain	2,880,906
Gross unrealized loss	(825,331)
Net unrealized security gain	$2,055,575

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$25,058,710	$19,532,943

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019 the Fund engaged in cross-trades purchases of $134,131 and sales of $197,947, which resulted in net realized gains of $3,883.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$722,325	$ –	$722,325
Total	$722,325	$ –	$722,325

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$722,325	$–	$–	$(722,325)	$–
Total	$722,325	$–	$–	$(722,325)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

17

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	2,049,682	635,290
Reinvestment of distributions	–	410,828
Shares reacquired	(1,648,743)	(2,230,364)
Increase (decrease)	400,939	(1,184,246)

18

Notes to Financial Statements (unaudited)(concluded)

14.	SUBSEQUENT EVENT

On January 29, 2019, the Board of Directors of the Company approved a plan of liquidation (the “Plan”) pursuant to which the Fund will be liquidated and dissolved. On July 31, 2019 (the “Liquidation Date”), the Fund was liquidated.

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Classic Stock Portfolio	SFCLASS-PORT-3 (08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
4	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
12	Notes to Financial Statements
19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class VC*
Actual	$1,000.00	$1,385.30	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.93	$4.91

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.04%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$6.15	$5.21

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	1.92%
Consumer Discretionary	17.44%
Consumer Staples	1.80%
Energy	0.99%
Financials	3.28%
Health Care	30.51%
Industrials	8.21%
Information Technology	31.18%
Repurchase Agreement	4.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.98%

Aerospace & Defense 1.49%
Axon Enterprise, Inc.*	13,707	$880
Cubic Corp.	4,295	277
Total		1,157

Auto Components 1.56%
Fox Factory Holding Corp.*	14,666	1,210

Banks 1.18%
CenterState Bank Corp.	15,461	356
Webster Financial Corp.	7,365	352
Western Alliance Bancorp*	4,601	206
Total		914

Biotechnology 15.81%
Agios Pharmaceuticals, Inc.*	4,851	242
Allogene Therapeutics, Inc.*	10,516	282
Amarin Corp. plc ADR*	24,997	485
Argenx SE ADR*	7,120	1,008
Audentes Therapeutics, Inc.*	12,020	455
Blueprint Medicines Corp.*	13,182	1,243
Bridgebio Pharma, Inc.*	13,451	363
CareDx, Inc.*	34,778	1,252
Coherus Biosciences, Inc.*	47,390	1,047
Denali Therapeutics, Inc.*	28,252	587
Invitae Corp.*	20,312	477
Mirati Therapeutics, Inc.*	7,726	796
Myovant Sciences Ltd. (United Kingdom)*(a)	24,624	223
Repligen Corp.*	18,336	1,576
Sage Therapeutics, Inc.*	4,077	746
Sarepta Therapeutics, Inc.*	2,541	386
uniQure NV (Netherlands)*(a)	13,884	1,085
Total		12,253

Building Products 0.52%
Trex Co., Inc.*	5,613	403
Investments	Shares	Fair Value (000)
Capital Markets 0.44%
Evercore, Inc. Class A	3,832	$339

Communications Equipment 0.81%
Acacia Communications, Inc.*	13,258	625

Construction & Engineering 0.78%
NV5 Global, Inc.*	7,440	606

Diversified Consumer Services 5.79%
Bright Horizons Family Solutions, Inc.*	8,150	1,230
Chegg, Inc.*	38,604	1,490
Grand Canyon Education, Inc.*	8,388	981
Strategic Education, Inc.	4,428	788
Total		4,489

Electrical Equipment 1.71%
Generac Holdings, Inc.*	19,046	1,322

Electronic Equipment, Instruments & Components 0.53%
Novanta, Inc.*	4,333	409

Energy Equipment & Services 1.00%
Cactus, Inc. Class A*	23,486	778

Entertainment 0.76%
World Wrestling Entertainment, Inc. Class A	8,145	588

Food & Staples Retailing 1.00%
BJ’s Wholesale Club Holdings, Inc.*	29,454	778

Food Products 0.83%
Calavo Growers, Inc.	6,640	642

Health Care Equipment & Supplies 10.04%
Glaukos Corp.*	21,851	1,648
Insulet Corp.*	4,182	499
iRhythm Technologies, Inc.*	10,697	846
Masimo Corp.*	6,057	901
Nevro Corp.*	6,107	396
Penumbra, Inc.*	7,829	1,253

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)
Tactile Systems Technology, Inc.*	7,808	$444
Tandem Diabetes Care, Inc.*	27,847	1,797
Total		7,784

Health Care Providers & Services 1.28%
Guardant Health, Inc.*	11,493	992

Health Care Technology 1.87%
Inspire Medical Systems, Inc.*	17,457	1,059
Teladoc, Health Inc.*	5,925	393
Total		1,452

Hotels, Restaurants & Leisure 1.97%
Planet Fitness, Inc. Class A*	21,055	1,525

Household Durables 2.55%
iRobot Corp.*	7,939	728
Lovesac Co. (The)*	10,267	319
Roku, Inc.*	10,224	926
Total		1,973

Information Technology Services 5.14%
Okta, Inc.*	7,398	914
Realreal, Inc. (The)*	16,893	488
Twilio, Inc. Class A*	6,686	912
Verra Mobility Corp.*	57,563	753
Wix.com Ltd. (Israel)*(a)	6,426	913
Total		3,980

Insurance 1.72%
eHealth, Inc.*	11,592	998
Goosehead Insurance, Inc. Class A	6,967	333
Total		1,331

Interactive Media & Services 1.20%
Cargurus, Inc.*	25,737	929
Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 3.24%
Etsy, Inc.*	20,126	$1,235
Jumia Technologies AG ADR*	18,167	480
Stitch Fix, Inc. Class A*	24,928	798
Total		2,513

Leisure Products 2.63%
Malibu Boats, Inc. Class A*	19,733	766
YETI Holdings, Inc.*	43,962	1,273
Total		2,039

Life Sciences Tools & Services 0.80%
Adaptive Biotechnologies Corp.*	6,474	313
Codexis, Inc.*	16,851	310
Total		623

Machinery 1.89%
Chart Industries, Inc.*	9,379	721
RBC Bearings, Inc.*	4,448	742
Total		1,463

Pharmaceuticals 1.23%
GW Pharmaceuticals plc ADR*	5,525	953

Professional Services 1.96%
Insperity, Inc.	12,462	1,522

Semiconductors & Semiconductor Equipment 2.74%
Inphi Corp.*	21,285	1,066
Monolithic Power Systems, Inc.	3,498	475
Semtech Corp.*	12,081	581
Total		2,122

Software 22.51%
Alarm.com Holdings, Inc.*	5,813	311
Alteryx, Inc. Class A*	12,975	1,416
Anaplan, Inc.*	13,193	666
Appian Corp.*	18,285	659
Avalara, Inc.*	12,635	912
Coupa Software, Inc.*	10,802	1,368
Elastic NV*	6,298	470
Everbridge, Inc.*	22,039	1,971

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2019

Investments	Shares	Fair Value (000)
Software (continued)
Five9, Inc.*	29,524	$1,514
Globant SA (Luxembourg)*(a)	9,205	930
HubSpot, Inc.*	4,271	728
Mimecast Ltd.*	19,693	920
New Relic, Inc.*	5,258	455
Pagerduty, Inc.*	4,249	200
Paycom Software, Inc.*	2,590	587
Paylocity Holding Corp.*	9,088	853
RingCentral, Inc. Class A*	5,370	617
SVMK, Inc.*	21,803	360
Trade Desk, Inc. (The) Class A*	4,678	1,066
Upland Software, Inc.*	7,733	352
Yext, Inc.*	16,983	341
Zscaler, Inc.*	9,810	752
Total		17,448
Total Common Stocks (cost $60,102,955)		75,162
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.74%

Repurchase Agreement
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $3,645,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $3,753,450; proceeds: $3,678,752 (cost $3,678,307)	$3,678	$3,678
Total Investments in Securities 101.72% (cost $63,781,262)		78,840
Liabilities in Excess of Cash and Other Assets (1.72)%		(1,335)
Net Assets 100.00%		$77,505

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$75,162	$–	$–	$75,162
Short-Term Investment
Repurchase Agreement	–	3,678	–	3,678
Total	$75,162	$3,678	$–	$78,840

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $63,781,262)	$78,840,158
Cash	11,747
Receivables:
From advisor (See Note 3)	13,987
Interest and dividends	1,843
Capital shares sold	1,430
Total assets	78,869,165
LIABILITIES:
Payables:
Investment securities purchased	1,167,884
Capital shares reacquired	57,497
Management fee	46,049
Directors’ fees	3,974
Fund administration	2,456
Accrued expenses	86,735
Total liabilities	1,364,595
NET ASSETS	$77,504,570
COMPOSITION OF NET ASSETS:
Paid-in capital	$58,386,078
Total distributable earnings	19,118,492
Net Assets	$77,504,570
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,240,238
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$34.60

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends	$33,802
Interest	12,412
Total investment income	46,214
Expenses:
Management fee	251,658
Non 12b-1 service fees	84,222
Shareholder servicing	35,425
Professional	19,754
Fund administration	13,422
Reports to shareholders	12,470
Custody	7,232
Directors’ fees	796
Other	6,076
Gross expenses	431,055
Expense reductions (See Note 8)	(1,230)
Fees waived and expenses reimbursed (See Note 3)	(100,155)
Net expenses	329,670
Net investment loss	(283,456)
Net realized and unrealized gain:
Net realized gain on investments	4,983,040
Net change in unrealized appreciation/depreciation on investments	16,217,973
Net realized and unrealized gain	21,201,013
Net Increase in Net Assets Resulting From Operations	$20,917,557

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment loss	$(283,456)	$(345,413)
Net realized gain on investments	4,983,040	8,921,414
Net change in unrealized appreciation/depreciation on investments	16,217,973	(8,760,781)
Net increase (decrease) in net assets resulting from operations	20,917,557	(184,780)
Distributions to shareholders:	–	(8,137,620)
Capital share transactions (See Note 13):
Proceeds from sales of shares	11,577,840	30,041,903
Reinvestment of distributions	–	8,137,608
Cost of shares reacquired	(9,739,420)	(14,766,834)
Net increase in net assets resulting from capital share transactions	1,838,420	23,412,677
Net increase in net assets	22,755,977	15,090,277
NET ASSETS:
Beginning of period	$54,748,593	$39,658,316
End of period	$77,504,570	$54,748,593

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2019(c)	$24.97	$(0.13)	$9.76	$9.63	$–	$34.60
12/31/2018	28.18	(0.21)	1.41	1.20	(4.41)	24.97
12/31/2017	21.69	(0.13)	6.62	6.49	–	28.18
12/31/2016	22.28	(0.07)	(0.52)	(0.59)	–	21.69
12/31/2015	24.46	(0.14)	(1.86)	(2.00)	(0.18)	22.28
12/31/2014	23.74	(0.16)	1.03	0.87	(0.15)	24.46

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
38.53 (d)	0.98	(e)	1.28	(e)	(0.84	)(e)	$77,505	42	(d)
4.88	0.94		1.31		(0.63)		54,749	112
29.92	0.90		1.38		(0.52)		39,658	103
(2.60)	0.90		1.51		(0.34)		28,605	222
(8.21)	0.90		1.56		(0.56)		28,882	197
3.71	0.90		2.02		(0.68)		17,494	235

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

13

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of 0.45% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

14

Notes to Financial Statements (unaudited)(continued)

Prior to May 1, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.95%.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018, was as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$1,901,367
Net long-term capital gains	–	6,236,253
Total distributions paid	$–	$8,137,620

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$63,970,674
Gross unrealized gain	16,536,155
Gross unrealized loss	(1,666,671)
Net unrealized security gain	$14,869,484

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$28,919,023	$27,938,973

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $90,167, and sales of $324,110, which resulted in net realized gains of $170,117.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,678,307	$–	$3,678,307
Total	$3,678,307	$–	$3,678,307

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,678,307	$–	$–	$(3,678,307)	$–
Total	$3,678,307	$–	$–	$(3,678,307)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

17

Notes to Financial Statements (unaudited)(concluded)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to marker fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	368,688	893,328
Reinvestment of distributions	–	338,785
Shares reacquired	(320,680)	(447,289)
Increase	48,008	784,824

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Developing Growth Portfolio	SFDG-PORT-3 (08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class VC*
Actual	$1,000.00	$1,124.60	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.08%. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$5.69	$5.39

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	6.63%
Consumer Discretionary	6.64%
Consumer Staples	8.07%
Energy	8.45%
Financials	19.83%
Health Care	12.21%
Industrials	12.61%
Information Technology	12.32%
Materials	3.15%
Real Estate	2.38%
Utilities	4.86%
Repurchase Agreement	2.85%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.13%

Aerospace & Defense 2.78%
Raytheon Co.	17,212	$2,993
United Technologies Corp.	40,741	5,304
Total		8,297

Auto Components 2.11%
Dorman Products, Inc.*	35,704	3,111
Lear Corp.	22,974	3,200
Total		6,311

Banks 10.30%
Citigroup, Inc.	65,399	4,580
East West Bancorp, Inc.	61,545	2,879
JPMorgan Chase & Co.	66,521	7,437
Signature Bank	25,713	3,107
U.S. Bancorp	93,651	4,907
Wells Fargo & Co.	165,533	7,833
Total		30,743

Beverages 2.59%
PepsiCo, Inc.	59,000	7,737

Biotechnology 1.01%
Amgen, Inc.	8,338	1,536
Gilead Sciences, Inc.	21,800	1,473
Total		3,009

Building Products 1.03%
Masco Corp.	78,200	3,069

Capital Markets 1.98%
E*TRADE Financial Corp.	64,300	2,868
T. Rowe Price Group, Inc.	27,700	3,039
Total		5,907

Chemicals 2.08%
Corteva, Inc.*	116,466	3,444
Dow, Inc.*	55,876	2,755
Total		6,199
Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.02%
Steelcase, Inc. Class A	177,688	$3,038

Communications Equipment 2.36%
Cisco Systems, Inc.	89,600	4,904
F5 Networks, Inc.*	14,756	2,149
Total		7,053

Diversified Telecommunication Services 2.15%
Verizon Communications, Inc.	112,100	6,404

Electric: Utilities 3.48%
Duke Energy Corp.	22,545	1,989
Edison International	74,096	4,995
NextEra Energy, Inc.	16,552	3,391
Total		10,375

Electrical Equipment 2.63%
AMETEK, Inc.	45,386	4,123
Hubbell, Inc.	28,598	3,729
Total		7,852

Electronic Equipment, Instruments & Components 1.59%
Avnet, Inc.	104,942	4,751

Energy Equipment & Services 1.09%
National Oilwell Varco, Inc.	146,004	3,246

Entertainment 2.05%
Walt Disney Co. (The)	43,791	6,115

Equity Real Estate Investment Trusts 2.40%
Prologis, Inc.	21,140	1,693
Simon Property Group, Inc.	16,878	2,696
UDR, Inc.	61,939	2,781
Total		7,170

Food & Staples Retailing 2.19%
Walmart, Inc.	59,289	6,551

Health Care Equipment & Supplies 1.22%
Medtronic plc (Ireland)(a)	37,349	3,637

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Health Care Providers & Services 4.64%
Anthem, Inc.	14,795	$4,175
CVS Health Corp.	53,413	2,911
McKesson Corp.	10,772	1,448
Quest Diagnostics, Inc.	14,517	1,478
Universal Health Services, Inc.
Class B	29,400	3,833
Total		13,845

Hotels, Restaurants & Leisure 0.56%
Starbucks Corp.	19,800	1,660

Household Products 1.42%
Clorox Co. (The)	27,608	4,227

Industrial Conglomerates 1.19%
Carlisle Cos., Inc.	25,306	3,553

Information Technology Services 1.26%
MAXIMUS, Inc.	51,800	3,758

Insurance 7.75%
American International
Group, Inc.	95,900	5,110
Axis Capital Holdings Ltd.	97,918	5,841
Chubb Ltd. (Switzerland)(a)	32,950	4,853
Everest Re Group Ltd.	11,600	2,867
Hartford Financial Services
Group, Inc. (The)	79,863	4,450
Total		23,121

Interactive Media & Services 1.96%
Alphabet, Inc. Class A*	3,352	3,630
Facebook, Inc. Class A*	11,587	2,236
Total		5,866

Machinery 3.38%
Cummins, Inc.	29,600	5,072
Stanley Black & Decker, Inc.	34,769	5,028
Total		10,100
Investments	Shares	Fair Value (000)
Media 0.53%
Interpublic Group of Cos., Inc. (The)	33,814	$764
Omnicom Group, Inc.	10,065	825
Total		1,589

Metals & Mining 1.11%
Nucor Corp.	60,062	3,309

Multi-Line Retail 0.72%
Dollar Tree, Inc.*	20,148	2,164

Multi-Utilities 1.43%
CMS Energy Corp.	73,636	4,264

Oil, Gas & Consumable Fuels 7.45%
Chevron Corp.	30,268	3,767
Exxon Mobil Corp.	48,999	3,755
Marathon Petroleum Corp.	75,237	4,204
Noble Energy, Inc.	140,737	3,152
Suncor Energy, Inc. (Canada)(a)	114,962	3,582
Total SA ADR	67,411	3,761
Total		22,221

Personal Products 1.02%
Unilever NV (United Kingdom)(a)	50,388	3,059

Pharmaceuticals 5.47%
Jazz Pharmaceuticals plc (Ireland)*(a)	11,126	1,586
Johnson & Johnson	25,947	3,614
Merck & Co., Inc.	44,032	3,692
Novartis AG ADR	40,725	3,719
Pfizer, Inc.	85,791	3,716
Total		16,327

Semiconductors & Semiconductor Equipment 1.43%
Intel Corp.	89,442	4,282

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2019

Investments	Shares	Fair Value (000)
Software 2.95%
Microsoft Corp.	42,264	$5,662
Oracle Corp.	55,205	3,145
Total		8,807

Specialty Retail 3.32%
Foot Locker, Inc.	75,074	3,147
TJX Cos., Inc. (The)	83,579	4,419
Urban Outfitters, Inc.*	102,359	2,329
Total		9,895

Technology Hardware, Storage & Peripherals 2.84%
Apple, Inc.	22,200	4,394
HP, Inc.	196,617	4,087
Total		8,481

Tobacco 0.93%
Philip Morris International, Inc.	35,220	2,766

Trading Companies & Distributors 0.71%
MSC Industrial Direct Co., Inc. Class A	28,393	2,108
Total Common Stocks (cost $285,721,056)		292,866

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.88%

Repurchase Agreement
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $8,510,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $8,763,198; proceeds: $8,589,791 (cost $8,588,753)	$8,589	$8,589
Total Investments in Securities 101.01% (cost $294,309,809)		301,455
Liabilities in Excess of Cash and Other Assets (1.01)%		(3,012)
Net Assets 100.00%		$298,443

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$292,866	$–	$–	$292,866
Short-Term Investment
Repurchase Agreement	–	8,589	–	8,589
Total	$292,866	$8,589	$–	$301,455

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $294,309,809)	$301,454,869
Cash	26
Receivables:
Capital shares sold	3,784,390
Interest and dividends	367,932
From advisor (See Note 3)	17,328
Total assets	305,624,545
LIABILITIES:
Payables:
Investment securities purchased	6,634,362
Management fee	165,776
Capital shares reacquired	72,490
Directors’ fees	56,411
Fund administration	9,190
Accrued expenses	243,135
Total liabilities	7,181,364
NET ASSETS	$298,443,181
COMPOSITION OF NET ASSETS:
Paid-in capital	$289,560,623
Total distributable earnings	8,882,558
Net Assets	$298,443,181
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	18,786,006
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.89

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $40,706)	$3,517,526
Interest	73,209
Total investment income	3,590,735
Expenses:
Management fee	1,036,029
Non 12b-1 service fees	352,110
Shareholder servicing	147,897
Fund administration	56,152
Professional	22,632
Reports to shareholders	11,994
Custody	10,621
Directors’ fees	3,733
Other	20,738
Gross expenses	1,661,906
Expense reductions (See Note 8)	(5,177)
Fees waived and expenses reimbursed (See Note 3)	(33,613)
Net expenses	1,623,116
Net investment income	1,967,619
Net realized and unrealized gain:
Net realized gain on investments	1,792,676
Net realized gain on foreign currency related transactions	210
Net change in unrealized appreciation/depreciation on investments	21,303,029
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,012
Net realized and unrealized gain	23,096,927
Net Increase in Net Assets Resulting From Operations	$25,064,546

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$1,967,619	$3,645,478
Net realized gain on investments and foreign currency related transactions	1,792,886	33,830,697
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	21,304,041	(62,036,961)
Net increase (decrease) in net assets resulting from operations	25,064,546	(24,560,786)
Distributions to shareholders	—	(39,892,158)
Capital share transactions (See Note 13):
Proceeds from sales of shares	194,751,509	169,751,566
Reinvestment of distributions	—	39,892,159
Cost of shares reacquired	(129,100,378)	(326,261,878)
Net increase (decrease) in net assets resulting from capital share transactions	65,651,131	(116,618,153)
Net increase (decrease) in net assets	90,715,677	(181,071,097)
NET ASSETS:
Beginning of period	$207,727,504	$388,798,601
End of period	$298,443,181	$207,727,504

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:

				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
6/30/2019(c)	$14.13	$0.11	$1.65	$1.76	$–	$–	$–
12/31/2018	18.86	0.20	(1.78)	(1.58)	(0.28)	(2.87)	(3.15)
12/31/2017	18.30	0.19	2.10	2.29	(0.21)	(1.52)	(1.73)
12/31/2016	16.28	0.23	2.34	2.57	(0.21)	(0.34)	(0.55)
12/31/2015	18.61	0.16	(0.79)	(0.63)	(0.21)	(1.49)	(1.70)
12/31/2014	21.03	0.09	1.43	1.52	(0.10)	(3.84)	(3.94)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

		Total
		expenses
Net		after			Net
asset		waivers		Net	assets,	Portfolio
value,	Total	and/or reim-	Total	investment	end of	turnover
end of	return(b)	bursements	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(000)	(%)

$15.89	12.46 (d)	1.15 (e)	1.18 (e)	1.40 (e)	$298,443	76 (d)
14.13	(8.16)	1.18	1.19	1.09	207,728	117
18.86	12.57	1.15	1.19	1.01	388,799	106
18.30	15.74	1.15	1.20	1.36	387,518	132
16.28	(3.44)	1.15	1.21	0.90	261,006	135
18.61	7.14	1.15	1.19	0.43	442,860	132

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy

13

Notes to Financial Statements (unaudited)(continued)

is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Effective May 1, 2019, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Prior to May 1, 2019, the management fee was based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of .74% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Effective May 1, 2019 through April 30, 2020, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, to an annual rate of 1.08%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$11,597,508
Net long-term capital gains	–	28,294,650
Total distributions paid	$–	$39,892,158

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$296,245,063
Gross unrealized gain	12,707,912
Gross unrealized loss	(7,498,106)
Net unrealized security gain	$5,209,806

15

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$270,237,940	$205,752,501

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $15,376,164, and sales of $13,368,671, which resulted in net realized gains of $1,373,611.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$8,588,753	$ –	$8,588,753
Total	$8,588,753	$ –	$8,588,753

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,588,753	$–	$–	$(8,588,753)	$–
Total	$8,588,753	$–	$–	$(8,588,753)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

17

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks, especially over the short term. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast

18

Notes to Financial Statements (unaudited)(concluded)

market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	12,661,239	9,227,349
Reinvestment of distributions	–	2,819,102
Shares reacquired	(8,579,076)	(17,955,994)
Increase (decrease)	4,082,163	(5,909,543)

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Fundamental Equity Portfolio	SFFE-PORT-3 (08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class VC
Actual	$1,000.00	$1,130.80	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	7.51%
Consumer Discretionary	4.98%
Consumer Staples	8.42%
Energy	8.87%
Financials	22.12%
Health Care	14.82%
Industrials	12.51%
Information Technology	11.98%
Materials	3.09%
Real Estate	1.41%
Utilities	3.48%
Repurchase Agreement	0.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.16%

Aerospace & Defense 3.68%
Raytheon Co.	46,996	$8,172
United Technologies Corp.	101,111	13,164
Total		21,336

Auto Components 1.02%
Lear Corp.	42,600	5,933

Banks 11.83%
Citigroup, Inc.	147,995	10,364
East West Bancorp, Inc.	124,541	5,825
JPMorgan Chase & Co.	167,465	18,723
Signature Bank	50,015	6,044
U.S. Bancorp	218,496	11,449
Wells Fargo & Co.	341,868	16,177
Total		68,582

Beverages 2.49%
PepsiCo, Inc.	110,200	14,451

Biotechnology 1.00%
Amgen, Inc.	16,037	2,955
Gilead Sciences, Inc.	42,178	2,850
Total		5,805

Building Products 1.03%
Masco Corp.	151,895	5,960

Capital Markets 2.53%
E*TRADE Financial Corp.	163,542	7,294
T. Rowe Price Group, Inc.	66,917	7,341
Total		14,635

Chemicals 2.04%
Corteva, Inc.*	224,510	6,639
Dow, Inc.*	104,772	5,166
Total		11,805

Communications Equipment 2.34%
Cisco Systems, Inc.	180,770	9,893
F5 Networks, Inc.*	25,034	3,646
Total		13,539
Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 2.71%
Verizon Communications, Inc.	275,020	$15,712

Electric: Utilities 3.48%
Duke Energy Corp.	45,499	4,015
Edison International	142,093	9,578
NextEra Energy, Inc.	32,021	6,560
Total		20,153

Electrical Equipment 2.70%
AMETEK, Inc.	93,351	8,480
Hubbell, Inc.	54,923	7,162
Total		15,642

Electronic Equipment, Instruments & Components 1.53%
Avnet, Inc.	195,971	8,872

Energy Equipment & Services 0.78%
National Oilwell Varco, Inc.	202,472	4,501

Entertainment 2.37%
Walt Disney Co. (The)	98,379	13,738

Equity Real Estate Investment Trusts 0.55%
Prologis, Inc.	39,883	3,195

Food & Staples Retailing 2.11%
Walmart, Inc.	110,643	12,225

Health Care Equipment & Supplies 1.46%
Medtronic plc (Ireland)(a)	87,152	8,488

Health Care Providers & Services 5.67%
Anthem, Inc.	29,747	8,395
CVS Health Corp.	103,774	5,654
Laboratory Corp. of America Holdings*	17,102	2,957
McKesson Corp.	42,722	5,741
Quest Diagnostics, Inc.	28,119	2,863
Universal Health Services, Inc.
Class B	55,800	7,276
Total		32,886

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.57%
Starbucks Corp.	39,700	$3,328

Household Products 1.65%
Clorox Co. (The)	53,146	8,137
Procter & Gamble Co. (The)	13,087	1,435
Total		9,572

Industrial Conglomerates 1.15%
Carlisle Cos., Inc.	47,591	6,682

Insurance 7.77%
American International Group, Inc.	214,485	11,428
Axis Capital Holdings Ltd.	154,029	9,188
Chubb Ltd. (Switzerland)(a)	62,656	9,229
Hartford Financial Services Group, Inc. (The)	170,947	9,525
Travelers Cos., Inc. (The)	37,831	5,656
Total		45,026

Interactive Media & Services 2.17%
Alphabet, Inc. Class A*	6,921	7,494
Facebook, Inc. Class A*	26,196	5,056
Total		12,550

Machinery 3.26%
Cummins, Inc.	55,500	9,509
Stanley Black & Decker, Inc.	65,075	9,411
Total		18,920

Media 0.26%
Omnicom Group, Inc.	18,590	1,523

Metals & Mining 1.05%
Nucor Corp.	110,472	6,087

Multi-Line Retail 0.63%
Dollar Tree, Inc.*	34,039	3,655

Oil, Gas & Consumable Fuels 8.09%
Chevron Corp.	72,501	9,022
Exxon Mobil Corp.	107,086	8,206
Marathon Petroleum Corp.	141,654	7,916
Investments	Shares	Fair Value (000)
Noble Energy, Inc.	213,727	$4,787
Suncor Energy, Inc. (Canada)(a)	256,958	8,007
Total SA ADR	160,959	8,980
Total		46,918

Personal Products 1.16%
Unilever NV (United Kingdom)(a)	110,660	6,719

Pharmaceuticals 6.68%
Jazz Pharmaceuticals plc (Ireland)*(a)	21,680	3,091
Johnson & Johnson	70,291	9,790
Merck & Co., Inc.	102,307	8,578
Novartis AG ADR	94,676	8,645
Pfizer, Inc.	199,462	8,641
Total		38,745

Real Estate Investment Trusts 0.86%
Simon Property Group, Inc.	31,325	5,004

Semiconductors & Semiconductor Equipment 1.70%
Intel Corp.	205,614	9,843

Software 3.41%
Microsoft Corp.	91,093	12,203
Oracle Corp.	132,838	7,568
Total		19,771

Specialty Retail 2.75%
AutoZone, Inc.*	636	699
Foot Locker, Inc.	143,191	6,003
TJX Cos., Inc. (The)	174,580	9,232
Total		15,934

Technology Hardware, Storage & Peripherals 3.00%
Apple, Inc.	49,500	9,797
HP, Inc.	366,341	7,616
Total		17,413

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2019

Investments	Shares	Fair Value (000)
Tobacco 1.00%
Philip Morris International, Inc.	74,029	$5,814

Trading Companies & Distributors 0.68%
MSC Industrial Direct Co., Inc. Class A	53,339	3,961
Total Common Stocks (cost $537,317,441)		574,923
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.81%

Repurchase Agreement
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $4,640,000 of U.S. Treasury Note at 2.75% due 8/15/2021 value: $4,782,383; proceeds: $4,684,914 (cost $4,684,348)	$4,684	$4,684
Total Investments in Securities 99.97% (cost $542,001,789)		579,607
Cash and Other Assets in
Excess of Liabilities 0.03%		199
Net Assets 100.00%		$579,806

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$574,923	$–	$–	$574,923
Short-Term Investment
Repurchase Agreement	–	4,684	–	4,684
Total	$574,923	$4,684	$–	$579,607

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $542,001,789)	$579,606,767
Cash	1
Receivables:
Investment securities sold	2,148,855
Capital shares sold	1,094,811
Interest and dividends	708,146
Prepaid expenses	786
Total assets	583,559,366
LIABILITIES:
Payables:
Investment securities purchased	2,429,711
Capital shares reacquired	243,215
Management fee	233,684
Directors’ fees	199,537
Fund administration	18,695
Accrued expenses	628,043
Total liabilities	3,752,885
NET ASSETS	$579,806,481
COMPOSITION OF NET ASSETS:
Paid-in capital	$514,123,964
Total distributable earnings	65,682,517
Net Assets	$579,806,481
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	16,727,290
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$34.66

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $94,549)	$7,409,545
Interest	76,620
Total investment income	7,486,165
Expenses:
Management fee	1,437,618
Non 12b-1 service fees	719,720
Shareholder servicing	305,305
Fund administration	115,009
Professional	32,976
Reports to shareholders	32,001
Directors’ fees	7,847
Custody	6,216
Other	45,070
Gross expenses	2,701,762
Expense reductions (See Note 8)	(10,576)
Net expenses	2,691,186
Net investment income	4,794,979
Net realized and unrealized gain:
Net realized gain on investments	21,531,579
Net realized gain on foreign currency related transactions	1,498
Net change in unrealized appreciation/depreciation on investments	44,156,972
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	2,598
Net realized and unrealized gain	65,692,647
Net Increase in Net Assets Resulting From Operations	$70,487,626

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$4,794,979	$8,663,700
Net realized gain on investments and foreign currency related transactions	21,533,077	49,459,494
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	44,159,570	(106,556,132)
Net increase (decrease) in net assets resulting from operations	70,487,626	(48,432,938)
Distributions to shareholders	–	(56,851,415)
Capital share transactions (See Note 13):
Proceeds from sales of shares	7,547,917	18,918,349
Reinvestment of distributions	–	56,833,112
Cost of shares reacquired	(45,896,199)	(119,363,930)
Net decrease in net assets resulting from capital share transactions	(38,348,282)	(43,612,469)
Net increase (decrease) in net assets	32,139,344	(148,896,822)
NET ASSETS:
Beginning of period	$547,667,137	$696,563,959
End of period	$579,806,481	$547,667,137

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2019(c)	$30.65	$0.28	$3.73	$4.01	$–	$–	$–
12/31/2018	37.15	0.50	(3.53)	(3.03)	(0.52)	(2.95)	(3.47)
12/31/2017	36.72	0.48	4.39	4.87	(0.53)	(3.91)	(4.44)
12/31/2016	32.21	0.52	4.99	5.51	(0.52)	(0.48)	(1.00)
12/31/2015	35.54	0.40	(1.43)	(1.03)	(0.44)	(1.86)	(2.30)
12/31/2014	33.24	0.22	2.33	2.55	(0.25)	–	(0.25)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$34.66	13.08 (d)	0.94	(e)	1.67	(e)	$579,806	53	(d)
30.65	(8.14)	0.93		1.35		547,667	89
37.15	13.38	0.93		1.26		696,564	97
36.72	17.11	0.94		1.54		718,550	98
32.21	(2.86)	0.94		1.15		724,298	105
35.54	7.65	0.93		0.65		882,379	122

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund’s Variable Contract class shares (“Class VC Shares”), are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy

Notes to Financial Statements (unaudited)(continued)

is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2019, the effective management fee was at an annualized rate of ..50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be

14

Notes to Financial Statements (unaudited)(continued)

compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 were as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$19,004,931
Net long-term capital gains	–	37,846,484
Total distributions paid	$–	$56,851,415

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$543,155,417
Gross unrealized gain	51,331,214
Gross unrealized loss	(14,879,864)
Net unrealized security gain	$36,451,350

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$299,272,803	$320,213,228

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

15

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $965,582 and sales of $3,587,728 which resulted in net realized gains of $312,234.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$4,684,348	$ –	$4,684,348
Total	$4,684,348	$ –	$4,684,348

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$4,684,348	$–	$–	$(4,684,348)	$–
Total	$4,684,348	$–	$–	$(4,684,348)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

16

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

17

Notes to Financial Statements (unaudited)(concluded)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Due to its investments in multinational companies, foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	223,379	532,820
Reinvestment of distributions	–	1,833,178
Shares reacquired	(1,365,687)	(3,246,152)
Decrease	(1,142,308)	(880,154)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by		LASFGI-3
LORD ABBETT DISTRIBUTOR LLC.	Growth and Income Portfolio	(08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class VC*
Actual	$1,000.00	$1,271.00	$6.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.91

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.24%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$6.98	$6.21

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	2.19%
Consumer Discretionary	14.87%
Consumer Staples	3.63%
Energy	1.18%
Financials	7.35%
Health Care	14.69%
Industrials	17.62%
Information Technology	31.34%
Materials	4.34%
Real Estate	1.85%
Repurchase Agreement	0.94%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.10%

Aerospace & Defense 4.07%
L3Harris Technologies, Inc.	14,276	$2,700
TransDigm Group, Inc.*	5,066	2,451
Total		5,151

Air Freight & Logistics 0.81%
Expeditors International of Washington, Inc.	13,466	1,021

Banks 0.65%
First Republic Bank	8,395	820

Beverages 1.40%
Brown-Forman Corp. Class B	31,860	1,766

Biotechnology 3.35%
Amarin Corp. plc ADR*	33,601	651
AnaptysBio, Inc.*	5,506	311
BioMarin Pharmaceutical, Inc.*	10,658	913
Exact Sciences Corp.*	3,808	449
Myovant Sciences Ltd. (United Kingdom)*(a)	30,589	277
Neurocrine Biosciences, Inc.*	11,829	999
Sarepta Therapeutics, Inc.*	4,184	636
Total		4,236

Building Products 1.46%
Allegion plc (Ireland)(a)	16,733	1,850

Capital Markets 3.26%
E*TRADE Financial Corp.	23,758	1,059
MarketAxess Holdings, Inc.	3,415	1,098
Moody’s Corp.	3,220	629
MSCI, Inc.	5,595	1,336
Total		4,122

Chemicals 1.55%
Ashland Global Holdings, Inc.	9,913	793
Axalta Coating Systems Ltd.*	22,246	662
FMC Corp.	6,056	502
Total		1,957

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.73%
Cintas Corp.	4,336	$1,029
Healthcare Services Group, Inc.	38,058	1,154
Total		2,183

Construction Materials 1.36%
Vulcan Materials Co.	12,542	1,722

Consumer Finance 0.71%
SLM Corp.	92,687	901

Containers & Packaging 1.39%
Avery Dennison Corp.	15,202	1,759

Diversified Consumer Services 0.99%
Service Corp. International	26,675	1,248

Electrical Equipment 2.56%
AMETEK, Inc.	20,345	1,848
Hubbell, Inc.	10,680	1,393
Total		3,241

Electronic Equipment, Instruments & Components 1.93%
Keysight Technologies, Inc.*	15,884	1,427
Trimble, Inc.*	22,486	1,014
Total		2,441

Equity Real Estate Investment Trusts 1.84%
SBA Communications Corp.*	10,317	2,320

Food Products 0.29%
Beyond Meat, Inc.*	2,273	365

Health Care Equipment & Supplies 3.82%
ABIOMED, Inc.*	3,454	900
Align Technology, Inc.*	5,126	1,403
Edwards Lifesciences Corp.*	2,375	439
Insulet Corp.*	4,315	515
Teleflex, Inc.	4,742	1,570
Total		4,827

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.10%
Centene Corp.*	38,291	$2,008
Guardant Health, Inc.*	7,524	649
Total		2,657

Hotels, Restaurants & Leisure 3.82%
Aramark	50,378	1,817
Chipotle Mexican Grill, Inc.*	1,312	961
Norwegian Cruise Line Holdings Ltd.*	18,912	1,014
Vail Resorts, Inc.	4,649	1,038
Total		4,830

Household Products 1.34%
Church & Dwight Co., Inc.	23,116	1,689

Industrial Conglomerates 1.21%
Roper Technologies, Inc.	4,159	1,523

Information Technology Services 13.26%
DXC Technology Co.	8,909	491
Euronet Worldwide, Inc.*	9,031	1,519
Fidelity National Information Services, Inc.	18,346	2,251
FleetCor Technologies, Inc.*	7,434	2,088
Genpact Ltd.	28,578	1,089
Global Payments, Inc.	17,051	2,730
GoDaddy, Inc. Class A*	19,835	1,392
Realreal, Inc. (The)*	1,729	50
Square, Inc. Class A*	3,576	259
Total System Services, Inc.	14,607	1,874
Twilio, Inc. Class A*	7,329	999
Worldpay, Inc. Class A*	16,530	2,026
Total		16,768

Insurance 2.65%
Axis Capital Holdings Ltd.	8,612	514
Goosehead Insurance, Inc. Class A	27,511	1,315
RenaissanceRe Holdings Ltd.	8,580	1,527
Total		3,356
Investments	Shares		Fair Value (000)
Interactive Media & Services 2.17%
IAC/InterActiveCorp.*		8,529	$1,855
Twitter, Inc.*		25,342	885
Total			2,740

Life Sciences Tools & Services 3.42%
Adaptive Biotechnologies Corp.*		1,644	79
Agilent Technologies, Inc.		14,610	1,091
Charles River Laboratories International, Inc.*		8,529	1,210
Illumina, Inc.*		1,769	651
Mettler-Toledo International, Inc.*		1,534	1,289
Total			4,320

Machinery 2.63%
Fortive Corp.		21,909	1,786
Stanley Black & Decker, Inc.		10,643	1,539
Total			3,325

Multi-Line Retail 3.13%
Dollar General Corp.		18,227	2,464
Dollar Tree, Inc.*		13,960	1,499
Total			3,963

Oil, Gas & Consumable Fuels 1.17%
Cimarex Energy Co.		14,157	840
Parsley Energy, Inc. Class A*		33,818	643
Total			1,483

Personal Products 0.57%
Shiseido Co., Ltd.(b)	JPY	9,536	721

Pharmaceuticals 1.86%
Elanco Animal Health, Inc.*		18,815	636
Zoetis, Inc.		15,062	1,709
Total			2,345

Professional Services 1.41%
CoStar Group, Inc.*		3,213	1,780

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	Fair Value (000)
Road & Rail 1.57%
J.B. Hunt Transport Services, Inc.	10,728	$981
Lyft, Inc. Class A*	2,641	173
Old Dominion Freight Line, Inc.	5,553	829
Total		1,983

Semiconductors & Semiconductor Equipment 5.13%
Advanced Micro Devices, Inc.*	36,832	1,119
Analog Devices, Inc.	13,936	1,573
Lam Research Corp.	8,012	1,505
Marvell Technology Group Ltd.	27,544	657
Xilinx, Inc.	13,839	1,632
Total		6,486

Software 9.93%
Anaplan, Inc.*	12,503	631
Crowdstrike Holdings, Inc.*	1,326	91
New Relic, Inc.*	12,211	1,056
Palo Alto Networks, Inc.*	8,289	1,689
Red Hat, Inc.*	9,820	1,844
RingCentral, Inc. Class A*	17,587	2,021
ServiceNow, Inc.*	6,324	1,736
Slack Technologies, Inc. Class A*	17,307	649
Splunk, Inc.*	16,538	2,080
Zendesk, Inc.*	8,550	761
Total		12,558

Specialty Retail 5.92%
Burlington Stores, Inc.*	12,253	2,085
O’Reilly Automotive, Inc.*	6,845	2,528
Tractor Supply Co.	14,711	1,600
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,675	1,275
Total		7,488
Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 0.78%
NetApp, Inc.	15,918	$982

Textiles, Apparel & Luxury Goods 0.86%
Carter’s, Inc.	11,202	1,093
Total Common Stocks (cost $105,599,276)		124,020

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.93%

Repurchase Agreement
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $1,165,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $1,199,662; proceeds: $1,173,329 (cost $1,173,187)	$1,173	1,173
Total Investments in Securities 99.03% (cost $106,772,463)		125,193
Other Assets in Excess of Liabilities 0.97%		1,223
Net Assets 100.00%		$126,416

JPY	Japanese yen.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$124,020	$–	$–	$124,020
Short-Term Investment
Repurchase Agreement	–	1,173	–	1,173
Total	$124,020	$1,173	$–	$125,193

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $106,772,463)	$125,193,360
Receivables:
Investment securities sold	8,475,670
Interest and dividends	31,011
Capital shares sold	445
Total assets	133,700,486
LIABILITIES:
Payables:
Investment securities purchased	6,740,517
Capital shares reacquired	263,280
Management fee	77,172
Directors’ fees	20,105
Fund administration	4,116
Accrued expenses	179,538
Total liabilities	7,284,728
NET ASSETS	$126,415,758
COMPOSITION OF NET ASSETS:
Paid-in capital	$99,557,368
Total distributable earnings	26,858,390
Net Assets	$126,415,758
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	9,489,930
Net asset value, offering and redemption price per share Net assets divided by outstanding shares)	$13.32

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $192)	$371,005
Interest	14,652
Total investment income	385,657
Expenses:
Management fee	427,356
Non 12b-1 service fees	137,459
Shareholder servicing	57,338
Fund administration	21,890
Professional	21,556
Reports to shareholders	15,995
Custody	4,597
Directors’ fees	1,392
Other	8,541
Gross expenses	696,124
Expense reductions (See Note 8)	(2,026)
Fees waived and expenses reimbursed (See Note 3)	(50,036)
Net expenses	644,062
Net investment loss	(258,405)
Net realized and unrealized gain (loss):
Net realized gain on investments	7,052,610
Net realized gain on foreign currency related transactions	172
Net change in unrealized appreciation/depreciation on investments	15,482,578
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(101)
Net realized and unrealized gain	22,535,259
Net Increase in Net Assets Resulting From Operations	$22,276,854

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2019	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2018
Operations:
Net investment loss	$(258,405)	$(546,740)
Net realized gain on investments and foreign currency related transactions	7,052,782	18,773,381
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	15,482,477	(18,439,611)
Net increase (decrease) in net assets resulting from operations	22,276,854	(212,970)
Distributions to shareholders	–	(17,386,671)
Capital share transactions (See Note 13):
Proceeds from sales of shares	66,801,181	28,497,917
Reinvestment of distributions	–	17,386,647
Cost of shares reacquired	(29,154,233)	(95,994,025)
Net increase (decrease) in net assets resulting from capital share transactions	37,646,948	(50,109,461)
Net increase (decrease) in net assets	59,923,802	(67,709,102)
NET ASSETS:
Beginning of period	$66,491,956	$134,201,058
End of period	$126,415,758	$66,491,956

10	See Notes to Financial Statements.

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11

Financial Highlights

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning	investment	unrealized	investment	realized	end of
	of period	loss(a)	gain (loss)	operations	gain	period
6/30/2019(c)	$10.48	$(0.03)	$2.87	$2.84	$–	$13.32
12/31/2018	14.20	(0.07)	(0.42)	(0.49)	(3.23)	10.48
12/31/2017	11.96	(0.04)	2.77	2.73	(0.49)	14.20
12/31/2016	11.88	(0.03)	0.18	0.15	(0.07)	11.96
12/31/2015	12.91	(0.06)	0.41	0.35	(1.38)	11.88
12/31/2014	15.25	(0.04)	0.95	0.91	(3.25)	12.91

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

12	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:

	Total
	expenses after
	waivers and/or		Net		Net assets,	Portfolio
Total	reimburse-	Total	investment		end of	turnover
return(b)	ments	expenses	income (loss)		period	rate
(%)	(%)	(%)	(%)		(000)	(%)
27.10 (d)	1.18 (e)	1.27 (e)	(0.47	)(e)	$126,416	30 (d)
(2.89)	1.13	1.29	(0.45)		66,492	39
22.91	1.10	1.27	(0.29)		134,201	69
1.23	1.13	1.33	(0.25)		123,735	155
2.72	1.20	1.31	(0.42)		91,977	125
6.07	1.20	1.32	(0.28)		87,234	198

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable

Notes to Financial Statements (unaudited)(continued)

inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Effective May 1, 2019, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

Prior to May 1, 2019, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

16

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of 0.69% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Prior to May 1, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.15%. Effective May 1, 2019, this agreement was discontinued.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018, was as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$1,416,794
Net long-term capital gains	–	15,969,877
Total distributions paid	$–	$17,386,671

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$107,751,969
Gross unrealized gain	20,301,881
Gross unrealized loss	(2,860,490)
Net unrealized security gain	$17,441,391

17

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$65,230,708	$32,869,390

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $17,033,843.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreement	$1,173,187	$–	$1,173,187
Total	$1,173,187	$–	$1,173,187

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$1,173,187	$–	$–	$(1,173,187)	$–
Total	$1,173,187	$–	$–	$(1,173,187)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.

18

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

19

Notes to Financial Statements (unaudited)(concluded)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	5,678,402	2,019,933
Reinvestment of distributions	–	1,664,823
Shares reacquired	(2,533,689)	(6,791,466)
Increase (decrease)	3,144,713	(3,106,710)

20

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio	LASFGO-3 (08/19)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Opportunities Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Opportunities Portfolio Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class VC
Actual	$1,000.00	$1,123.20	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.71

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.31%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class VC	$6.90	$6.56

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	3.81%
Consumer Discretionary	13.11%
Consumer Staples	9.49%
Financials	14.77%
Health Care	8.19%
Industrials	19.37%
Information Technology	10.17%
Materials	7.71%
Real Estate	10.54%
Utilities	2.84%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 100.04%

Australia 3.10%

Auto Components 1.11%
GUD Holdings Ltd.	57,483	$405

Diversified Financial Services 0.56%
IMF Bentham Ltd.*	99,555	205

Electric: Utilities 1.43%
AusNet Services	397,247	523
Total Australia		1,133

Belgium 0.11%

Wireless Telecommunication Services
Orange Belgium SA	1,972	39

Canada 6.10%

Aerospace & Defense 1.85%
CAE, Inc.	25,200	677

Entertainment 1.36%
Entertainment One Ltd.	98,741	499

Metals & Mining 1.46%
Lundin Mining Corp.	96,800	533

Paper & Forest Products 1.36%
Interfor Corp.*	46,900	499

Software 0.07%
Lightspeed POS, Inc.*	900	25
Total Canada		2,233

Denmark 1.21%

Machinery
FLSmidth & Co. A/S	9,753	442

Finland 0.39%

Health Care Providers & Services
Terveystalo OYJ*†	13,625	142
Investments	Shares	U.S. $ Fair Value (000)
France 2.92%

Biotechnology 0.54%
Genfit ADR*	10,052	$198

Construction Materials 0.54%
Vicat SA	3,940	196

Health Care Providers & Services 1.84%
Korian SA	17,740	675
Total France		1,069

Germany 7.98%

Biotechnology 0.60%
MorphoSys AG*	2,286	220

Industrial Conglomerates 1.27%
Rheinmetall AG	3,804	466

Interactive Media & Services 1.05%
XING SE	899	384

Life Sciences Tools & Services 1.15%
Gerresheimer AG	5,681	419

Machinery 1.05%
Deutz AG	39,482	384

Real Estate Management & Development 2.86%
LEG Immobilien AG	4,742	535
PATRIZIA Immobilien AG	24,656	511
		1,046
Total Germany		2,919

Hong Kong 5.61%

Auto Components 0.86%
Xinyi Glass Holdings Ltd.	298,000	313

Consumer Finance 0.88%
Sun Hung Kai & Co., Ltd.	692,000	323

Hotels, Restaurants & Leisure 0.60%
Melco International Development Ltd.	99,000	219

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Pharmaceuticals 0.60%
SSY Group Ltd.	242,000	$219

Real Estate Management & Development 0.89%
Kerry Properties Ltd.	77,500	326

Semiconductors & Semiconductor Equipment 1.18%
ASM Pacific Technology Ltd. 42,300		434

Textiles, Apparel & Luxury Goods 0.60%
Stella International Holdings Ltd.	129,089	218
Total Hong Kong		2,052

India 0.16%

Consumer Finance
Satin Creditcare Network Ltd.*	13,609	58

Indonesia 0.81%

Banks 0.73%
Bank Tabungan Negara Persero Tbk PT	1,529,900	267

Consumer Finance 0.08%
PT Clipan Finance Indonesia Tbk*	1,384,600	30
Total Indonesia		297

Ireland 7.49%

Beverages 2.14%
C&C Group plc	175,818	782

Equity Real Estate Investment Trusts 1.51%
Hibernia REIT plc	333,944	551

Health Care Providers & Services 1.71%
UDG Healthcare plc	61,761	626

Household Durables 1.25%
Cairn Homes plc*	72,752	98
Glenveagh Properties plc*†	434,018	361
		459
Investments	Shares	U.S. $ Fair Value (000)
Information Technology Services 0.88%
Keywords Studios plc	13,847	$321
Total Ireland		2,739

Israel 0.82%

Food Products
Strauss Group Ltd.	10,483	302

Italy 4.86%

Auto Components 1.32%
Brembo SpA	41,943	483

Capital Markets 1.06%
Anima Holding SpA†	114,132	388

Construction Materials 1.11%
Buzzi Unicem SpA	19,996	406

Diversified Financial Services 0.80%
doBank SpA†	21,926	291

Textiles, Apparel & Luxury Goods 0.57%
Brunello Cucinelli SpA	6,251	211
Total Italy		1,779

Japan 20.69%

Chemicals 1.17%
Kansai Paint Co., Ltd.	20,400	429

Construction & Engineering 1.66%
SHO-BOND Holdings Co., Ltd.	17,200	607

Containers & Packaging 0.50%
Fuji Seal International, Inc.	6,000	184

Distributors 1.51%
PALTAC Corp.	10,000	551

Electronic Equipment, Instruments & Components 2.29%
Azbil Corp.	23,700	580
Iriso Electronics Co., Ltd.	5,100	258
		838

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Entertainment 0.78%
Capcom Co., Ltd.	14,100	$284

Equity Real Estate Investment Trusts 1.80%
GLP J-REIT	577	657

Food Products 1.54%
Nichirei Corp.	23,700	562

Health Care Providers & Services 0.52%
Japan Lifeline Co., Ltd.	11,700	190

Information Technology Services 2.77%
NS Solutions Corp.	17,200	547
TIS, Inc.	9,100	465
		1,012

Machinery 2.07%
CKD Corp.	45,300	462
DMG Mori Co., Ltd.	18,300	295
		757

Professional Services 0.57%
TechnoPro Holdings, Inc.	3,900	208

Real Estate Management & Development 1.52%
Kenedix, Inc.	111,700	558

Specialty Retail 1.63%
Bic Camera, Inc.	28,900	284
United Arrows Ltd.	10,000	313
		597

Thrifts & Mortgage Finance 0.36%
Aruhi Corp.	6,800	134
Total Japan		7,568
Investments	Shares	U.S. $ Fair Value (000)
Netherlands 2.81%

Hotels, Restaurants & Leisure 1.36%
Basic-Fit NV*†	14,150	$498

Machinery 1.45%
Aalberts NV	13,473	529
Total Netherlands		1,027

Philippines 2.59%

Industrial Conglomerates 1.42%
Alliance Global Group, Inc.	1,728,000	520

Real Estate Management & Development 1.17%
Filinvest Land, Inc.	11,600,500	426
Total Philippines		946

Portugal 3.00%

Banks 1.59%
Banco Comercial
Portugues SA	1,883,034	582

Multi-Utilities 1.41%
REN - Redes Energeticas
Nacionais SGPS SA	188,435	517
Total Portugal		1,099

South Korea 1.73%

Food & Staples Retailing 0.60%
GS Retail Co., Ltd.	6,494	221

Semiconductors & Semiconductor Equipment 1.13%
WONIK IPS Co., Ltd.	19,918	413
Total South Korea		634

Spain 4.24%

Food Products 1.48%
Ebro Foods SA	25,366	543

Household Durables 0.30%
Neinor Homes SA*†	8,974	109

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Spain (continued)

Professional Services 1.66%
Applus Services SA	44,613	$607

Real Estate Management & Development 0.80%
Aedas Homes SAU*†	12,379	294
Total Spain		1,553

Sweden 3.41%

Commercial Services & Supplies 2.62%
Bravida Holding AB†	41,531	368
Loomis AB Class B	17,162	590
		958

Food & Staples Retailing 0.79%
Axfood AB	14,521	288
Total Sweden		1,246

Switzerland 2.51%

Containers & Packaging 1.57%
SIG Combibloc Group AG*	49,804	574

Machinery 0.94%
Sulzer AG	3,145	344
Total Switzerland		918

Taiwan 1.21%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	60,000	442

United Arab Emirates 0.65%

Information Technology Services
Network International Holdings plc*†	31,379	236

United Kingdom 12.15%

Aerospace & Defense 1.20%
Senior plc	159,781	438
Investments	Shares	U.S. $ Fair Value (000)
Beverages 2.11%
Britvic plc	68,577	$774

Capital Markets 1.31%
Man Group plc	242,431	479

Closed-Ended Fund 1.05%
VinaCapital Vietnam Opportunity Fund Ltd.	88,687	384

Consumer Finance 1.26%
Arrow Global Group plc	159,712	460

Insurance 1.44%
Lancashire Holdings Ltd.	60,076	526

Internet & Direct Marketing Retail 0.61%
Trainline plc*†	42,955	225

Machinery 0.41%
Concentric AB	10,083	151

Media 0.52%
Huntsworth plc	152,739	189

Multi-Line Retail 1.40%
B&M European Value Retail SA	120,600	511

Pharmaceuticals 0.84%
Dechra Pharmaceuticals plc	8,865	309
Total United Kingdom		4,446

United States 3.49%

Exchange-Traded Funds 1.93%
VanEck Vectors Junior Gold Miners	20,240	708

Insurance 1.56%
Axis Capital Holdings Ltd.	9,560	570
Total United States		1,278
Total Common Stocks (cost $36,904,461)		36,597

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares	U.S. $ Fair Value (000)
Total Investments in Securities 100.04% (cost $36,904,461)		$36,597
Liabilities in Excess of Foreign Cash and Other Assets (0.04)%(a)		(13)
Net Assets 100.00%		$36,584

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on total return swap contracts as follows:

Open Total Return Swap Contracts at June 30, 2019:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Bank of America	MLEILAEN	1 Mo. LIBOR + .28%	6,770	Long	06/11/2020	$699,070	$700,055	$985
Bank of America	MLEILAEN	1 Mo. LIBOR + .28%	5,837	Long	06/12/2020	602,729	603,476	747
								$1,732

*Merrill Lynch Custom Basket Index.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia	$–	$1,133	$–	$1,133
Canada	1,734	499	–	2,233
Denmark	–	442	–	442
France	198	871	–	1,069
Germany(3)	384	2,535	–	2,919
Hong Kong	218	1,834	–	2,052
India	–	58	–	58
Indonesia(3)	30	267	–	297
Ireland	1,792	947	–	2,739
Israel	–	302	–	302
Italy	–	1,779	–	1,779
Japan(3)	657	6,911	–	7,568
Netherlands	–	1,027	–	1,027
Philippines(3)	426	520	–	946
Portugal	–	1,099	–	1,099
South Korea	–	634	–	634
Spain	294	1,259	–	1,553
Sweden	–	1,246	–	1,246
Switzerland	–	918	–	918
Taiwan	–	442	–	442
United Kingdom	1,847	2,599	–	4,446
Remaining Countries	1,695	–	–	1,695
Total	$9,275	$27,322	$–	$36,597

Other Financial Instruments
Total Return Swaps Contracts
Assets	$–	$1,732	$–	$1,732
Liabilities	–	–	–	–
Total	$–	$1,732	$–	$1,732

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $36,904,461)	$36,597,315
Foreign cash, at value (cost $950,665)	945,388
Receivables:
Investment securities sold	290,999
Dividends	135,958
Capital shares sold	8,243
Total return swap, at fair value	1,732
Prepaid expenses	5
Total assets	37,979,640
LIABILITIES:
Payables:
To bank	787,977
Investment securities purchased	263,269
Capital shares reacquired	215,609
Management fee	23,843
Directors’ fees	8,960
Fund administration	1,272
Accrued expenses and other liabilities	95,179
Total liabilities	1,396,109
NET ASSETS	$36,583,531
COMPOSITION OF NET ASSETS:
Paid-in capital	$39,468,711
Total distributable earnings (loss)	(2,885,180)
Net Assets	$36,583,531
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,078,226
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$7.20

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $65,822)	$621,261
Interest	3,445
Total investment income	624,706
Expenses:
Management fee	156,457
Non 12b-1 service fees	52,151
Shareholder servicing	21,538
Custody	15,604
Professional	8,447
Fund administration	8,344
Reports to shareholders	4,819
Directors’ fees	590
Other	5,227
Gross expenses	273,177
Expense reductions (See Note 9)	(779)
Fees waived and expenses reimbursed (See Note 3)	(34,120)
Net expenses	238,278
Net investment income	386,428
Net realized and unrealized gain (loss):
Net realized loss on investments	(2,429,889)
Net realized loss on forward foreign currency exchange contracts	(790)
Net realized gain on swap contracts	39,684
Net realized loss on foreign currency related transactions	(4,814)
Net change in unrealized appreciation/depreciation on investments	6,725,653
Net change in unrealized appreciation/depreciation on swap contracts	1,732
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(6,135)
Net realized and unrealized gain	4,325,441
Net Increase in Net Assets Resulting From Operations	$4,711,869

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$386,428	$442,207
Net realized gain (loss) on investments, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(2,395,809)	4,156,852
Net change in unrealized appreciation/depreciation on investments, swaps and translation of assets and liabilities denominated in foreign currencies	6,721,250	(17,156,764)
Net increase (decrease) in net assets resulting from operations	4,711,869	(12,557,705)
Distributions to shareholders	–	(6,316,048)
Capital share transactions (See Note 14):
Proceeds from sales of shares	4,320,069	11,712,753
Reinvestment of distributions	–	6,316,048
Cost of shares reacquired	(12,228,355)	(16,036,773)
Net increase (decrease) in net assets resulting from capital share transactions	(7,908,286)	1,992,028
Net decrease in net assets	(3,196,417)	(16,881,725)
NET ASSETS:
Beginning of period	$39,779,948	$56,661,673
End of period	$36,583,531	$39,779,948

12	See Notes to Financial Statements.

This page is intentionally left blank.

13

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2019(c)	$6.41	$0.06	$0.73	$0.79	$–	$–	$–
12/31/2018	9.86	0.08	(2.37)	(2.29)	(0.08)	(1.08)	(1.16)
12/31/2017	7.79	0.05	2.99	3.04	(0.11)	(0.86)	(0.97)
12/31/2016	8.22	0.08	(0.43)	(0.35)	(0.08)	–	(0.08)
12/31/2015	8.07	0.06	0.83	0.89	(0.07)	(0.67)	(0.74)
12/31/2014	10.08	0.09	(0.64)	(0.55)	(0.13)	(1.33)	(1.46)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

14	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.20	12.32 (d)	1.14	(e)	1.31	(e)	1.85	(e)	$36,584	31	(d)
6.41	(23.67)	1.23		1.50		0.89		39,780	81
9.86	39.21	1.20		1.44		0.48		56,662	75
7.79	(4.28)	1.20		1.57		0.97		43,005	84
8.22	11.10	1.20		1.52		0.73		53,818	87
8.07	(5.76)	1.20		1.49		0.90		48,508	65

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar

Notes to Financial Statements (unaudited)(continued)

cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(j)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of .59% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Prior to May 1, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 1.25%. Effective May 1, 2019, this agreement was discontinued.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax

Notes to Financial Statements (unaudited)(continued)

basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$1,190,859
Net long-term capital gains	–	5,125,189
Total distributions paid	$–	$6,316,048

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$37,213,278
Gross unrealized gain	2,309,662
Gross unrealized loss	(2,923,893)
Net unrealized security loss	$(614,231)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$12,478,458	$18,927,762

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into total return swaps for the six months ended June 30, 2019 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of June 30, 2019, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Equity Contracts
Total Return Swaps Contracts(1)	$1,732

(1)	Statement of Assets and Liabilities location: Total return swap, at fair value.

Transactions in derivative investments for the period ended June 30, 2019 were as follows:

	Foreign Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Total Return Swaps Contracts(1)	–	$39,684
Forward Foreign Currency Exchange Contracts(2)	$(790)	–
Net Change in Unrealized Appreciation/Depreciation
Total Return Swaps Contracts(3)	–	$1,732
Average Number of Contracts/Notional Amounts*
Total Return Swaps Contracts(4)	–	$1,301,799
Forward Foreign Currency Exchange Contracts(4)	$116,300	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2019.
(1)	Statement of Operations location: Net realized gain on swap contracts.
(2)	Statement of Operations location: Net realized loss on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(4)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total Return Swaps	$1,732	$–	$1,732
Total	$1,732	$–	$1,732

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$1,732	$–	$–	$–	$1,732
Total	$1,732	$–	$–	$–	$1,732

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owned to the Fund by each counterparty as of June 30, 2019.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Notes to Financial Statements (unaudited)(continued)

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

Notes to Financial Statements (unaudited)(concluded)

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other instruments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	624,864	1,302,475
Reinvestment of distributions	–	924,425
Shares reacquired	(1,756,146)	(1,766,094)
Increase (decrease)	(1,131,282)	460,806

15.	SUBSEQUENT EVENT

On January 29, 2019, the Board of Directors of the Company approved a plan of liquidation (the “Plan”) pursuant to which the Fund will be liquidated and dissolved. On July 31, 2019 (the “Liquidation Date”), the Fund was liquidated.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. International Opportunities Portfolio	SFIO-PORT-3 (08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio

Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/19 -
	1/1/19	6/30/19	6/30/19
Class VC*
Actual	$1,000.00	$1,148.50	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.99	$5.86

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.17% multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 1.16%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class VC	$6.18	$5.81

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Communication Services	1.20%
Consumer Discretionary	10.14%
Consumer Staples	5.24%
Energy	6.69%
Financials	18.28%
Health Care	7.38%
Industrials	15.95%
Information Technology	10.08%
Materials	6.91%
Real Estate	9.96%
Utilities	7.06%
Repurchase Agreement	1.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.20%

Aerospace & Defense 0.85%
Huntington Ingalls
Industries, Inc.	10,000	$2,247

Airlines 0.29%
Alaska Air Group, Inc.	11,777	753

Auto Components 1.65%
Lear Corp.	31,300	4,359

Banks 5.70%
CIT Group, Inc.	65,654	3,449
Citizens Financial Group, Inc.	78,000	2,758
East West Bancorp, Inc.	56,800	2,657
Signature Bank	22,616	2,733
Sterling Bancorp	160,962	3,425
Total		15,022

Beverages 2.80%
Coca-Cola European Partners plc (United Kingdom)*(a)	79,959	4,518
Cott Corp.	214,400	2,862
Total		7,380

Building Products 1.59%
Masco Corp.	107,155	4,205

Capital Markets 2.66%
Ares Capital Corp.	101,500	1,821
BrightSphere Investment Group plc (United Kingdom)(a)	142,630	1,627
E*TRADE Financial Corp.	80,000	3,568
Total		7,016

Chemicals 2.69%
Celanese Corp.	29,811	3,213
Corteva, Inc.*	131,141	3,878
Total		7,091

Communications Equipment 0.97%
F5 Networks, Inc.*	17,617	2,566
		Fair
		Value
Investments	Shares	(000)
Construction & Engineering 1.96%
EMCOR Group, Inc.	58,582	$5,161

Containers & Packaging 1.35%
Graphic Packaging
Holding Co.	255,036	3,565

Electric: Utilities 5.55%
Edison International	82,600	5,568
Evergy, Inc.	62,944	3,786
FirstEnergy Corp.	123,455	5,285
Total		14,639

Electrical Equipment 3.47%
Acuity Brands, Inc.	9,836	1,356
AMETEK, Inc.	37,701	3,425
Hubbell, Inc.	33,575	4,378
Total		9,159

Electronic Equipment, Instruments & Components 4.00%
Avnet, Inc.	97,417	4,410
Flex Ltd.*	189,400	1,813
Keysight Technologies, Inc.*	48,126	4,322
Total		10,545

Energy Equipment & Services 0.87%
National Oilwell Varco, Inc.	103,400	2,299

Equity Real Estate Investment Trusts 9.99%
Alexandria Real Estate
Equities, Inc.	34,506	4,868
Camden Property Trust	37,800	3,946
Duke Realty Corp.	142,801	4,514
Healthcare Trust of America, Inc. Class A	128,240	3,518
Highwoods Properties, Inc.	55,000	2,272
UDR, Inc.	103,014	4,624
Weingarten Realty Investors	95,557	2,620
Total		26,362

Food Products 0.97%
TreeHouse Foods, Inc.*	47,425	2,566

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 1.00%
Zimmer Biomet Holdings, Inc.	22,400	$2,637

Health Care Providers & Services 5.86%
AmerisourceBergen Corp.	31,205	2,660
Centene Corp.*	50,932	2,671
Humana, Inc.	10,242	2,717
Laboratory Corp. of America Holdings*	9,070	1,568
Quest Diagnostics, Inc.	15,821	1,611
Universal Health Services, Inc. Class B	32,461	4,233
Total		15,460

Hotels, Restaurants & Leisure 1.36%
Aramark	99,600	3,592

Household Durables 0.66%
Mohawk Industries, Inc.*	11,800	1,740

Household Products 1.49%
Clorox Co. (The)	25,700	3,935

Industrial Conglomerates 1.27%
Carlisle Cos., Inc.	23,823	3,345

Information Technology Services 2.93%
Conduent, Inc.*	308,503	2,959
Western Union Co. (The)	239,972	4,773
Total		7,732

Insurance 9.98%
Argo Group International Holdings Ltd.	34,032	2,520
Axis Capital Holdings Ltd.	88,100	5,255
Everest Re Group Ltd.	13,126	3,245
Hanover Insurance Group, Inc. (The)	20,748	2,662
Hartford Financial Services Group, Inc. (The)	95,086	5,298
Lincoln National Corp.	41,500	2,675
RenaissanceRe Holdings Ltd.	26,297	4,681
Total		26,336
			Fair
			Value
Investments	Shares		(000)
Machinery 4.51%
Cummins, Inc.		27,400	$4,695
Oshkosh Corp.		26,705	2,229
Stanley Black & Decker, Inc.		34,470	4,985
Total			11,909

Media 1.20%
Interpublic Group of Cos., Inc. (The)		61,923	1,399
Omnicom Group, Inc.		21,600	1,770
Total			3,169

Metals & Mining 2.89%
Lundin Mining Corp.(b)	CAD	866,639	4,771
Nucor Corp.		51,900	2,860
Total			7,631

Multi-Line Retail 1.42%
Dollar Tree, Inc.*		34,953	3,754

Multi-Utilities 1.53%
CMS Energy Corp.		69,825	4,044

Oil, Gas & Consumable Fuels 5.84%
Concho Resources, Inc.		37,400	3,859
Marathon Petroleum Corp.		59,178	3,307
Noble Energy, Inc.		191,844	4,297
ONEOK, Inc.		57,146	3,932
Total			15,395

Pharmaceuticals 0.55%
Jazz Pharmaceuticals plc (Ireland)*(a)		10,100	1,440

Road & Rail 1.07%
Landstar System, Inc.		26,100	2,819

Semiconductors & Semiconductor Equipment 1.17%
Qorvo, Inc.*		46,378	3,089

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2019

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 4.16%
Advance Auto Parts, Inc.	22,700	$3,499
AutoZone, Inc.*	409	450
Foot Locker, Inc.	78,825	3,304
Ross Stores, Inc.	4,411	437
Urban Outfitters, Inc.*	144,341	3,284
Total		10,974

Technology Hardware, Storage & Peripherals 1.05%
NetApp, Inc.	44,662	2,756

Textiles, Apparel & Luxury Goods 0.91%
Tapestry, Inc.	76,000	2,411

Trading Companies & Distributors 0.99%
MSC Industrial Direct Co., Inc. Class A	35,269	2,619
Total Common Stocks (cost $250,543,013)		261,722
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.12%

Repurchase Agreement

Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $2,915,000 of U.S. Treasury Note at 2.750% due 8/15/2021 value: $3,004,450; proceeds: $2,942,676 (cost $2,942,321)	$2,942	$2,942
Total Investments in Securities 100.32% (cost $253,485,334)		264,664
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.32)%		(845)
Net Assets 100.00%		$263,819

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$261,722	$–	$–	$261,722
Short-Term Investment
Repurchase Agreement	–	2,942	–	2,942
Total	$261,722	$2,942	$–	$264,664

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $253,485,334)	$264,663,885
Cash	20
Foreign cash, at value (cost $229)	210
Receivables:
Investment securities sold	1,705,412
Interest and dividends	224,012
Capital shares sold	114,229
Prepaid expenses	362
Total assets	266,708,130
LIABILITIES:
Payables:
Investment securities purchased	1,931,761
Management fee	154,378
Directors’ fees	100,107
Capital shares reacquired	63,340
Fund administration	8,489
Accrued expenses	630,925
Total liabilities	2,889,000
NET ASSETS	$263,819,130
COMPOSITION OF NET ASSETS:
Paid-in capital	$248,586,333
Total distributable earnings	15,232,797
Net Assets	$263,819,130
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	11,567,907
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$22.81

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $9,806)	$2,758,370
Interest and other	41,751
Total investment income	2,800,121
Expenses:
Management fee	976,459
Non 12b-1 service fees	329,515
Shareholder servicing	100,228
Fund administration	52,642
Professional	30,367
Reports to shareholders	27,969
Custody	6,065
Directors’ fees	3,635
Other	21,446
Gross expenses	1,548,326
Expense reductions (See Note 8)	(4,864)
Net expenses	1,543,462
Net investment income	1,256,659
Net realized and unrealized gain (loss):
Net realized gain on investments	6,465,253
Net realized loss on foreign currency related transactions	(38)
Net change in unrealized appreciation/depreciation on investments	27,292,863
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(2)
Net realized and unrealized gain	33,758,076
Net Increase in Net Assets Resulting From Operations	$35,014,735

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$1,256,659	$1,945,197
Net realized gain on investments, forward currency exchange contracts and foreign currency related transactions	6,465,215	7,796,601
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	27,292,861	(53,111,586)
Net increase (decrease) in net assets resulting from operations	35,014,735	(43,369,788)
Distributions to shareholders	–	(11,050,110)
Capital share transactions (See Note 13):
Proceeds from sales of shares	20,080,972	25,115,342
Reinvestment of distributions	–	11,050,110
Cost of shares reacquired	(32,247,818)	(72,162,141)
Net decrease in net assets resulting from capital share transactions	(12,166,846)	(35,996,689)
Net increase (decrease) in net assets	22,847,889	(90,416,587)
NET ASSETS:
Beginning of period	$240,971,241	$331,387,828
End of period	$263,819,130	$240,971,241

See Notes to Financial Statements.	9

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2019(c)	$19.87	$0.11	$2.83	$2.94	$–	$–	$–
12/31/2018	24.51	0.15	(3.83)	(3.68)	(0.17)	(0.79)	(0.96)
12/31/2017	25.52	0.14	1.58	1.72	(0.16)	(2.57)	(2.73)
12/31/2016	23.28	0.13	3.69	3.82	(0.13)	(1.45)	(1.58)
12/31/2015	26.02	0.15	(1.16)	(1.01)	(0.15)	(1.58)	(1.73)
12/31/2014	23.43	0.10	2.60	2.70	(0.11)	–	(0.11)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$22.81	14.85 (d)	1.17	(e)	0.95	(e)	$263,819	40	(d)
19.87	(15.04)	1.17		0.64		240,971	50
24.51	6.83	1.16		0.55		331,388	70
25.52	16.39	1.17		0.52		356,563	67
23.28	(3.79)	1.18		0.56		347,526	61
26.02	11.53	1.16		0.40		418,164	58

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price, or if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts, if applicable, is included in Net realized gain (loss) on foreign currency exchange contracts in the Fund’s Statement of Operations.

13

Notes to Financial Statements (unaudited)(continued)

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel,

14

Notes to Financial Statements (unaudited)(continued)

provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Effective May 1, 2019, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Prior to May 1, 2019, the management fee was based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2019, the effective management was at an annualized rate of .74% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

15

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–	$1,912,376
Net long-term capital gains	–	9,137,734
Total distributions paid	$–	$11,050,110

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$254,825,475
Gross unrealized gain	24,089,320
Gross unrealized loss	(14,250,910)
Net unrealized security gain	$9,838,410

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

Purchases	Sales
$718,437,140	$112,052,107

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2019.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $368,681, and sales of $144,084, which resulted in net realized gains of $45,284.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

16

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,942,321	$–	$2,942,321
Total	$2,942,321	$–	$2,942,321

	Net Amounts
	of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,942,321	$–	$–	$(2,942,321)	$–
Total	$2,942,321	$–	$–	$(2,942,321)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

17

Notes to Financial Statements (unaudited)(continued)

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

18

Notes to Financial Statements (unaudited)(concluded)

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	890,955	1,051,803
Reinvestment of distributions	–	561,489
Shares reacquired	(1,453,338)	(3,005,419)
Decrease	(562,383)	(1,392,127)

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Mid Cap Stock Portfolio	LASFMCV-3 (08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

50	Statement of Assets and Liabilities

51	Statement of Operations

52	Statements of Changes in Net Assets

54	Financial Highlights

56	Notes to Financial Statements

68	Supplemental Information to Shareholders

Lord Abbett Series Fund — Short Duration Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Short Duration Income Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019, through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/19 -
	1/1/19	6/30/19	6/30/19
Class VC*
Actual	$1,000.00	$1,035.60	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.89%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class VC	$4.49	$4.46

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Auto	2.34%
Basic Industry	0.28%
Capital Goods	0.94%
Consumer Cyclical	1.09%
Consumer Discretionary	0.69%
Consumer Services	0.92%
Consumer Staples	1.22%
Energy	6.17%
Financial Services	63.18%
Foreign Government	0.17%
Health Care	3.31%
Integrated Oils	0.64%
Materials & Processing	4.31%
Municipal	0.08%
Other	0.24%
Producer Durables	2.19%
Technology	3.49%
Telecommunications	0.58%
Transportation	1.69%
U.S. Government	2.45%
Undefined	0.03%
Utilities	2.91%
Repurchase Agreement	1.08%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.23%

ASSET-BACKED SECURITIES 26.81%

Automobiles 8.63%
ACC Trust 2018-1 A†	3.70%	12/21/2020	$26	$26,191
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	56	56,634
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	3	2,821
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	31	30,930
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	43	43,026
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	64,622
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29	28,990
AmeriCredit Automobile Receivables Trust 2017-4 A2A	1.83%	5/18/2021	3	2,719
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	97	96,797
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42	42,053
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	100	99,729
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	99,863
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	4	3,897
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	72	71,579
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,076
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	28	28,227
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	335	337,419
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	9	9,117
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	162	162,234
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	97	97,704
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	7	7,445

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	$9		$9,019
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	–	(a)	803
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12		12,002
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	10		10,133
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	4		3,991
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	21		20,818
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	17		16,989
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	169		169,047
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	80		80,675
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	11		10,575
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	15		14,895
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	13		13,439
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21		20,854
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	33		33,079
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	125		124,837
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	43		43,211
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	14		13,686
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	34		34,383
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	50		50,105
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	112		111,497
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	148		147,377
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	11		11,003
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	58		57,494
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	33		33,154
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	100		100,577
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	100		101,447
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	100		102,775
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2		1,597
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50		50,097
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	19		19,031
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41		41,248
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	24		24,294
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	27		27,428
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	24		23,613
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	180		181,848
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	5		4,608
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	173		174,050
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	49		49,192

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	$118	$119,334
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	58	58,265
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	113	114,581
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	34	34,951
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	84	86,519
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	39	39,588
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	76	77,467
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44	45,012
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	177	177,304
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	8	8,411
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	50	50,203
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	202	203,122
Fifth Third Auto Trust 2019-1 A3	2.64%	12/15/2023	153	154,874
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50	51,084
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	9	8,626
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	100	101,493
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	16	16,585
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	10	10,436
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	8	8,342
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	14	13,966
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	30	29,985
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	28	27,844
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	203	204,295
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	89	89,946
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	394	393,365
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	300	299,223
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100	100,280
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	100	104,833
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	151	151,565
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	81	81,693
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26	26,693
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	71,962
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	6	6,470
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	5	4,782
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	21	21,550
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	264	267,182
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	14	14,115
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	88	88,991

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	$20	$20,048
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%		2/15/2022	64	64,077
Santander Drive Auto Receivables Trust 2018-3 B	3.29%		10/17/2022	98	98,705
Santander Drive Auto Receivables Trust 2018-4 C	3.56%		7/15/2024	54	54,841
Santander Drive Auto Receivables Trust 2018-5 B	3.52%		12/15/2022	84	84,743
Santander Drive Auto Receivables Trust 2018-5 C	3.81%		12/16/2024	78	79,647
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	17	17,239
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%		3/15/2022	10	10,001
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%		9/15/2021	6	6,005
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	4	4,010
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	50	49,887
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	33	32,886
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	24	23,687
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%		10/15/2020	10	9,712
Westlake Automobile Receivables Trust 2017-2A B†	2.25%		12/15/2020	52	52,237
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	131	131,336
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	199	199,253
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	86	86,340
World Omni Auto Receivables Trust 2018-D A4	3.44%		12/16/2024	39	40,690
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	17	17,408
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	60	62,114
Total					7,778,747

Credit Cards 5.89%
American Express Credit Account Master Trust 2017-3 A	1.77%		11/15/2022	100	99,666
American Express Credit Account Master Trust 2017-6 A	2.04%		5/15/2023	167	166,933
American Express Credit Account Master Trust 2019-1 A	2.87%		10/15/2024	100	102,322
BA Credit Card Trust 2017-A2	1.84%		1/17/2023	140	139,608
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	100	99,959
Barclays Dryrock Issuance Trust 2017-1 A	2.724% (1 Mo. LIBOR + .33%	)#	3/15/2023	320	320,488
Barclays Dryrock Issuance Trust 2017-2 A	2.694% (1 Mo. LIBOR + .30%	)#	5/15/2023	221	221,287
Barclays Dryrock Issuance Trust 2018-1 A	2.724% (1 Mo. LIBOR + .33%	)#	7/15/2024	100	100,123

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Capital One Multi-Asset Execution Trust 2015-A3	2.794% (1 Mo. LIBOR + .40%	)#	3/15/2023	$50	$50,129
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	28	27,963
Capital One Multi-Asset Execution Trust 2017-A1	2.00%		1/17/2023	114	113,824
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	235	234,717
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	133	134,136
Capital One Multi-Asset Execution Trust 2019-A1	2.84%		12/15/2024	163	166,214
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	135	136,658
Citibank Credit Card Issuance Trust 2017-A3	1.92%		4/7/2022	200	199,595
Citibank Credit Card Issuance Trust 2017-A8	1.86%		8/8/2022	178	177,523
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	145	144,664
Discover Card Execution Note Trust 2015-A4	2.19%		4/17/2023	100	100,165
Discover Card Execution Note Trust 2017-A6	1.88%		2/15/2023	161	160,721
First National Master Note Trust 2017-2 A	2.834% (1 Mo. LIBOR + .44%	)#	10/16/2023	172	172,200
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	168	169,124
Golden Credit Card Trust 2018-4A A†	3.44%		10/15/2025	151	157,520
Master Credit Card Trust 2019-1A B†	3.57%		7/21/2022	100	101,300
Master Credit Card Trust II Series 2018-1A A†	2.873% (1 Mo. LIBOR + .49%	)#	7/21/2024	100	99,921
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%		3/15/2023	24	24,005
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	179	179,456
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	100	100,501
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	99	98,645
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	202	201,605
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%		10/15/2025	129	130,964
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100	101,212
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026	99	103,802
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	49	49,236
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	134	133,603
World Financial Network Credit Card Master Trust 2017-A	2.12%		3/15/2024	150	149,705
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	131	131,060
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	56	56,081
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	213	219,635

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	$36	$37,111
Total					5,313,381

Home Equity 0.12%
Towd Point Mortgage Trust 2019-HY2 A1†	3.404% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	102	102,731

Other 12.17%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	45	44,868
Ammc CLO 19 Ltd. 2016-19A A†	4.097% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	325	325,175
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.384% (1 Mo. LIBOR + .99%	)#	12/15/2027	100	100,143
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.544% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	100	100,291
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	3.65% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	136	136,021
Ascentium Equipment Receivables 2019-1A A2†	2.84%		6/10/2022	122	122,862
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	4	4,357
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	15	14,573
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	6	6,484
Avery Point V CLO Ltd. 2014-5A AR†	3.568% (3 Mo. LIBOR + .98%	)#	7/17/2026	185	184,981
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	100	101,599
BDS Ltd. 2019-FL3 A†	3.794% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	100	100,344
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.842% (3 Mo. LIBOR + 1.25%	)#	1/20/2029	250	250,580
BlueMountain CLO Ltd. 2012-2A AR2†	3.57% (3 Mo. LIBOR + 1.05%	)#	11/20/2028	250	249,184
BSPRT Issuer, Ltd. 2019 FL5 A	3.628%		5/15/2029	100	100,060
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	31	30,675
CoreVest American Finance Trust 2018-1 A	3.804%		6/15/2051	94	97,189
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	24	24,397
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	22	22,327
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	83	84,313
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	68	68,443
DLL LLC 2018-1 A2†	2.81%		11/17/2020	45	44,585

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
DLL LLC 2018-1 A3†	3.10%		4/18/2022		$182	$183,617
DLL LLC 2018-1 A4†	3.27%		4/17/2026		109	111,651
DLL Securitization Trust 2017-A A2†	1.89%		7/15/2020		9	8,645
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021		100	99,812
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		100	100,517
Dryden 30 Senior Loan Fund 2013-30A AR†	3.338% (3 Mo. LIBOR + .82%	)#	11/15/2028		250	247,621
Elm CLO Ltd. 2014-1A BRR†	Zero Coupon	#(b)	1/17/2029		200	200,356
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		25	24,564
Fairstone Financial Issuance Trust I 2019-1A A†(c)	3.948%		3/21/2033	CAD	150	115,792
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%		1/15/2022		$23	22,956
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		100	99,894
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		239	243,647
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		158	162,976
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		100	101,228
Grand Avenue CRE 2019-FL1 A†	3.514% (1 Mo. LIBOR + 1.12%	)#	6/15/2037		216	216,335
Grand Avenue CRE 2019-FL1 AS†	3.894% (1 Mo. LIBOR + 1.50%	)#	6/15/2037		100	100,231
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.944% (1 Mo. LIBOR + 1.55%	)#	3/15/2027		229	229,751
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	5.144% (1 Mo. LIBOR + 2.75%	)#	3/15/2027		100	99,345
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.944% (1 Mo. LIBOR + 1.55%	)#	9/15/2028		124	123,678
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.544% (1 Mo. LIBOR + 2.15%	)#	9/15/2028		38	37,878
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.66% (3 Mo. LIBOR + 1.08%	)#	7/25/2027		250	250,014
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		180	182,076
KREF Ltd. 2018-FL1 A†	3.494% (1 Mo. LIBOR + 1.10%	)#	6/15/2036		100	100,304
LCM XXIV Ltd. 24A A†	3.902% (3 Mo. LIBOR + 1.31%	)#	3/20/2030		250	250,251
LMREC, Inc. 2015-CRE1 AR	3.471% (1 Mo. LIBOR + .98%	)#	2/22/2032		67	66,772
LMREC, Inc. 2015-CRE1 BR	4.741% (1 Mo. LIBOR + 2.25%	)#	2/22/2032		100	100,090
LMREC, Inc. 2019-CRE3 A†	3.764% (1 Mo. LIBOR + 1.40%	)#	12/22/2035		183	183,926	(d)

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
LoanCore Issuer Ltd. 2019-CRE2 A†	3.524% (1 Mo. LIBOR + 1.13%	)#	5/9/2036	$201	$201,754
Magnetite VII Ltd. 2012-7A A1R2†	3.397% (3 Mo. LIBOR + .80%	)#	1/15/2028	250	248,595
Mercedes-Benz Master Owner Trust 2019-BA A	2.60%		5/15/2024	147	148,602
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.801% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	154	153,826
Mountain View CLO XIV Ltd. 2019-1A A1†	4.058% (3 Mo. LIBOR + 1.44%	)#	4/15/2029	250	250,583
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	56	55,414
Navient Student Loan Trust 2018-1A A1†	2.594% (1 Mo. LIBOR + .19%	)#	3/25/2067	7	6,715
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	100	99,880
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	100	100,052
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	374	384,317
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	102,799
Nissan Master Owner Trust Receivables 2017-B A	2.824% (1 Mo. LIBOR + .43%	)#	4/18/2022	78	78,145
OHA Loan Funding Ltd. 2015-1A AR†	3.928% (3 Mo. LIBOR + 1.41%	)#	8/15/2029	250	250,708
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	102,754
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	151	154,144
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	103,001
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	49	49,326
Orec Ltd. 2018-CRE1 A†	3.574% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	136	136,068
OZLM VIII Ltd. 2014-8A A1RR†	3.758% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	250	249,984
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.442% (3 Mo. LIBOR + .85%	)#	1/20/2027	237	236,853
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	122	123,139
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.28% (1 Mo. LIBOR + .85%	)#	6/25/2035	61	60,929
Salem Fields CLO Ltd. 2016-2A A1R†	3.73% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	250	249,641
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	55	56,056
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	109	110,305
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	104	104,790

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	$121		$122,789
SLC Student Loan Trust 2008-1 A4A	4.01% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	58		59,317
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	13		13,257
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	16		15,544
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	53		52,788
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	39		38,453
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.447% (3 Mo. LIBOR + 1.85%	)#	1/15/2026	250		250,032
TICP CLO VI Ltd. 2016 6A AR†	3.576% (3 Mo. LIBOR + 1.12%	)#	1/15/2029	250		250,000
Towd Point Asset Trust 2018-SL1 A†	3.004% (1 Mo. LIBOR + .60%	)#	1/25/2046	110		108,357
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.524% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	138		138,445
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	3.033% (1 Mo. LIBOR + .65%	)#	1/20/2022	5		5,007
West CLO Ltd. 2014-2A A1AR†	3.471% (3 Mo. LIBOR + .87%	)#	1/16/2027	224		223,713
Total						10,973,460
Total Asset-Backed Securities (cost $24,030,866)						24,168,319

				Shares
				(000)
COMMON STOCK 0.00%

Oil
Templar Energy LLC Class A Units (cost $728)				–	(e)	73	(d)

				Principal
				Amount
				(000)
CONVERTIBLE BONDS 0.07%

Electric: Power 0.01%
Clearway Energy, Inc.†	3.25%		6/1/2020	$11		10,808

Energy Equipment & Services 0.01%
Tesla Energy Operations, Inc.	1.625%		11/1/2019	10		9,667

Real Estate Investment Trusts 0.05%
VEREIT, Inc.	3.75%		12/15/2020	44		44,355
Total Convertible Bonds (cost $64,985)						64,830

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
CORPORATE BONDS 37.98%

Aerospace/Defense 0.38%
Bombardier, Inc. (Canada)†(f)	6.00%		10/15/2022	$40	$40,372
Bombardier, Inc. (Canada)†(f)	6.125%		1/15/2023	146	148,372
Bombardier, Inc. (Canada)†(f)	8.75%		12/1/2021	84	91,875
Embraer Overseas Ltd.†	5.696%		9/16/2023	35	38,456
TransDigm, Inc.	6.00%		7/15/2022	3	3,038
Triumph Group, Inc.	4.875%		4/1/2021	22	21,780
Total					343,893

Air Transportation 0.26%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%		9/15/2024	15	14,959
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%		6/15/2025	8	8,280
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		1/15/2022	91	92,540
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024	60	61,432
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%		10/11/2021	2	1,999
UAL 2007-1 Pass Through Trust	7.336%		1/2/2021	5	5,528
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		10/11/2023	10	9,817
US Airways 2012-2 Class B Pass-Through Trust	6.75%		12/3/2022	10	10,384
US Airways 2013-1 Class B Pass-Through Trust	5.375%		5/15/2023	33	34,203
Total					239,142

Auto Parts: Original Equipment 0.42%
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021	200	203,496
Titan International, Inc.	6.50%		11/30/2023	24	20,940
ZF North America Capital, Inc.†	4.75%		4/29/2025	150	155,064
Total					379,500

Automotive 1.46%
Daimler Finance North America LLC†	2.875%		3/10/2021	150	150,765
Daimler Finance North America LLC†	3.75%		11/5/2021	150	153,827
Ford Motor Credit Co. LLC	3.273% (3 Mo. LIBOR + .93%	)#	9/24/2020	57	56,958
General Motors Co.	4.875%		10/2/2023	47	49,877
General Motors Financial Co., Inc.	3.15%		6/30/2022	79	79,510
General Motors Financial Co., Inc.	3.20%		7/6/2021	46	46,406
General Motors Financial Co., Inc.	4.20%		3/1/2021	85	86,914

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive (continued)
General Motors Financial Co., Inc.	5.10%		1/17/2024	$132	$141,248
Harley-Davidson Financial Services, Inc.†	3.46% (3 Mo. LIBOR + .94%	)#	3/2/2021	75	74,915
Hyundai Capital America†	1.75%		9/27/2019	36	35,931
Hyundai Capital America†	2.00%		7/1/2019	5	5,000
Hyundai Capital America†	3.25%		9/20/2022	31	31,323
Volkswagen Group of America Finance LLC†	3.475% (3 Mo. LIBOR + .94%	)#	11/12/2021	400	403,350
Total					1,316,024

Banks: Regional 4.97%
ABN AMRO Bank NV (Netherlands)(f)	6.25%		4/27/2022	400	434,187
AIB Group plc (Ireland)†(f)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	200	205,966
Associated Banc-Corp.	2.75%		11/15/2019	29	29,009
Associated Bank NA	3.50%		8/13/2021	47	47,865
Banco de Credito del Peru (Panama)†(f)	2.25%		10/25/2019	200	200,000
Barclays Bank plc (United Kingdom)†(f)	10.179%		6/12/2021	240	271,654
BBVA Bancomer SA†	6.50%		3/10/2021	150	158,025
CIT Group, Inc.	4.125%		3/9/2021	28	28,603
CIT Group, Inc.	4.75%		2/16/2024	49	52,124
CIT Group, Inc.	5.00%		8/15/2022	5	5,300
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	61	61,782
Citigroup, Inc.	3.272% (3 Mo. LIBOR + .69%	)#	10/27/2022	178	178,281
Citigroup, Inc.	3.352%	#(b)	4/24/2025	73	75,426
Citigroup, Inc.	4.05%		7/30/2022	42	43,825
Compass Bank	5.50%		4/1/2020	68	69,397
Danske Bank A/S (Denmark)†(f)	5.00%		1/12/2022	200	209,226
Danske Bank A/S (Denmark)†(f)	5.375%		1/12/2024	200	216,224
Discover Bank	8.70%		11/18/2019	250	255,563
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR + .82%	)#	10/31/2022	96	96,789
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR+ 1.05%	)#	6/5/2023	67	67,755
Goldman Sachs Group, Inc. (The)	3.696% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	72	72,631
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	103	108,817
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	24	25,936
Lloyds Bank plc (United Kingdom)†(f)	6.50%		9/14/2020	100	104,371
Macquarie Bank Ltd. (Australia)†(f)	6.625%		4/7/2021	95	101,447

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Macquarie Group Ltd. (Australia)†(f)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	$12	$12,155
Macquarie Group Ltd. (Australia)†(f)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	75	78,202
Macquarie Group Ltd. (Australia)†(f)	7.625%		8/13/2019	75	75,439
Morgan Stanley	2.80%		6/16/2020	11	11,053
Morgan Stanley	3.772% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	59	59,637
Morgan Stanley	4.875%		11/1/2022	84	89,953
Nordea Bank Abp (Finland)†(f)	4.875%		5/13/2021	200	207,564
Popular, Inc.	6.125%		9/14/2023	23	24,466
Royal Bank of Scotland Group plc (United Kingdom)(f)	6.125%		12/15/2022	22	23,742
Santander UK Group Holdings plc (United Kingdom)(f)	3.125%		1/8/2021	173	174,144
Synovus Financial Corp.	3.125%		11/1/2022	44	44,253
UBS AG/Stamford CT	7.625%		8/17/2022	250	280,486
Wells Fargo & Co.	3.611% (3 Mo. LIBOR + 1.03%	)#	7/26/2021	225	227,801
Wells Fargo & Co.	3.75%		1/24/2024	49	51,530
Total					4,480,628

Beverages 0.67%
Constellation Brands, Inc.	3.218% (3 Mo. LIBOR + .70%	)#	11/15/2021	425	425,236
Keurig Dr Pepper, Inc.	3.20%		11/15/2021	46	46,490
Keurig Dr Pepper, Inc.	4.057%		5/25/2023	126	132,321
Total					604,047

Building Materials 1.13%
Boral Finance Pty Ltd. (Australia)†(f)	3.00%		11/1/2022	19	18,998
CPG Merger Sub LLC†	8.00%		10/1/2021	38	38,713
Griffon Corp.	5.25%		3/1/2022	61	61,038
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(f)	6.00%		12/30/2019	208	210,883

Martin Marietta Materials, Inc.	3.173% (3 Mo. LIBOR + .65%	)#	5/22/2020	145	145,029
Owens Corning	4.20%		12/1/2024	77	80,020
Vulcan Materials Co.	3.01% (3 Mo. LIBOR + .60%	)#	6/15/2020	65	65,017
Vulcan Materials Co.	3.17% (3 Mo. LIBOR + .65%	)#	3/1/2021	400	400,437
Total					1,020,135

Business Services 0.29%
APX Group, Inc.	8.75%		12/1/2020	56	53,340
ERAC USA Finance LLC†	5.25%		10/1/2020	25	25,851

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
IHS Markit Ltd. (United Kingdom)(f)	3.625%		5/1/2024	$22	$22,702
IHS Markit Ltd. (United Kingdom)(f)	4.125%		8/1/2023	47	48,920
Laureate Education, Inc.†	8.25%		5/1/2025	15	16,462
NESCO LLC/NESCO Finance Corp.†	6.875%		2/15/2021	48	47,280
Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	48	48,000
Total					262,555

Chemicals 0.83%
Blue Cube Spinco LLC	9.75%		10/15/2023	10	11,075
Celanese US Holdings LLC	4.625%		11/15/2022	160	169,538
Celanese US Holdings LLC	5.875%		6/15/2021	86	91,145
DuPont de Nemours, Inc.	4.205%		11/15/2023	25	26,770
NOVA Chemicals Corp. (Canada)†(f)	5.25%		8/1/2023	34	34,595
Rayonier AM Products, Inc.†	5.50%		6/1/2024	17	14,620
Syngenta Finance NV (Netherlands)†(f)	3.698%		4/24/2020	200	201,425
Syngenta Finance NV (Netherlands)†(f)	3.933%		4/23/2021	200	203,645
Total					752,813

Coal 0.04%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(f)	7.50%		12/11/2022	29	28,192
Peabody Energy Corp.†	6.00%		3/31/2022	8	8,220
Total					36,412

Computer Hardware 0.67%
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	93	95,806
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	122	131,576
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	30	30,508
Hewlett Packard Enterprise Co.	3.318% (3 Mo. LIBOR + .72%	)#	10/5/2021	350	350,062
Total					607,952

Computer Software 0.70%
CA, Inc.	3.60%		8/1/2020	122	122,813
First Data Corp.†	5.75%		1/15/2024	31	31,930
Genesys Telecommunications Laboratories, Inc./ Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%		11/30/2024	66	71,858
Infor US, Inc.	6.50%		5/15/2022	18	18,384
Informatica LLC†	7.125%		7/15/2023	54	55,089
RP Crown Parent LLC†	7.375%		10/15/2024	29	30,305
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	113	122,746
Sophia LP/Sophia Finance, Inc.†	9.00%		9/30/2023	58	60,103

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)
TIBCO Software, Inc.†	11.375%		12/1/2021	$112	$119,070
Total					632,298

Construction/Homebuilding 0.35%
Brookfield Residential Properties, Inc. (Canada)†(f)	6.50%		12/15/2020	98	98,245
D.R. Horton, Inc.	4.75%		2/15/2023	7	7,381
D.R. Horton, Inc.	5.75%		8/15/2023	35	38,365
M/I Homes, Inc.	6.75%		1/15/2021	103	105,060
Taylor Morrison Communities, Inc.	6.625%		5/15/2022	16	16,560
William Lyon Homes, Inc.	7.00%		8/15/2022	50	50,312
Total					315,923

Containers 0.24%
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%		10/15/2020	177	178,012
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%		2/15/2021	35	34,784
Total					212,796

Drugs 1.10%
AstraZeneca plc (United Kingdom)(f)	3.073% (3 Mo. LIBOR + .62%	)#	6/10/2022	175	174,863
Bayer US Finance II LLC†	2.75%		7/15/2021	32	32,024
Bayer US Finance II LLC†	3.50%		6/25/2021	200	202,908
Cigna Corp.†	2.76% (3 Mo. LIBOR + .35%	)#	3/17/2020	8	8,008
Cigna Corp.†	3.06% (3 Mo. LIBOR + .65%	)#	9/17/2021	175	175,080
CVS Health Corp.	3.70%		3/9/2023	113	116,734
CVS Health Corp.	4.00%		12/5/2023	8	8,375
Elanco Animal Health, Inc.	3.912%		8/27/2021	19	19,413
Elanco Animal Health, Inc.	4.272%		8/28/2023	22	23,096
Express Scripts Holding Co.	3.274% (3 Mo. LIBOR + .75%	)#	11/30/2020	225	225,020
Teva Pharmaceutical Finance Co. BV (Curacao)(f)	3.65%		11/10/2021	9	8,696
Total					994,217

Electric: Power 2.23%
AES Corp. (The)	4.875%		5/15/2023	34	34,681
Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%		5/1/2023	213	221,032
Dominion Energy, Inc.	2.715%		8/15/2021	40	40,065
Dominion Energy, Inc.	2.962%		7/1/2019	37	37,000
Dominion Energy, Inc.	3.071%		8/15/2024	94	94,764
Dominion Energy, Inc.	4.104%		4/1/2021	103	105,468
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	19	20,279

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	$199	$207,577
Emera US Finance LP	2.70%		6/15/2021	194	194,675
Enel Finance International NV (Netherlands)†(f)	2.875%		5/25/2022	200	201,594
Jersey Central Power & Light Co.†	4.70%		4/1/2024	61	66,337
NRG Energy, Inc.†	3.75%		6/15/2024	52	53,444
Origin Energy Finance Ltd. (Australia)†(f)	5.45%		10/14/2021	110	116,341
PNM Resources, Inc.	3.25%		3/9/2021	28	28,273
PPL Capital Funding, Inc.	3.50%		12/1/2022	29	29,831
PPL Capital Funding, Inc.	3.95%		3/15/2024	15	15,735
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%		5/1/2021	86	89,013
PSEG Power LLC	3.85%		6/1/2023	24	25,014
PSEG Power LLC	5.125%		4/15/2020	3	3,062
Puget Energy, Inc.	6.00%		9/1/2021	54	57,720
San Diego Gas & Electric Co.	1.914%		2/1/2022	13	12,588
SCANA Corp.	4.125%		2/1/2022	33	33,712
SCANA Corp.	4.75%		5/15/2021	53	54,322
SCANA Corp.	6.25%		4/1/2020	62	63,307
Sempra Energy	2.875%		10/1/2022	3	3,024
Sempra Energy	3.097% (3 Mo. LIBOR + .50%	)#	1/15/2021	37	36,889
TransAlta Corp. (Canada)(f)	4.50%		11/15/2022	32	32,012
Vistra Operations Co. LLC†	3.55%		7/15/2024	131	131,855
Total					2,009,614

Electrical Equipment 0.83%
Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%		1/15/2023	57	56,213
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%		1/15/2022	133	133,562
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%		1/15/2024	61	61,661
Broadcom, Inc.†	3.125%		4/15/2021	77	77,524
Broadcom, Inc.†	3.125%		10/15/2022	115	115,674
Broadcom, Inc.†	3.625%		10/15/2024	203	204,210
KLA-Tencor Corp.	4.65%		11/1/2024	40	43,839
Marvell Technology Group Ltd.	4.20%		6/22/2023	58	60,417
Total					753,100

Electronics 0.15%
PerkinElmer, Inc.	5.00%		11/15/2021	67	70,069
Trimble, Inc.	4.15%		6/15/2023	45	46,587
Trimble, Inc.	4.75%		12/1/2024	16	16,825
Total					133,481

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.14%
Eldorado Resorts, Inc.	7.00%		8/1/2023	$11	$11,523
Scientific Games International, Inc.	6.25%		9/1/2020	31	31,167
Scientific Games International, Inc.	6.625%		5/15/2021	36	36,675
Scientific Games International, Inc.	10.00%		12/1/2022	43	45,257
Total					124,622

Financial Services 2.77%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)(f)	5.00%		10/1/2021	150	157,327
Air Lease Corp.	4.25%		2/1/2024	56	59,091
Aircastle Ltd.	4.40%		9/25/2023	184	191,150
Aircastle Ltd.	5.00%		4/1/2023	98	103,714
Aircastle Ltd.	5.50%		2/15/2022	133	140,982
Aircastle Ltd.	7.625%		4/15/2020	71	73,604
Ally Financial, Inc.	3.875%		5/21/2024	29	29,798
Discover Financial Services	5.20%		4/27/2022	144	154,191
E*TRADE Financial Corp.	2.95%		8/24/2022	36	36,357
International Lease Finance Corp.	8.25%		12/15/2020	380	410,029
International Lease Finance Corp.	8.625%		1/15/2022	75	85,618
Invesco Finance PLC (United Kingdom)(f)	3.125%		11/30/2022	30	30,688
Jefferies Financial Group, Inc.	5.50%		10/18/2023	206	222,297
Jefferies Group LLC	6.875%		4/15/2021	32	34,259
Jefferies Group LLC	8.50%		7/15/2019	379	379,805
Nationstar Mortgage Holdings, Inc.†	8.125%		7/15/2023	112	114,520
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021	21	21,084
Navient Corp.	5.00%		10/26/2020	112	114,520
Navient Corp.	5.875%		3/25/2021	32	33,300
Navient Corp.	6.625%		7/26/2021	89	94,451
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	7	7,257
Total					2,494,042

Food 0.55%
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%		7/15/2024	16	16,500
Kraft Heinz Foods Co.	3.115% (3 Mo. LIBOR + .57%	)#	2/10/2021	450	449,297
Smithfield Foods, Inc.†	2.70%		1/31/2020	17	16,967
Smithfield Foods, Inc.†	3.35%		2/1/2022	10	9,978
Total					492,742

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.13%
Becton Dickinson & Co.	3.194% (3 Mo. LIBOR + .88%	)#	12/29/2020	$39	$39,006
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%		2/15/2021	52	53,374
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%		11/1/2021	6	6,623
Zimmer Biomet Holdings, Inc.	3.70%		3/19/2023	14	14,451
Total					113,454

Health Care Services 1.46%
Acadia Healthcare Co., Inc.	5.125%		7/1/2022	127	128,111
Acadia Healthcare Co., Inc.	5.625%		2/15/2023	8	8,170
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	18	18,023
Centene Corp.	5.625%		2/15/2021	272	277,440
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	24	24,180
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	7	7,098
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	24	25,577
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	194	207,286
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	6	6,260
HCA, Inc.	5.00%		3/15/2024	129	140,622
Polaris Intermediate Corp. PIK 8.50%†	8.50%		12/1/2022	76	67,450
Select Medical Corp.	6.375%		6/1/2021	20	20,052
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024	37	38,850
Universal Health Services, Inc.†	4.75%		8/1/2022	342	345,847
Total					1,314,966

Household Equipment/Products 0.48%
Newell Brands, Inc.	3.85%		4/1/2023	189	191,947
Newell Brands, Inc.	4.00%		12/1/2024	91	92,656
Newell Brands, Inc.	4.70%		8/15/2020	8	8,172
Newell Brands, Inc.	5.00%		11/15/2023	23	23,617
Scotts Miracle-Gro Co. (The)	6.00%		10/15/2023	109	113,946
Spectrum Brands, Inc.	6.625%		11/15/2022	3	3,080
Total					433,418

Insurance 0.25%
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer†	8.25%		8/1/2023	36	37,069
Assurant, Inc.	4.20%		9/27/2023	45	46,821
AXA Equitable Holdings, Inc.	3.90%		4/20/2023	23	23,969
MGIC Investment Corp.	5.75%		8/15/2023	19	20,686
Protective Life Corp.	7.375%		10/15/2019	15	15,201

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Willis North America, Inc.	7.00%	9/29/2019	$44	$44,436
Willis Towers Watson plc (United Kingdom)(f)	5.75%	3/15/2021	14	14,704
WR Berkley Corp.	5.375%	9/15/2020	24	24,852
Total				227,738

Leasing 0.68%
Aviation Capital Group LLC†	3.875%	5/1/2023	38	39,259
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%	5/15/2024	114	121,798
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.50%	1/15/2023	57	60,910
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%	10/1/2023	37	39,293
DAE Funding LLC (United Arab Emirates)†(f)	4.00%	8/1/2020	18	18,045
GATX Corp.	4.35%	2/15/2024	31	32,823
Park Aerospace Holdings Ltd. (Ireland)†(f)	3.625%	3/15/2021	22	22,249
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%	3/15/2023	75	77,779
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.25%	8/15/2022	16	16,930
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%	2/15/2024	52	56,120
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.45%	7/1/2024	75	77,302
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.65%	7/29/2021	41	41,927
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.90%	2/1/2024	9	9,416
Total				613,851

Leisure 0.41%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	164	168,305
NCL Corp. Ltd.†	4.75%	12/15/2021	11	11,179
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	120	130,106
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	52	56,144
Total				365,734

Lodging 0.02%
Wyndham Destinations, Inc.	5.625%	3/1/2021	20	20,750

Machinery: Agricultural 0.41%
BAT Capital Corp.	3.222%	8/15/2024	179	180,579
Pyxus International, Inc.	9.875%	7/15/2021	48	41,520
Reynolds American, Inc.	4.85%	9/15/2023	46	49,431
Viterra, Inc. (Canada)†(f)	5.95%	8/1/2020	92	95,079
Total				366,609

Machinery: Industrial/Specialty 0.90%
CNH Industrial Capital LLC	4.20%	1/15/2024	50	52,233
CNH Industrial Capital LLC	4.375%	11/6/2020	14	14,290

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)
CNH Industrial Capital LLC	4.375%		4/5/2022		$79	$82,146
CNH Industrial Capital LLC	4.875%		4/1/2021		60	62,222
CNH Industrial NV (United Kingdom)(f)	4.50%		8/15/2023		100	105,120
Flowserve Corp.	4.00%		11/15/2023		191	194,816
Nvent Finance Sarl (Luxembourg)(f)	3.95%		4/15/2023		169	171,423
Roper Technologies, Inc.	3.65%		9/15/2023		48	50,010
Wabtec Corp.	3.71% (3 Mo. LIBOR + 1.30%	)#	9/15/2021		22	21,945
Wabtec Corp.	4.40%		3/15/2024		55	58,242
Total						812,447

Manufacturing 0.73%
Gates Global LLC/Gates Global Co.†	6.00%		7/15/2022		77	77,144
General Electric Co.	2.70%		10/9/2022		70	69,923
General Electric Co.	3.10%		1/9/2023		50	50,459
General Electric Co.	3.15%		9/7/2022		48	48,632
General Electric Co.	3.375%		3/11/2024		22	22,561
General Electric Co.	3.45%		5/15/2024		60	61,430
General Electric Co.	4.65%		10/17/2021		147	153,161
General Electric Co.	5.30%		2/11/2021		79	81,966
Pentair Finance Sarl (Luxembourg)(f)	2.65%		12/1/2019		96	95,948
Total						661,224

Media 0.72%
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%		3/15/2021		76	76,380
Charter Communications Operating LLC/Charter Communications Operating Capital	4.229% (3 Mo. LIBOR + 1.65%	)#	2/1/2024		58	58,279
Cox Communications, Inc.†	2.95%		6/30/2023		69	69,634
Cox Communications, Inc.†	3.15%		8/15/2024		15	15,210
Cox Communications, Inc.†	3.25%		12/15/2022		199	203,184
GCI LLC	6.75%		6/1/2021		24	24,030
NBCUniversal Enterprise, Inc.†	5.25%		–	(g)	200	204,870
Total						651,587

Metal Fabricating 0.06%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%		12/15/2023		28	26,950
Zekelman Industries, Inc.†	9.875%		6/15/2023		28	29,575
Total						56,525

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.87%
Anglo American Capital plc (United Kingdom)†(f)	3.625%		9/11/2024	$200	$204,335
Anglo American Capital plc (United Kingdom)†(f)	4.125%		9/27/2022	200	207,819
Century Aluminum Co.†	7.50%		6/1/2021	80	79,840
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	4.75%		5/15/2022	8	8,295
Freeport-McMoRan, Inc.	3.875%		3/15/2023	26	26,065
Freeport-McMoRan, Inc.	4.55%		11/14/2024	35	35,866
Freeport-McMoRan, Inc.	6.875%		2/15/2023	17	17,956
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%		10/25/2022	142	148,537
Glencore Funding LLC†	2.875%		4/16/2020	7	7,038
Glencore Funding LLC†	3.00%		10/27/2022	11	11,090
Glencore Funding LLC†	4.125%		5/30/2023	211	219,521
Glencore Funding LLC†	4.125%		3/12/2024	57	59,193
Glencore Funding LLC†	4.625%		4/29/2024	26	27,508
Hecla Mining Co.	6.875%		5/1/2021	73	70,043
Hudbay Minerals, Inc. (Canada)†(f)	7.25%		1/15/2023	35	36,181
Indonesia Asahan Aluminium Persero PT (Indonesia)†(g)	5.23%		11/15/2021	200	210,916
Joseph T Ryerson & Son, Inc.†	11.00%		5/15/2022	44	46,544
Kinross Gold Corp. (Canada)(f)	5.125%		9/1/2021	17	17,552
Kinross Gold Corp. (Canada)(f)	5.95%		3/15/2024	57	62,568
New Gold, Inc. (Canada)†(f)	6.25%		11/15/2022	40	37,500
Newmont Goldcorp Corp.	3.50%		3/15/2022	17	17,419
Newmont Goldcorp Corp.†	3.625%		6/9/2021	80	81,466
Newmont Goldcorp Corp.†	3.70%		3/15/2023	53	54,991
Total					1,688,243

Natural Gas 0.20%
National Fuel Gas Co.	3.75%		3/1/2023	25	25,572
National Fuel Gas Co.	4.90%		12/1/2021	33	34,310
National Fuel Gas Co.	7.395%		3/30/2023	25	28,612
Southern Star Central Corp.†	5.125%		7/15/2022	69	69,863
WGL Holdings, Inc.	2.986% (3 Mo. LIBOR + .55%	)#	3/12/2020	18	17,956
Total					176,313

Office Furniture & Business Equipment 0.01%
Xerox Corp.	5.625%		12/15/2019	10	10,150

Oil 3.86%
Antero Resources Corp.	5.125%		12/1/2022	132	127,215
BP Capital Markets America, Inc.	3.069% (3 Mo. LIBOR + .65%	)#	9/19/2022	225	225,276

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Callon Petroleum Co.	6.125%		10/1/2024	$12	$12,180
Canadian Oil Sands Ltd. (Canada)†(f)	9.40%		9/1/2021	63	71,462
Carrizo Oil & Gas, Inc.	6.25%		4/15/2023	69	66,844
Cenovus Energy, Inc. (Canada)(f)	5.70%		10/15/2019	13	13,566
Chaparral Energy, Inc.†	8.75%		7/15/2023	82	51,250
CNX Resources Corp.	5.875%		4/15/2022	28	27,300
Concho Resources, Inc.	4.375%		1/15/2025	77	80,050
Continental Resources, Inc.	3.80%		6/1/2024	66	67,904
Continental Resources, Inc.	4.50%		4/15/2023	128	134,550
Continental Resources, Inc.	5.00%		9/15/2022	440	443,907
Diamondback Energy, Inc.	4.75%		11/1/2024	41	42,230
Energen Corp.	4.625%		9/1/2021	31	31,465
Eni SpA (Italy)†(f)	4.15%		10/1/2020	100	101,689
EQT Corp.	3.089% (3 Mo. LIBOR + .77%	)#	10/1/2020	89	88,948
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(f)	6.51%		3/7/2022	100	108,205
Gulfport Energy Corp.	6.625%		5/1/2023	33	28,545
HighPoint Operating Corp.	7.00%		10/15/2022	65	63,050
Husky Energy, Inc. (Canada)(f)	4.00%		4/15/2024	60	63,182
Kerr-McGee Corp.	6.95%		7/1/2024	16	18,754
Laredo Petroleum, Inc.	5.625%		1/15/2022	90	83,925
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	33	33,825
Marathon Petroleum Corp.	5.375%		10/1/2022	143	145,194
MEG Energy Corp. (Canada)†(f)	6.50%		1/15/2025	37	37,324
Montage Resources Corp.	8.875%		7/15/2023	31	26,273
Motiva Enterprises LLC†	5.75%		1/15/2020	37	37,532
Murphy Oil Corp.	6.875%		8/15/2024	25	26,375
Oasis Petroleum, Inc.	6.875%		3/15/2022	205	204,359
Parsley Energy LLC/Parsley Finance Corp.†	6.25%		6/1/2024	19	19,808
Petroleos Mexicanos (Mexico)(f)	3.50%		1/30/2023	80	76,112
Petroleos Mexicanos (Mexico)(f)	4.625%		9/21/2023	178	174,440
Petroleos Mexicanos (Mexico)(f)	4.875%		1/18/2024	80	78,680
Petroleos Mexicanos (Mexico)(f)	5.50%		1/21/2021	50	50,675
Petroleos Mexicanos (Mexico)(f)	6.375%		2/4/2021	174	178,959
Phillips 66	3.121% (3 Mo. LIBOR + .60%	)#	2/26/2021	19	19,001
Pioneer Natural Resources Co.	7.50%		1/15/2020	10	10,256
Range Resources Corp.	5.00%		8/15/2022	78	74,685
Range Resources Corp.	5.00%		3/15/2023	16	15,120
Range Resources Corp.	5.75%		6/1/2021	39	39,585

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Range Resources Corp.	5.875%	7/1/2022	$10	$9,950
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	27	25,920
Seven Generations Energy Ltd. (Canada)†(f)	6.75%	5/1/2023	81	82,822
Seven Generations Energy Ltd. (Canada)†(f)	6.875%	6/30/2023	81	82,519
SM Energy Co.	6.125%	11/15/2022	29	28,927
Transocean Sentry Ltd.†	5.375%	5/15/2023	28	28,105
WPX Energy, Inc.	5.25%	9/15/2024	15	15,413
WPX Energy, Inc.	6.00%	1/15/2022	5	5,206
Total				3,478,562

Oil: Crude Producers 1.84%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	38	38,178
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	28	28,770
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	149	156,636
Boardwalk Pipelines LP	5.75%	9/15/2019	7	7,036
Colonial Pipeline Co.†	3.50%	10/15/2020	40	40,411
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	79	80,790
Energy Transfer Operating LP	4.25%	3/15/2023	99	103,395
Energy Transfer Operating LP	4.65%	6/1/2021	40	41,495
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	33,319
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	53	54,308
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	38	39,553
NGPL PipeCo LLC†	4.375%	8/15/2022	65	67,275
ONEOK, Inc.	7.50%	9/1/2023	62	72,615
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	500	544,730
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	250	278,097
Spectra Energy Partners LP	4.60%	6/15/2021	5	5,183
Texas Eastern Transmission LP†	2.80%	10/15/2022	5	4,994
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,079
Texas Gas Transmission LLC†	4.50%	2/1/2021	25	25,565
Williams Cos, Inc. (The)	4.50%	11/15/2023	19	20,294
Williams Cos., Inc. (The)	7.875%	9/1/2021	9	9,984
Total				1,657,707

Oil: Integrated Domestic 0.64%
National Oilwell Varco, Inc.	2.60%	12/1/2022	249	248,748
Oceaneering International, Inc.	4.65%	11/15/2024	38	37,430
Schlumberger Holdings Corp.†	3.75%	5/1/2024	193	201,469
SESI LLC	7.125%	12/15/2021	87	61,552

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
TechnipFMC plc (United Kingdom)(f)	3.45%		10/1/2022	$26	$26,536
Total					575,735

Paper & Forest Products 0.03%
West Fraser Timber Co. Ltd. (Canada)†(f)	4.35%		10/15/2024	24	24,911

Real Estate Investment Trusts 1.55%
AvalonBay Communities, Inc.	3.027% (3 Mo. LIBOR + .43%	)#	1/15/2021	400	400,172
Brandywine Operating Partnership LP	4.10%		10/1/2024	6	6,253
Brixmor Operating Partnership LP	3.25%		9/15/2023	49	49,403
Brixmor Operating Partnership LP	3.65%		6/15/2024	113	115,471
Corporate Office Properties LP	3.70%		6/15/2021	84	84,829
EPR Properties	5.25%		7/15/2023	9	9,637
EPR Properties	5.75%		8/15/2022	59	63,294
Equinix, Inc.	5.375%		1/1/2022	8	8,230
GLP Capital LP/GLP Financing II, Inc.	4.875%		11/1/2020	10	10,198
HCP, Inc.	4.00%		12/1/2022	30	31,411
HCP, Inc.	4.20%		3/1/2024	17	17,995
HCP, Inc.	4.25%		11/15/2023	5	5,312
Healthcare Trust of America Holdings LP	2.95%		7/1/2022	159	160,138
Highwoods Realty LP	3.20%		6/15/2021	8	8,057
SITE Centers Corp.	4.625%		7/15/2022	11	11,460
SL Green Operating Partnership LP	3.25%		10/15/2022	16	16,214
SL Green Realty Corp.	4.50%		12/1/2022	26	27,296
Vereit Operating Partnership LP	4.125%		6/1/2021	41	42,078
Vereit Operating Partnership LP	4.60%		2/6/2024	261	277,204
VEREIT Operating Partnership LP	4.625%		11/1/2025	45	48,469
Welltower, Inc.	4.50%		1/15/2024	6	6,444
Total					1,399,565

Retail 0.15%
AutoNation, Inc.	3.50%		11/15/2024	35	35,041
CEC Entertainment, Inc.	8.00%		2/15/2022	5	5,057
Dollar Tree, Inc.	3.70%		5/15/2023	18	18,683
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.†	8.00%		6/1/2021	73	73,958
Total					132,739

Savings & Loan 0.12%
People’s United Financial, Inc.	3.65%		12/6/2022	102	105,025

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Steel 0.05%
Vale Overseas Ltd. (Brazil)(f)	4.375%		1/11/2022	$40	$41,410

Technology 0.56%
Baidu, Inc. (China)(f)	3.875%		9/29/2023	200	207,539
Baidu, Inc. (China)(f)	4.375%		5/14/2024	200	212,086
eBay, Inc.	3.059% (3 Mo. LIBOR + .48%	)#	8/1/2019	75	75,029
VeriSign, Inc.	4.625%		5/1/2023	8	8,150
Total					502,804

Telecommunications 0.49%
AT&T, Inc.	3.616% (3 Mo. LIBOR + 1.18%	)#	6/12/2024	119	120,581
CommScope, Inc.†	5.50%		3/1/2024	35	36,094
Level 3 Parent LLC	5.75%		12/1/2022	31	31,349
T-Mobile USA, Inc.	6.00%		4/15/2024	73	76,285
Vodafone Group plc (United Kingdom)(f)	3.75%		1/16/2024	172	180,180
Total					444,489

Toys 0.01%
Mattel, Inc.	2.35%		8/15/2021	6	5,820

Transportation: Miscellaneous 0.17%
Canadian Pacific Railway Co. (Canada)(f)	9.45%		8/1/2021	91	103,663
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	25	25,500
XPO Logistics, Inc.†	6.50%		6/15/2022	25	25,562
Total					154,725
Total Corporate Bonds (cost $33,805,562)					34,242,437

FLOATING RATE LOANS(h) 3.78%

Aerospace/Defense 0.14%
Gol Luxco SA Term Loan (Luxembourg)(f)	6.50%		8/31/2020	6	6,090	(i)
TransDigm, Inc. 2018 New Tranche F Term Loan	4.83% (1 Mo. LIBOR + 2.50%	)	6/9/2023	122	120,367
Total					126,457

Air Transportation 0.30%
American Airlines, Inc. 2017 Incremental Term Loan B	4.394% (1 Mo. LIBOR + 2.00%	)	12/14/2023	19	18,444
American Airlines, Inc. 2017 Replacement Term Loan B	4.402% (1 Mo. LIBOR + 2.00%	)	4/28/2023	94	92,334
American Airlines, Inc. New 2017 Replacement Term Loan	4.412% (1 Mo. LIBOR + 2.00%	)	10/12/2021	157	156,533
Total					267,311

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.35%
CDW LLC Term Loan	4.16% (1 Mo. LIBOR + 1.75%	)	8/17/2023	$22	$22,223
Dell International LLC Replacement Term Loan A2	4.16% (1 Mo. LIBOR + 1.75%	)	9/7/2021	290	289,937
Total					312,160

Computer Software 0.37%
First Data Corp. 2022D New Dollar Term Loan D	4.404% (1 Mo. LIBOR + 2.00%	)	7/8/2022	2	1,713
First Data Corp. 2023 Initial Term Loan A	3.904% (1 Mo. LIBOR + 1.50%	)	10/26/2023	181	181,014
First Data Corp. 2024 New Dollar Term Loan A	4.404% (1 Mo. LIBOR + 2.00%	)	4/26/2024	89	88,943
Infor (US), Inc. Tranche B6 Term Loan	5.08% (1 Mo. LIBOR + 2.75%	)	2/1/2022	28	27,948
Press Ganey Holdings, Inc. 1st Lien 2018 Incremental Term Loan B	–	(j)	10/23/2023	37	36,921
Total					336,539

Containers 0.02%
Berry Global, Inc. Term Loan S	4.162% (1 Mo. LIBOR + 1.75%	)	2/8/2020	6	5,785
Berry Global, Inc. Term Loan T	4.162% (1 Mo. LIBOR + 1.75%	)	1/6/2021	10	10,379
Total					16,164

Electric: Power 0.22%
AES Corp. 2018 Other Term Loan	4.272% (3 Mo. LIBOR + 1.75%	)	5/31/2022	110	109,594
Pacific Gas and Electric Company DIP Delayed Draw Term Loan	1.125%		12/31/2020	15	15,094	(i)
Pacific Gas and Electric Company DIP Initial Term Loan	4.69% (1 Mo. LIBOR + 2.25%	)	12/31/2020	44	44,275	(i)
Vistra Operations Co. LLC Initial Term Loan	4.402%		8/4/2023	34	33,890
Total					202,853

Electrical Equipment 0.10%
Marvell Technology Group Ltd Term Loan A	3.805% (1 Mo. LIBOR + 1.75%	)	6/4/2021	90	90,110	(i)

Entertainment 0.02%
CEOC, LLC Term Loan B	–	(j)	10/6/2024	5	4,965
GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.902% (1 Mo. LIBOR + 1.50%	)	4/28/2021	16	15,839
Total					20,804

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.38%
Delos Finance 2018 S.a.r.l. New Term Loan (Luxembourg)(f)	4.08% (3 Mo. LIBOR + 1.75%	)	10/6/2023	$34	$33,627
Flying Fortress Holdings, LLC 2018 New Term Loan	4.08% (3 Mo. LIBOR + 1.75%	)	10/30/2022	309	308,791
Total					342,418

Government 0.03%
Seminole Tribe of Florida, Inc. 2018 Replacement Term Loan B	4.152% (1 Mo. LIBOR + 1.75%	)	7/8/2024	25	24,986

Health Care Services 0.14%
CVS Holdings I, LP 1st Lien Initial Term Loan	5.152% (1 Mo. LIBOR + 2.75%	)	2/6/2025	59	58,769
DaVita, Inc. Tranche B Term Loan	5.135% (1 Mo. LIBOR + 2.75%	)	6/24/2021	23	22,977
Jaguar Holding Co.II, 2018 Term Loan	4.902%		8/18/2022	43	42,703
Total					124,449

Healthcare 0.10%
NVA Holdings, Inc. 1st Lien Term Loan B3	–	(j)	2/2/2025	90	90,307

Information Technology 0.03%
Sophia, L.P. Term Loan B	–	(j)	9/30/2022	24	23,894

Information Technology Services 0.10%
Global Payments Inc. Term Loan B3	–	(j)	4/21/2023	95	94,781

Investment Management Companies 0.03%
RPI Finance Trust Term Loan A4	3.902% (1 Mo. LIBOR + 1.50%	)	5/4/2022	29	28,641

Leisure 0.25%
Life Time Fitness, Inc. 2017 Refinancing Term Loan	5.272% (3 Mo. LIBOR + 2.75%	)	6/10/2022	229	227,871

Lodging 0.01%
MGM Resorts International Term Loan A	–	(j)	12/21/2023	12	11,940

Machinery: Industrial/Specialty 0.15%
Colfax Corporation Term Loan A2	4.152% (1 Mo. LIBOR + 1.75%	)	12/17/2020	120	120,317	(i)
Flowserve Corp. 2012 Term Loan	3.83% (3 Mo. LIBOR + 1.50%	)	10/14/2020	16	15,694	(i)
Total					136,011

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 0.20%
Charter Communications Operating, LLC Term Loan A2	3.83% (1 Mo. LIBOR + 1.50%	)	3/31/2023	$148	$147,355
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.644% (1 Mo. LIBOR + 2.25%	)	9/30/2025	32	31,945
Total					179,300

Metal Fabricating 0.00%
Doncasters US Finance LLC 2nd Lien Term Loan	10.58% (3 Mo. LIBOR + 8.25%	)	10/9/2020	8	2,375

Miscellaneous 0.08%
HCA, Inc. Tranche B11 Term Loan	4.08% (1 Mo. LIBOR + 1.75%	)	3/17/2023	56	56,053
Utex Industries, Inc. 1st Lien Initial Term Loan	6.402% (1 Mo. LIBOR + 4.00%	)	5/22/2021	14	12,939
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.652% (1 Mo. LIBOR + 7.25%	)	5/22/2022	6	5,485
Total					74,477

Oil 0.02%
Petroleos Mexicanos Term Loan (Mexico)(f)	3.25% (1 Mo. LIBOR + .85%	)	2/14/2020	20	19,900	(i)

Oil: Crude Producers 0.13%
ONEOK, Inc.	–	(j)	11/19/2021	114	114,072	(i)

Real Estate Investment Trusts 0.12%
Invitation Homes Operating Partnership LP Initial Term Loan	4.104% (1 Mo. LIBOR + 1.70%	)	2/6/2022	106	103,880	(i)

Restaurants 0.03%
CEC Entertainment, Inc. Term Loan B	5.652% (1 Mo. LIBOR + 3.25%	)	2/14/2021	24	23,802

Retail 0.12%
Comfort Holding LLC 1st Lien Initial Term Loan	7.152% (1 Mo. LIBOR + 4.75%	)	2/5/2024	22	21,503
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	–	(j)	6/27/2025	7	7,000	(i)
Panera Bread Co. Term Loan	4.188% (1 Mo. LIBOR + 1.75%	)	7/18/2022	84	82,214
Total					110,717

Service 0.04%
Equian Buyer Corp. 2018 Incremental Term Loan	–	(j)	5/20/2024	32	31,930

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Technology 0.17%
Symantec Holdings Ltd. Term Loan A5	4.16% (1 Mo. LIBOR + 1.75%	)	8/1/2021	$118		$117,379
Uber Technologies, Inc. 2018 Refinancing Term Loan	5.904% (1 Mo. LIBOR + 3.50%	)	7/13/2023	38		37,705
Total						155,084

Telecommunications 0.09%
CenturyLink, Inc. Initial Term Loan A	5.152% (1 Mo. LIBOR + 2.75%	)	11/1/2022	83		82,961

Wholesale 0.04%
Core & Main LP Initial Term Loan	–	(j)	8/1/2024	32		31,975
Total Floating Rate Loans (cost $3,415,377)						3,408,169

FOREIGN GOVERNMENT OBLIGATIONS 0.17%

Argentina
Republic of Argentina(f)	4.625%		1/11/2023	169		135,962
Republic of Argentina(f)	5.625%		1/26/2022	25		21,125
Total Foreign Government Obligations (cost $170,420)						157,087

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.44%
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	58		58,435
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	85		85,919
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	81		81,684
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	58		58,125
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	88		88,700
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	47		47,467
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	59		58,605
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	29		28,682
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	72		72,425
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	29		28,897
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	47		46,533
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	64		63,818
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(k)	2/16/2049	24		24,741
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	48		47,776
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	–	(a)	571
Government National Mortgage Assoc. 2014-78 IO	0.565%	#(k)	3/16/2056	52		1,648
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	39		38,345
Government National Mortgage Assoc. 2017-22 GA	2.60%	#(k)	8/16/2051	27		27,101
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	57		56,443
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	55		54,149

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	$64		$63,326
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	168		168,113
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(k)	2/16/2053	38		37,932
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	16		16,387
Government National Mortgage Assoc. 2014-64 IO	1.083%	#(k)	12/16/2054	223		11,160
Government National Mortgage Assoc. 2014-112 A	3.00%	#(k)	1/16/2048	5		5,409
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	15		14,748
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	11		11,003
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,299,837)						1,298,142

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.19%
Federal Home Loan Mortgage Corp.	3.065% (12 Mo. LIBOR + 1.64%	)#	10/1/2043	6		5,626
Federal Home Loan Mortgage Corp.	4.635% (12 Mo. LIBOR + 1.81%	)#	6/1/2041	8		8,790
Federal Home Loan Mortgage Corp.	4.672% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	5		5,572
Federal Home Loan Mortgage Corp.	4.747% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	11		11,757
Federal National Mortgage Assoc.	2.664% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	7		6,718
Federal National Mortgage Assoc.	2.718% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	25		25,341
Federal National Mortgage Assoc.	2.829% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	8		8,112
Federal National Mortgage Assoc.	2.928% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	16		16,530
Federal National Mortgage Assoc.	3.676% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	27		28,049
Federal National Mortgage Assoc.	4.578% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	–	(a)	497
Federal National Mortgage Assoc.	4.659% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	9		9,635
Federal National Mortgage Assoc.	4.66% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	1		1,022
Federal National Mortgage Assoc.	4.69% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	2		1,886
Federal National Mortgage Assoc.	4.764% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	25		26,482
Federal National Mortgage Assoc.	4.823% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	17		18,323
Total Government Sponsored Enterprises Pass-Throughs (cost $175,949)						174,340

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.08%

Miscellaneous
Illinois (cost $74,054)	4.95%		6/1/2023	$72	$74,921

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.19%
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	19	19,516
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	101,053
AREIT Trust 2018-CRE2 A†	3.381% (1 Mo. LIBOR + .98%	)#	11/14/2035	173	172,791
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.324% (1 Mo. LIBOR + .93%	)#	12/15/2036	100	100,083
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.344% (1 Mo. LIBOR + .95%	)#	6/15/2035	100	100,073
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.824% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	100	100,266
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.044% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	100	100,204
Aventura Mall Trust 2013-AVM C†	3.867%	#(k)	12/5/2032	100	101,466
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	103,346
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.244% (1 Mo. LIBOR + .85%	)#	1/15/2033	46	45,430
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	3.394% (1 Mo. LIBOR + 1.00%	)#	3/15/2036	95	95,316
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	199,836
BB-UBS Trust 2012-TFT B†	3.584%	#(k)	6/5/2030	100	98,953
BB-UBS Trust 2012-TFT C†	3.584%	#(k)	6/5/2030	100	98,703
BBCMS Mortgage Trust 2018-TALL A†	3.116% (1 Mo. LIBOR + .72%	)#	3/15/2037	200	199,565
BBCMS Mortgage Trust 2018-TALL E†	4.831% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	132	132,729
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	64	64,926
BBCMS Trust 2018-BXH A†	3.394% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	68	68,432
BDS 2018-FL1 A†	3.244% (1 Mo. LIBOR + .85%	)#	1/15/2035	32	32,290
BX Commercial Mortgage Trust 2018-BIOA A†	3.065% (1 Mo. LIBOR + .67%	)#	3/15/2037	209	208,745
BX Trust 2017-SLCT A†	3.314% (1 Mo. LIBOR + .92%	)#	7/15/2034	16	15,947
BX Trust 2017-SLCT B†	3.594% (1 Mo. LIBOR + 1.20%	)#	7/15/2034	40	39,970
BX Trust 2017-SLCT D†	4.444% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	62	62,145
BX Trust 2017-SLCT E†	5.544% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	51	51,284
BX Trust 2018-BILT A†	3.194% (1 Mo. LIBOR + .80% Floor .80%	)#	5/15/2030	46	45,989

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2018-BILT D†	4.164% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2030	$19		$19,080
BX Trust 2018-GW A†	3.194% (1 Mo. LIBOR + .80%	)#	5/15/2035	29		28,993
BX Trust 2018-GW D†	4.164% (1 Mo. LIBOR + 1.77% Floor 1.77%	)#	5/15/2035	15		15,101
BXP Trust 2017-CQHP A†	3.244% (1 Mo. LIBOR + .85%	)#	11/15/2034	43		42,981
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	371		384,861
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	190		197,627
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	166		173,439
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(k)	10/15/2034	40		41,814
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499%	#(k)	10/15/2034	300		309,836
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968%	#(k)	10/15/2034	1,000		25,406
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538%	#(k)	10/15/2034	1,000		12,998
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29		29,427
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29		29,656
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.316%	#(k)	11/10/2049	191		13,003
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.892%	#(k)	12/10/2054	188		8,702
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134		142,291
Chesapeake Funding LLC CF 2019 CF1 65B	4.14%		5/15/2052	102		104,309
Chesapeake Funding LLC CF 2019 CF1 65C	4.123%		5/15/2052	176		175,847
CHT Mortgage Trust 2017-CSMO A†	3.324% (1 Mo. LIBOR + .93%	)#	11/15/2036	789		790,623
CHT Mortgage Trust 2017-CSMO B†	3.794% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	100		100,211
CHT Mortgage Trust 2017-CSMO D†	4.644% (1 Mo. LIBOR + 2.25%	)#	11/15/2036	100		100,506
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	223		227,996
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	100		103,151
Citigroup Commercial Mortgage Trust 2013-375P B†	3.635%	#(k)	5/10/2035	110		113,522
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10		10,218
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.508%	#(k)	6/10/2048	955		18,963
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	Zero Coupon	#	7/15/2027	46,545		382
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.237%	#(k)	12/10/2049	–	(a)	46

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	$200	$203,872
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	101,295
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	47	49,389
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10	10,230
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	94	96,980
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612%	#(k)	6/10/2046	28	29,321
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	84	83,356
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	170	180,996
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	33	34,676
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100	105,391
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13	13,826
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.246%	#(k)	9/10/2047	2,000	15,856
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.846%	#(k)	7/10/2050	95	2,661
Commercial Mortgage Pass-Through Certificates 2016-GCT C†	3.577%	#(k)	8/10/2029	319	322,433
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577%	#(k)	8/10/2029	100	100,471
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	51,820
Commercial Mortgage Trust 2016-CD1 XA IO	1.552%	#(k)	8/10/2049	56	4,260
Core Industrial Trust 2015-CALW XA IO†	0.939%	#(k)	2/10/2034	954	16,930
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	3.644% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	50	50,075
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	20	20,597
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	202,676
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697%	#(k)	9/15/2037	1,000	28,886

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.344% (1 Mo. LIBOR + .95%	)#	2/15/2031	$50	$49,840
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.894% (1 Mo. LIBOR + 2.50%	)#	2/15/2031	50	49,835
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	364	366,174
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	50	50,179
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	50,103
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442%	#(k)	4/5/2033	50	49,923
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	61,435
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(k)	7/10/2034	50	50,914
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303%	#(k)	7/10/2034	109	110,079
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303%	#(k)	7/10/2034	50	50,010
Credit Suisse Mortgage Capital Certificates 2017-MOON X IO†	0.09%	#(k)	7/10/2034	28,675	31,307
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	3.374% (1 Mo. LIBOR + .98%	)#	5/15/2036	434	435,081
Credit Suisse Mortgage Capital Certificates 2019-ICE4 B†	3.624% (1 Mo. LIBOR + 1.23%	)#	5/15/2036	178	178,559
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	3.824% (1 Mo. LIBOR + 1.43%	)#	5/15/2036	190	190,661
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.344% (1 Mo. LIBOR + .95%	)#	12/15/2030	50	49,852
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	10,046
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.946%	#(k)	1/15/2049	980	82,275
DBGS Mortgage Trust 2018-BIOD A†	3.197% (1 Mo. LIBOR + .80%	)#	5/15/2035	93	93,038
DBJPM Mortgage Trust 2016-C3 XA IO	1.634%	#(k)	8/10/2049	195	16,796
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	100	103,305
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	17	17,054
DBWF Mortgage Trust 2016-85T XA IO†	0.116%	#(k)	12/10/2036	3,140	11,555
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(k)	5/5/2035	325	338,892
DBWF Mortgage Trust 2018-AMXP B†	4.122%	#(k)	5/5/2035	100	104,304
DBWF Mortgage Trust 2018-AMXP C†	3.956%	#(k)	5/5/2035	100	103,705

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust 2018-GLKS A†	3.42% (1 Mo. LIBOR + 1.03%	)#	11/19/2035	$134	$134,156
DBWF Mortgage Trust 2018-GLKS B†	3.74% (1 Mo. LIBOR + 1.35%	)#	11/19/2035	100	100,115
DBWF Mortgage Trust 2018-GLKS C†	4.14% (1 Mo. LIBOR + 1.75%	)#	11/19/2035	100	100,231
DBWF Mortgage Trust 2018-GLKS D†	4.79% (1 Mo. LIBOR + 2.40%	)#	11/19/2035	100	100,264
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	100	101,926
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	218,445
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	101,313
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%	#(k)	2/10/2029	100	101,415
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.244%	#(k)	2/10/2037	1,590	17,426	(d)
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	100,477
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.244% (1 Mo. LIBOR + .85%	)#	7/15/2032	100	100,011
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.344% (1 Mo. LIBOR + .95%	)#	11/15/2035	133	133,098
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.344% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	100,297
GS Mortgage Securities Corp. Trust 2019-BOCA A†	3.65% (1 Mo. LIBOR + 1.20%	)#	6/15/2038	174	174,284
GS Mortgage Securities Corp. Trust 2019-BOCA B†	3.95% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	100	100,163
GS Mortgage Securities Trust 2011-GC5 B†	5.557%	#(k)	8/10/2044	107	112,329
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.128%	#(k)	1/10/2045	289	11,072
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,897
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(k)	4/10/2031	100	102,618
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100	107,149
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151	161,089
GS Mortgage Securities Trust 2015-GS1 XB IO	0.33%	#(k)	11/10/2048	1,082	14,596
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15	14,985	(d)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26	26,457	(d)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35	36,066	(d)
Hawaii Hotel Trust 2019-MAUI A†	3.544% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	190	190,578
Hawaii Hotel Trust 2019-MAUI B†	3.844% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	100	100,272
Hilton Orlando Trust 2018-ORL A†	3.164% (1 Mo. LIBOR + .77%	)#	12/15/2034	41	41,009

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hilton Orlando Trust 2018-ORL D†	4.094% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	$34	$34,116
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	101,368
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	101,613
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100	100,766
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	101,956
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	101,892
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	180,125
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%	#(k)	8/5/2034	1,000	36,480
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	21	21,249
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(k)	5/15/2048	27	28,014
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON†	1.51%	#(k)	1/5/2034	3,332	181,660	(d)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	84	88,914
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	24	25,398
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	22	23,277
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON D†	5.038%		1/5/2034	23	24,278
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON UES B†	4.142%		5/5/2032	105	110,949
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694%	#(k)	12/5/2027	25	25,321
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(k)	5/15/2045	11	11,493
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	183	188,946
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133%	#(k)	8/15/2046	32	34,132
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	1	1,078
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76	81,059
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.197%	#(k)	1/15/2048	876	33,215
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200	200,440
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	42	41,940

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.676%	#(k)	7/15/2048	$879	$24,174
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	33	34,120
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.881%	#(k)	12/15/2049	960	33,527
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225	227,220
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25	25,309
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20	20,314
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(k)	10/5/2031	35	35,664
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143%	#(k)	10/5/2031	12	12,111
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791%	#(k)	10/5/2031	1,000	12,380
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.226%	#(k)	9/15/2050	991	63,210
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	68,280
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	27,518
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(k)	6/5/2032	20	20,364
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243	254,520
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.394% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	17	16,730
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.694% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	67	66,984
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.994% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	51	51,384
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.394% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	10	9,928
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ XCP IO†	1.285%	#(k)	6/15/2032	20,156	120,871
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.594% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	90	90,161
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.294% (1 Mo. LIBOR + 1.90%	)#	4/15/2031	24	24,046

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.694% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	$18	$18,052
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.514% (1 Mo. LIBOR + 3.12%	)#	4/15/2031	10	10,030
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.38% (1 Mo. LIBOR + .95%	)#	7/5/2033	45	44,987
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	138	147,616
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	41	43,782
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.08% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	16	16,002
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	54	57,442
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.68% (1 Mo. LIBOR + 2.25%	)#	7/5/2033	16	16,020
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	62	66,101
LoanCore Issuer Ltd. 2019-CRE3 A†	3.444% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	210	210,518
LoanCore Issuer Ltd. 2019-CRE3 AS†	3.764% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	44	44,108
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(k)	4/20/2048	4	4,198
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.033%	#(k)	3/10/2049	903	58,233
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	39	39,158
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	100,544
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	106,323
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	37	36,791
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	101,000
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.299%	#(k)	8/15/2046	139	148,487
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,203
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.81%	#(k)	7/15/2050	473	12,173
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	21	21,873
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.568%	#(k)	11/15/2049	969	73,656

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	$50	$49,938
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	99,931
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#	9/13/2031	9,863	99
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	140	142,881
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	102,519
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,507
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.133%	#(k)	8/15/2049	1,000	62,501
Motel 6 Trust 2017-MTL6 E†	5.644% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	189	191,020
Motel 6 Trust 2017-MTL6 F†	6.644% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	58	58,821
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	16	15,912
MSCG Trust 2016-SNR A†	3.46%	#(k)	11/15/2034	49	49,050
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	28	28,155
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	21	21,540
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	4	3,533
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(k)	11/15/2032	98	102,534
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(k)	11/15/2032	24	24,969
New Orleans Hotel Trust 2019-HNLA A†	3.383% (1 Mo. LIBOR + .99%	)#	4/15/2032	150	149,866
New Orleans Hotel Trust 2019-HNLA D†	4.433% (1 Mo. LIBOR + 2.04%	)#	4/15/2032	100	99,975
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,989
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	73,576
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	121	119,898
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	127	126,858
RAIT Trust 2017-FL7 A†	3.344% (1 Mo. LIBOR + .95%	)#	6/15/2037	46	46,109
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	102,137
Ready Capital Mortgage Financing LLC 2019-FL3 A†	3.404% (1 Mo. LIBOR + 1.00%	)#	3/25/2034	124	124,327
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	17	17,092
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	93	91,966
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	26	25,632
RETL 2019-RVP A†	3.544% (1 Mo. LIBOR + 1.15%	)#	3/15/2036	96	96,642
RETL 2019-RVP C†	4.494% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	50	50,258

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SG Commercial Mortgage Securities Trust 2019-787E X IO†	0.456%	#(k)	2/15/2041	$4,149	$121,595
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.394% (1 Mo. LIBOR + 1.00%	)#	1/15/2035	34	33,600
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	3.494% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	131	131,069
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	3.844% (1 Mo. LIBOR + 1.45%	)#	5/15/2036	41	41,034
Shops at Crystals Trust 2016-CSTL XB IO†	0.328%	#(k)	7/5/2036	1,000	15,120
SLIDE 2018-FUN A†	3.294% (1 Mo. LIBOR + ..90%	)#	6/15/2031	69	68,716
SLIDE 2018-FUN B†	3.644% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	15	14,735
SLIDE 2018-FUN C†	3.944% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	13	12,783
SLIDE 2018-FUN D†	4.244% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	20	19,734
SLIDE 2018-FUN XCP IO†	0.976%	#(k)	12/15/2020	1,626	22,548	(d)
Stonemont Portfolio Trust 2017-MONT D†	4.433% (1 Mo. LIBOR + 2.05%	)#	8/20/2030	97	97,133
Stonemont Portfolio Trust 2017-MONT E†	5.133% (1 Mo. LIBOR + 2.75%	)#	8/20/2030	144	144,908
Stonemont Portfolio Trust 2017-MONT F†	5.983% (1 Mo. LIBOR + 3.60%	)#	8/20/2030	93	93,489
Stonemont Portfolio Trust 2017-MONT XCP IO†	Zero Coupon	#	8/20/2030	14,750	295
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(k)	6/10/2030	100	97,510
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	34	35,167
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	200	203,639
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	77	79,305
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.093%	#(k)	3/10/2046	861	24,683
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	83,512
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	307,319
Waikiki Beach Hotel Trust 2019-WBM A†	3.444% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	48	47,813
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.783%	#(k)	11/15/2043	100	102,935
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	21	21,438

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	$10	$10,346
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.10%	#(k)	6/15/2048	2,000	5,476
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10	10,063
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.751%	#(k)	12/15/2048	36	37,040
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.875%	#(k)	9/15/2048	949	32,983
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.916%	#(k)	8/15/2049	971	97,093
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	37,232
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	74	75,788
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,942
West Town Mall Trust 2017-KNOX C†	4.491%	#(k)	7/5/2030	25	25,587
West Town Mall Trust 2017-KNOX D†	4.491%	#(k)	7/5/2030	25	25,372
West Town Mall Trust 2017-KNOX X IO†	0.521%	#(k)	7/5/2030	1,604	16,920
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(k)	2/15/2044	24	24,390
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	51,505
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.905%	#(k)	6/15/2045	25	26,133
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.518%	#(k)	6/15/2045	73	2,250
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.988%	#(k)	8/15/2045	333	15,325
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	273	277,767
Total Non-Agency Commercial Mortgage-Backed Securities (cost $21,606,664)					21,813,022

				Shares
				(000)

PREFERRED STOCK 0.00%

Oil
Templar Energy LLC (cost $11,819)				1	–	(d)

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 1.52%
U.S. Treasury Note (cost $1,358,260)	2.50%		1/31/2021	$1,358	$1,372,137
Total Long-Term Investments (cost $86,014,521)					86,773,477

SHORT-TERM INVESTMENTS 3.73%

COMMERCIAL PAPER 1.29%

Automotive 0.45%
Ford Motor Credit Co.	3.91%		12/4/2019	315	310,698
Ford Motor Credit Co.	4.39%		11/25/2019	100	98,721
Total					409,419

Electric: Power 0.28%
Entergy Corp.	2.576%		7/1/2019	250	250,000

Health Care Products 0.28%
Boston Scientific Corp.	2.826%		9/17/2019	250	248,542

Transportation: Miscellaneous 0.28%
Union Pacific Corp.	2.586%		7/1/2019	250	250,000
Total Commercial Paper (cost $1,156,686)					1,157,961

CORPORATE BONDS 0.47%

Drugs 0.04%
Shire Acquisitions Investments Ireland DAC (Ireland)(g)	1.90%		9/23/2019	31	30,953

Electric: Power 0.21%
NextEra Energy Capital Holdings, Inc.	2.835% (3 Mo. LIBOR + .32%	)#	9/3/2019	190	190,071

Oil 0.03%
Rowan Cos., Inc.	7.875%		8/1/2019	27	27,034

Real Estate Investment Trusts 0.05%
Office Properties Income Trust	3.75%		8/15/2019	44	44,014

Retail 0.14%
Dollar Tree, Inc.	3.288% (3 Mo. LIBOR + .70%	)#	4/17/2020	130	130,016
Total Corporate Bonds (cost $421,978)					422,088

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 0.89%
U.S. Treasury Bill (cost $800,948)	Zero Coupon	3/26/2020	$815	$803,139

REPURCHASE AGREEMENT 1.08%
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by value: $993,712; proceeds: $970,661 (cost $970,544)			971	970,544
Total Short-Term Investments (cost $3,350,156)				3,353,732
Total Investments in Securities 99.96% (cost $89,364,677)				90,127,209
Less Unfunded Commitment (0.02)% (cost $15,000)				(15,094)
Net Investment 99.94% (cost $89,349,677)				90,112,115
Foreign Cash and Other Assets in Excess of Liabilities(l) 0.06%			51,961
Net Assets 100.00%				$90,164,076

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Amount is less than $1,000.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Amount represents less than 1,000 shares.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2019.
(i)	Level 3 Investment as described in Note 2(l) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

June 30, 2019

Open Forward Foreign Currency Exchange Contracts at June 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	9/19/2019	152,000	$113,774	$116,237	$(2,463)

Open Futures Contracts at June 30, 2019:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2019	70	Long	$14,992,552	$15,062,578	$70,026

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	September 2019	14	Short	$(1,634,584)	$(1,654,187)	$(19,603)

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$10,789,534	$183,926	$10,973,460
Remaining Industries	–	13,194,859	–	13,194,859
Common Stock	–	–	73	73
Convertible Bonds	–	64,830	–	64,830
Corporate Bonds	–	34,242,437	–	34,242,437
Floating Rate Loans
Aerospace/Defense	–	120,367	6,090	126,457
Electric: Power	–	143,484	59,369	202,853
Electrical Equipment	–	–	90,110	90,110
Machinery: Industrial/Specialty	–	–	136,011	136,011
Oil	–	–	19,900	19,900
Oil: Crude Producers	–	–	114,072	114,072
Real Estate Investment Trusts	–	–	103,880	103,880
Retail	–	103,717	7,000	110,717
Remaining Industries	–	2,504,169	–	2,504,169
Less: Unfunded Commitments	–	–	(15,094)	(15,094)
Foreign Government Obligations	–	157,087	–	157,087
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,298,142	–	1,298,142
Government Sponsored Enterprises Pass-Throughs	–	174,340	–	174,340
Municipal Bond	–	74,921	–	74,921
Non-Agency Commercial Mortgage-Backed Securities	–	21,513,880	299,142	21,813,022
Preferred Stock	–	–	–	–
U.S. Treasury Obligation	–	1,372,137	–	1,372,137
Short-Term Investments
Commercial Paper	–	1,157,961	–	1,157,961
Corporate Bonds	–	422,088	–	422,088
Repurchase Agreement	–	970,544	–	970,544
U.S. Treasury Obligation	–	803,139	–	803,139
Total	$–	$89,107,636	$1,004,479	$90,112,115
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,463)	–	(2,463)
Futures Contracts
Assets	70,026	–	–	70,026
Liabilities	(19,603)	–	–	(19,603)
Total	$50,423	$(2,463)	$–	$47,960

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(concluded)

June 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of January 1, 2019	$–	$–	$202,202	$123,384	$–
Accrued Discounts (Premiums)	–	–	401	(14,621)	–
Realized Gain (Loss)	–	–	14	–	–
Change in Unrealized Appreciation (Depreciation)	926	27	2,362	4,863	(3,761)
Purchases	183,000	–	284,634	185,516	289
Sales	–	–	(77,669)	–	–
Transfers into Level 3	–	46	109,394	–	3,472
Transfers out of Level 3	–	–	–	–	–
Balance as of June 30, 2019	$183,926	$73	$521,338	$299,142	$–
Change in unrealized appreciation/depreciation for the period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$926	$27	$2,277	$4,863	$(3,761)

48	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $89,349,677)	$90,112,115
Deposits with brokers for futures collateral	26,796
Foreign cash, at value (cost $374)	377
Receivables:
Interest and dividends	610,947
Investment securities sold	383,767
Capital shares sold	28,650
Unrealized appreciation on unfunded commitments	94
Total assets	91,162,746
LIABILITIES:
Payables:
Investment securities purchased	705,333
Capital shares reacquired	98,006
Management fee	25,423
To bank	19,682
Variation margin on futures contracts	5,479
Directors’ fees	4,139
Fund administration	2,906
Unrealized depreciation on forward foreign currency exchange contracts	2,463
Accrued expenses	135,239
Total liabilities	998,670
NET ASSETS	$90,164,076
COMPOSITION OF NET ASSETS:
Paid-in capital	$91,021,516
Total distributable earnings (loss)	(857,440)
Net Assets	$90,164,076
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	6,195,510
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.55

50	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends	$289
Interest and other	1,490,220
Total investment income	1,490,509
Expenses:
Management fee	140,712
Non 12b-1 service fees	100,669
Shareholder servicing	46,646
Professional	25,315
Fund administration	16,081
Reports to shareholders	12,544
Custody	9,248
Directors’ fees	975
Other	6,840
Gross expenses	359,030
Expense reductions (See Note 9)	(1,464)
Fees waived and expenses reimbursed (See Note 3)	(11,323)
Net expenses	346,243
Net investment income	1,144,266
Net realized and unrealized gain:
Net realized gain on investments	66,854
Net realized gain on futures contracts	98,502
Net realized loss on forward foreign currency exchange contracts	(196)
Net realized gain on foreign currency related transactions	760
Net change in unrealized appreciation/depreciation on investments	1,577,878
Net change in unrealized appreciation/depreciation on futures contracts	(23,316)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(2,688)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	5
Net change in unrealized appreciation/depreciation on unfunded commitments	94
Net realized and unrealized gain	1,717,893
Net Increase in Net Assets Resulting From Operations	$2,862,159

See Notes to Financial Statements.	51

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$1,144,266	$1,704,058
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency related transactions	165,920	(198,029)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	1,551,973	(622,381)
Net increase in net assets resulting from operations	2,862,159	883,648
Distributions to shareholders:	–	(2,584,971)
Capital share transactions (See Note 14):
Proceeds from sales of shares	22,830,234	40,985,837
Reinvestment of distributions	–	2,584,971
Cost of shares reacquired	(14,725,632)	(22,560,074)
Net increase in net assets resulting from capital share transactions	8,104,602	21,010,734
Net increase in net assets	10,966,761	19,309,411
NET ASSETS:
Beginning of period	$79,197,315	$59,887,904
End of period	$90,164,076	$79,197,315

52	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Return of capital
6/30/2019(c)	$14.05	$0.20	$0.30	$0.50	$–	$–
12/31/2018	14.38	0.36	(0.20)	0.16	(0.49)	–
12/31/2017	14.57	0.30	0.02	0.32	(0.51)	–
12/31/2016	14.43	0.33	0.19	0.52	(0.38)	–
12/31/2015	14.72	0.27	(0.21)	0.06	(0.34)	(0.01)
12/31/2014(f)(g)	15.00	0.18	(0.15)	0.03	(0.31)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 4/4/2014, SEC effective date was 4/14/2014 and the date shares first became available to the public was 5/1/2014.
(g)	Net investment income, net realized and unrealized gain (loss) amounted to less than $.01 for the period 4/4/2014 through 4/14/2014.
(h)	Total return for the period 4/14/2014 through 12/31/2014 was also 0.22%

54	See Notes to Financial Statements.

				Ratios to Average Net Assets:						Supplemental Data:
Total distri- butions	Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$–	$14.55	3.56	(d)	0.86	(e)	0.89	(e)	2.84	(e)	$90,164	27	(d)
(0.49)	14.05	1.15		0.83		0.92		2.48		79,197	65
(0.51)	14.38	2.19		0.80		0.94		2.05		59,888	75
(0.38)	14.57	3.47		0.80		1.04		2.21		47,219	69
(0.35)	14.43	0.58		0.80		1.45		1.79		21,803	61
(0.31)	14.72	0.22	(d)(h)	0.80	(e)	2.02	(e)	1.61	(e)	7,680	103	(d)

See Notes to Financial Statements.	55

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models

Notes to Financial Statements (unaudited)(continued)

and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included

Notes to Financial Statements (unaudited)(continued)

in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The

Notes to Financial Statements (unaudited)(continued)

Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2019, the Fund had the following unfunded loan commitments:

Pacific Gas and Electric Company DIP Delayed Draw Term Loan $15,000

(l)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of 0.32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Prior to May 1, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of .85%. Effective May 1, 2019 this agreement was discontinued.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal

Notes to Financial Statements (unaudited)(continued)

income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

	Six Months Ended 6/30/2019 (unaudited	)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–		$2,584,971
Total distributions paid	$–		$2,584,971

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$91,032,944
Gross unrealized gain	1,107,186
Gross unrealized loss	(1,979,955)
Net unrealized security gain	$(872,769)

The difference between book-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization of premium, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$2,134,866	$18,906,222	$1,912,298	$31,470,561

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $107,769.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency

Notes to Financial Statements (unaudited)(continued)

rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2019 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2019, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	$70,026	–

Liability Derivatives
Futures Contracts(1)	$19,603	–
Forward Foreign Currency Exchange Contracts(2)	–	$2,463

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2019, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(196)
Futures Contracts(2)	$98,502	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(2,688)
Futures Contracts(4)	$(23,316)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$77,905
Futures Contracts(6)	72	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2019.
(1)	Statement of Operations location: Net realized loss on forward foreign currency exchange contracts.
(2)	Statement of Operations location: Net realized gain on futures contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$970,544	$–	$970,544
Total	$970,544	$–	$970,544

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$970,544	$–	$–	$(970,544)	$–
Total	$970,544	$–	$–	$(970,544)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,463	$–	$2,463
Total	$2,463	$–	$2,463

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$2,463	$–	$–	$–	$2,463
Total	$2,463	$–	$–	$–	$2,463

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2019.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and

Notes to Financial Statements (continued)

delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive

Notes to Financial Statements (unaudited)(concluded)

the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	1,594,337	2,853,571
Reinvestment of distributions	–	184,481
Shares reacquired	(1,035,742)	(1,567,064)
Increase	558,595	1,470,988

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Short Duration Income Portfolio	SFSDI-PORT-3 (08/19)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2019

1	A Letter to Shareholders
2	Information About Your Fund’s Expenses and Holdings Presented by Sector
4	Schedule of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
32	Financial Highlights
34	Notes to Financial Statements
46	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio

Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Total Return Portfolio for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/19 -
	1/1/19	6/30/19	6/30/19
Class VC
Actual	$1,000.00	$1,063.90	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.72%. Had the updated expense ratio been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class VC	$3.68	$3.61

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Auto	0.77%
Basic Industry	0.07%
Capital Goods	0.33%
Consumer Cyclical	0.56%
Consumer Discretionary	0.16%
Consumer Services	1.49%
Consumer Staples	0.72%
Energy	2.31%
Financial Services	29.48%
Foreign Government	2.41%
Health Care	0.76%
Integrated Oils	0.77%
Materials & Processing	1.61%
Municipal	0.10%
Producer Durables	0.78%
Technology	1.28%
Telecommunications	0.65%
Transportation	0.18%
U.S. Government	52.93%
Utilities	1.61%
Repurchase Agreement	1.03%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 113.43%

ASSET-BACKED SECURITIES 23.57%

Automobiles 11.48%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$289	$290,775
ACC Trust 2019-1 B†	4.47%		10/20/2022	469	481,102
ACC Trust 2019-1 C†	6.41%		2/20/2024	500	515,742
Ally Auto Receivables Trust 2016-1 B	1.99%		3/15/2021	2,034	2,032,823
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%		5/12/2022	199	200,995
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%		12/13/2021	1,022	1,025,125
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	1,089	1,096,217
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%		1/8/2021	361	360,827
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%		6/8/2021	1,365	1,366,762
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%		11/8/2021	2,600	2,608,365
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	669	675,500
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	275	274,908
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%		11/18/2021	2,195	2,199,385
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	698	700,164
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.632% (1 Mo. LIBOR + .25%	)#	1/18/2022	698	697,910
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	919	922,871
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.642% (1 Mo. LIBOR + .26%	)#	6/20/2022	1,016	1,016,059
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%		7/20/2020	99	98,665
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	1,036	1,039,373
BMW Vehicle Owner Trust 2018-A A2A	2.09%		11/25/2020	479	478,719
California Republic Auto Receivables Trust 2015-2 B	2.53%		6/15/2021	908	907,198
California Republic Auto Receivables Trust 2015-3 B	2.70%		9/15/2021	120	119,989

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	$328	$328,005
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	116	116,311
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	698	698,668
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	1,037	1,059,630
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	462	463,657
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	656	657,990
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	427	429,219
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	1,996	2,000,924
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	183	182,749
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	660	661,247
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	36	35,653
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	347	346,923
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	405	403,849
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	902	897,901
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	195	195,062
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134	134,415
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	150	157,111
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	27	27,032
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	319	319,246
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	260	261,446
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417	431,250
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	457	457,278
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	331	333,650
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	756	758,391
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	522	525,081
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	973	984,926
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	492	492,418
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	254	258,031
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,082	1,083,267
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	454,764
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	2,100	2,169,303
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	493	492,805
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	414	415,625
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	987	998,161
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	1,264	1,264,708

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2018-5 A2A	3.08%		7/15/2021	$537	$537,078
Drive Auto Receivables Trust 2018-5 A2B	2.714% (1 Mo. LIBOR + .32%	)#	7/15/2021	440	440,396
Drive Auto Receivables Trust 2019-2 A2A	2.93%		3/15/2022	1,618	1,621,665
Drive Auto Receivables Trust 2019-3 A2A	2.63%		9/15/2022	1,192	1,194,048
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%		7/20/2022	169	169,148
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%		10/20/2023	390	391,768
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	571	571,268
First Investors Auto Owner Trust 2018-2A A1†	3.23%		12/15/2022	648	652,050
Flagship Credit Auto Trust 2017-3 A†	1.88%		10/15/2021	131	131,068
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	300	299,854
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	256	254,958
Flagship Credit Auto Trust 2018-1 A†	2.59%		6/15/2022	440	439,706
Flagship Credit Auto Trust 2018-3 A†	3.07%		2/15/2023	1,650	1,658,360
Flagship Credit Auto Trust 2018-3 B†	3.59%		12/16/2024	725	739,776
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	2,909	2,906,964
Ford Credit Auto Owner Trust 2017-2 B†	2.60%		3/15/2029	108	107,950
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%		10/15/2021	108	107,832
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%		8/16/2021	299	299,462
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%		9/15/2022	830	835,372
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	412	419,165
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%		8/15/2023	194	198,256
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%		9/16/2020	34	33,580
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%		12/15/2022	24	24,028
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%		4/15/2020	1	1,184
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%		9/20/2021	2,205	2,213,218
Huntington Auto Trust 2016-1 A3	1.59%		11/16/2020	222	222,169
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%		3/16/2020	88	88,288
Hyundai Auto Lease Securitization Trust 2017-C A3†	2.12%		2/16/2021	1,021	1,019,862
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%		4/15/2020	184	184,329
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%		12/15/2020	2,248	2,252,726
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%		2/16/2021	128	127,894
Santander Drive Auto Receivables Trust 2015-2 D	3.02%		4/15/2021	716	717,012
Santander Drive Auto Receivables Trust 2015-2 E†	4.02%		9/15/2022	2,074	2,080,633

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2015-4 C	2.97%		3/15/2021	$185	$185,429
Santander Drive Auto Receivables Trust 2017-2 B	2.21%		10/15/2021	254	254,346
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	192	192,466
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%		3/15/2021	130	129,957
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%		1/15/2021	86	85,650
SunTrust Auto Receivables Trust 2015-1A D†	3.24%		1/16/2023	754	754,121
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%		4/15/2021	470	470,213
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	598	601,395
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	1,335	1,336,699
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	575	577,271
Wheels SPV 2 LLC 2018-1A A2†	3.06%		4/20/2027	492	495,189
World Omni Select Auto Trust 2018-1A A2†	3.24%		4/15/2022	1,066	1,069,944
Total					68,699,917

Credit Cards 3.57%
American Express Credit Account Master Trust 2017-1 A	1.93%		9/15/2022	1,415	1,412,216
American Express Credit Account Master Trust 2018-6 A	3.06%		2/15/2024	5,294	5,405,800
Barclays Dryrock Issuance Trust 2014-3 A	2.41%		7/15/2022	927	926,864
Capital One Multi-Asset Execution Trust 2016-A4	1.33%		6/15/2022	1,230	1,228,364
Chase Issuance Trust 2012-A4	1.58%		8/15/2021	813	812,174
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	1,651	1,650,319
Citibank Credit Card Issuance Trust 2017-A9	1.80%		9/20/2021	2,112	2,109,151
Discover Card Execution Note Trust 2012-A6	1.67%		1/18/2022	3,001	3,000,111
Discover Card Execution Note Trust 2016-A4	1.39%		3/15/2022	980	977,932
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%		9/15/2022	862	860,293
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026	767	804,200
World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	1,217	1,217,558
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	946	946,610
Total					21,351,592

Home Equity 0.14%
Meritage Mortgage Loan Trust 2004-2 M3	3.379% (1 Mo. LIBOR + .98%	)#	1/25/2035	53	51,789
New Century Home Equity Loan Trust 2005-A A6	4.678%		8/25/2035	17	17,548
Towd Point Mortgage Trust 2019-HY2 A1†	3.404% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	732	737,966
Total					807,303

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other 8.38%
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029		$92	$92,427
Allegro CLO IV Ltd. 2016-1A†	3.997% (3 Mo. LIBOR + 1.40%	)#	1/15/2029		1,650	1,651,231
ALM VII Ltd. 2012-7A A1R†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/15/2028		1,037	1,038,618
ALM VII Ltd. 2012-7A A2R2†(a)	Zero Coupon		7/15/2029		1,468	1,468,000
Apidos CLO XVI 2013-16A CR†	5.592% (3 Mo. LIBOR + 3.00%	)#	1/19/2025		250	250,281
Ares XLI Clo Ltd. 2016-41A A†	4.007% (3 Mo. LIBOR + 1.41%	)#	1/15/2029		2,463	2,464,819
Ares XLI Clo Ltd. 2016-41A B†	4.397% (3 Mo. LIBOR + 1.80%	)#	1/15/2029		600	601,549
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022		44	44,039
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022		182	181,881
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		133	133,347
Avery Point IV CLO Ltd. 2014-1A BR†	4.18% (3 Mo. LIBOR + 1.60%	)#	4/25/2026		322	322,378
Avery Point VII CLO Ltd. 2015-7A CR†	4.854% (3 Mo. LIBOR + 2.45%	)#	1/15/2028		400	400,000	(c)
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.842% (3 Mo. LIBOR + 1.25%	)#	1/20/2029		1,000	1,002,320
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.192% (3 Mo. LIBOR + 1.60%	)#	10/20/2028		650	646,236
Cent CLO Ltd. 2013-19A A1A†	3.912% (3 Mo. LIBOR + 1.33%	)#	10/29/2025		570	570,509
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022		1,063	1,077,898
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020		261	260,967
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		50	50,683
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		358	364,990
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020		1,576	1,578,444
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		671	680,224
Elm CLO Ltd. 2014-1A ARR†	3.758% (3 Mo. LIBOR + 1.17%	)#	1/17/2029		2,073	2,076,161
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021		569	569,824
Fairstone Financial Issuance Trust I 2019-1A B†(d)	5.084%		3/21/2033	CAD	500	385,610	(c)
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%		11/15/2030		$721	774,460
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.73% (3 Mo. LIBOR + 2.15%	)#	7/25/2027		250	249,250
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		1,161	1,230,167
ICG US CLO Ltd. 2015-2A AR†	3.451% (3 Mo. LIBOR + .85%	)#	1/16/2028		1,231	1,225,507

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Jamestown CLO VII Ltd. 2015-7A CR†	5.18% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	$611	$608,152
LCM XXII Ltd. 22A-A1†	4.072% (3 Mo. LIBOR + 1.48%	)#	10/20/2028	318	320,863
LCM XXIV Ltd. 24A A†	3.902% (3 Mo. LIBOR + 1.31%	)#	3/20/2030	679	679,682
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	753	776,844
Madison Park Funding XXI Ltd. 2016-21A A1†	4.11% (3 Mo. LIBOR + 1.53%	)#	7/25/2029	324	325,701
Massachusetts Educational Financing Authority 2008-1 A1	3.53% (3 Mo. LIBOR + .95%	)#	4/25/2038	523	526,311
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	762	774,273
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.801% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	1,446	1,445,965
Mountain View CLO X Ltd. 2015-10A BR†	3.947% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	623	617,431
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	570	596,792
OHA Loan Funding Ltd. 2016-1A B1†	4.392% (3 Mo. LIBOR + 1.80%	)#	1/20/2028	1,574	1,575,265
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	169	169,960
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	77	77,300
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	222	224,927
Orec Ltd. 2018-CRE1 A†	3.574% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,030	1,030,512
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.197% (3 Mo. LIBOR + .60%	)#	4/15/2026	957	953,395
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.647% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	414	410,488
Palmer Square Loan Funding Ltd. 2018-1A B†	3.997% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	314	306,307
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.442% (3 Mo. LIBOR + .85%	)#	1/20/2027	1,016	1,014,679
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.992% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	255	253,907
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.85% (3 Mo. LIBOR + .27%	)#	4/25/2038	278	261,847
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469	471,453
Regatta VI Funding Ltd. 2016-1A CR†	4.642% (3 Mo. LIBOR + 2.05%	)#	7/20/2028	485	486,272
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	258	260,099
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	902	909,843
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	2,132	2,193,545

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Shackleton CLO Ltd. 2016-9A B†	4.492% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	$499	$499,667
Shackleton CLO Ltd. 2019-14A A2†(a)	Zero Coupon		7/20/2030	1,687	1,687,000
SLC Student Loan Trust 2008-1 A4A	4.01% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	1,230	1,260,480
SLM Private Education Loan Trust 2010-A 2A†	5.644% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	5	5,317
SLM Student Loan Trust 2011-1 A1	2.924% (1 Mo. LIBOR + .52%	)#	3/25/2026	6	6,467
Sound Point CLO XI Ltd. 2016-1A AR†	3.692% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	591	591,738
Sound Point CLO XV Ltd. 2017-1A C†	5.092% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	570	570,266
TCI-Symphony CLO Ltd. 2016-1A A†	4.077% (3 Mo. LIBOR + 1.48%	)#	10/13/2029	250	250,578
Textainer Marine Containers VII Ltd. 2019-1A A†	3.96%		4/20/2044	644	666,830
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.447% (3 Mo. LIBOR + 1.85%	)#	1/15/2026	1,700	1,700,218
Towd Point Asset Trust 2018-SL1 A†	3.004% (1 Mo. LIBOR + .60%	)#	1/25/2046	886	874,913
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.524% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	1,050	1,053,383
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	359	363,106
WhiteHorse VIII Ltd. 2014-1A AR†	3.479% (3 Mo. LIBOR + .90%	)#	5/1/2026	1,046	1,045,378
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	848	892,159
Total					50,131,133
Total Asset-Backed Securities (cost $140,191,378)					140,989,945

CORPORATE BONDS 30.01%

Aerospace/Defense 0.39%
Embraer Netherlands Finance BV (Netherlands)(e)	5.05%		6/15/2025	10	10,819
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	811	873,852
TransDigm, Inc.	6.375%		6/15/2026	848	861,780
United Technologies Corp.	4.625%		11/16/2048	489	570,622
Total					2,317,073

Apparel 0.11%
PVH Corp.	7.75%		11/15/2023	561	634,331

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Auto Parts: Original Equipment 0.13%
Aptiv plc (Ireland)(e)	4.35%		3/15/2029	$225	$237,217
ZF North America Capital, Inc.†	4.75%		4/29/2025	517	534,455
Total					771,672

Automotive 0.93%
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%		4/15/2022	200	201,500
Daimler Finance North America LLC†	3.75%		2/22/2028	1,150	1,202,345
Ford Motor Co.	7.45%		7/16/2031	1,597	1,889,250
General Motors Co.	6.60%		4/1/2036	1,574	1,745,014
Tesla, Inc.†	5.30%		8/15/2025	610	537,562
Total					5,575,671

Banks: Regional 7.36%
Banco de Credito e Inversiones SA (Chile)†(e)	3.50%		10/12/2027	535	540,690
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	4,893	5,103,487
Bank of America Corp.	3.95%		4/21/2025	250	262,180
Bank of America Corp.	4.00%		1/22/2025	728	765,839
Bank of America Corp.	4.45%		3/3/2026	315	339,921
CIT Group, Inc.	6.125%		3/9/2028	530	604,200
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	3,273	3,463,981
Citigroup, Inc.	3.98%	#(f)	3/20/2030	1,294	1,383,761
Citigroup, Inc.	4.45%		9/29/2027	552	595,359
Danske Bank A/S (Denmark)†(e)	4.375%		6/12/2028	231	236,680
Goldman Sachs Group, Inc. (The)	4.223%	#(f)	5/1/2029	491	526,712
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	588	789,130
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	553	575,836
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	5,029	5,333,247
Macquarie Group Ltd. (Australia)†(e)	4.654%	#(f)	3/27/2029	1,431	1,546,942
Morgan Stanley	3.625%		1/20/2027	2,024	2,127,806
Morgan Stanley	3.875%		1/27/2026	1,525	1,621,804
Morgan Stanley	4.00%		7/23/2025	1,779	1,905,932
Morgan Stanley	7.25%		4/1/2032	84	118,353
Popular, Inc.	6.125%		9/14/2023	107	113,821
Santander UK plc (United Kingdom)†(e)	5.00%		11/7/2023	223	235,659
Santander UK plc (United Kingdom)(e)	7.95%		10/26/2029	902	1,134,216
Toronto-Dominion Bank (The) (Canada)(e)	3.625% (5 Yr Swap rate + 2.21%	)#	9/15/2031	2,985	3,042,375
Turkiye Garanti Bankasi AS (Turkey)†(e)	6.25%		4/20/2021	200	203,033
UBS AG (Switzerland)(e)	5.125%		5/15/2024	1,399	1,486,674
UBS AG/Stamford CT	7.625%		8/17/2022	1,234	1,384,480

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2019

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Banks: Regional (continued)
Wachovia Corp.	7.574%	8/1/2026	$596	$749,838
Wells Fargo Bank NA	5.85%	2/1/2037	1,880	2,416,033
Wells Fargo Bank NA	6.60%	1/15/2038	437	607,947
Westpac Banking Corp. (Australia)†(e)	3.15%	1/16/2024	4,605	4,805,270
Total				44,021,206

Beverages 0.58%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	624	687,256
Anheuser-Busch InBev Worldwide, Inc.	4.75%	1/23/2029	1,882	2,133,571
Becle SAB de CV (Mexico)†(e)	3.75%	5/13/2025	350	351,418
Fomento Economico Mexicano SAB de CV (Mexico)(e)	4.375%	5/10/2043	300	325,899
Total				3,498,144

Biotechnology Research & Production 0.09%
Gilead Sciences, Inc.	4.60%	9/1/2035	485	546,368

Business Services 0.45%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.00%	7/30/2027	275	275,243
Ahern Rentals, Inc.†	7.375%	5/15/2023	618	551,565
United Rentals North America, Inc.	4.875%	1/15/2028	1,322	1,351,745
Weight Watchers International, Inc.†	8.625%	12/1/2025	552	507,840
Total				2,686,393

Chemicals 0.58%
Ashland LLC	6.875%	5/15/2043	539	586,162
Braskem Netherlands Finance BV (Netherlands)†(e)	4.50%	1/10/2028	550	558,387
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%	7/19/2022	580	584,015
Mexichem SAB de CV (Mexico)†(e)	4.875%	9/19/2022	205	215,560
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(e)	3.949%	4/24/2023	960	968,625
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	605	562,650
Total				3,475,399

Coal 0.10%
Indika Energy Capital III Pte Ltd. (Singapore)†(e)	5.875%	11/9/2024	640	628,141

Computer Hardware 0.41%
Banff Merger Sub, Inc.†	9.75%	9/1/2026	579	505,178
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	270,700
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	174,376

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Computer Hardware (continued)
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	$1,189	$1,504,466
Total				2,454,720

Computer Software 0.26%
Oracle Corp.	6.125%	7/8/2039	1,118	1,533,481

Construction/Homebuilding 0.33%
Century Communities, Inc.†	6.75%	6/1/2027	457	464,426
TRI Pointe Group, Inc.	5.25%	6/1/2027	310	299,925
William Lyon Homes, Inc.	5.875%	1/31/2025	307	304,698
William Lyon Homes, Inc.	6.00%	9/1/2023	605	617,100
Williams Scotsman International, Inc.†	6.875%	8/15/2023	281	293,645
Total				1,979,794

Drugs 0.39%
AbbVie, Inc.	4.875%	11/14/2048	496	522,625
Bausch Health Americas, Inc.†	9.25%	4/1/2026	1,325	1,485,722
Bayer Corp.†	6.65%	2/15/2028	271	321,231
Total				2,329,578

Electric: Power 2.00%
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	1,000	1,063,643
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	1,531	1,559,539
Calpine Corp.	5.75%	1/15/2025	575	572,844
Cleco Corporate Holdings LLC	4.973%	5/1/2046	419	448,157
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	210	217,372
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	707	913,583
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	246	323,420
Electricite de France SA (France)†(e)	5.00%	9/21/2048	1,254	1,428,430
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(e)	4.45%	8/1/2035	275	288,912
Entergy Arkansas LLC	4.20%	4/1/2049	729	804,120
Entergy Louisiana LLC	4.00%	3/15/2033	411	453,530
Exelon Generation Co. LLC	5.60%	6/15/2042	238	265,349
Exelon Generation Co. LLC	6.25%	10/1/2039	592	700,601
Interstate Power & Light Co.	3.60%	4/1/2029	572	597,967
Massachusetts Electric Co.†	4.004%	8/15/2046	501	517,674
Minejesa Capital BV (Netherlands)†(e)	4.625%	8/10/2030	250	253,764
Pennsylvania Electric Co.†	3.60%	6/1/2029	597	617,627
PSEG Power LLC	8.625%	4/15/2031	347	475,672

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2019

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Power (continued)
Vistra Operations Co. LLC†	4.30%	7/15/2029	$442	$448,910
Total				11,951,114

Electrical Equipment 0.46%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	244	246,644
Broadcom, Inc.†	3.625%	10/15/2024	2,475	2,489,749
Total				2,736,393

Electronics 0.00%
Trimble, Inc.	4.90%	6/15/2028	13	13,934

Engineering & Contracting Services 0.16%
China Railway Resources Huitung Ltd. (Hong Kong)(e)	3.85%	2/5/2023	900	932,437

Entertainment 0.20%
Penn National Gaming, Inc.†	5.625%	1/15/2027	311	307,890
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%	7/15/2026	842	892,520
Total				1,200,410

Financial Services 1.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025	1,388	1,396,367
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.875%	1/23/2028	916	920,644
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	523	563,094
Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	128,492
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	263,523
Air Lease Corp.	3.625%	12/1/2027	1,420	1,428,672
Ally Financial, Inc.	8.00%	11/1/2031	231	306,470
GE Capital International Funding Co. Unlimited Co. (Ireland)(e)	4.418%	11/15/2035	1,785	1,763,240
International Lease Finance Corp.	5.875%	8/15/2022	156	169,938
Navient Corp.	6.75%	6/25/2025	567	588,263
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	541	571,005
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	648,469
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	280	290,923
Total				9,039,100

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food 0.40%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/ Albertson’s LLC	6.625%	6/15/2024	$556	$578,935
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	297	295,544
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	638	599,720
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	829	902,574
Total				2,376,773

Health Care Services 0.56%
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	550	576,125
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	657	647,556
HCA, Inc.	5.25%	6/15/2026	828	917,707
HCA, Inc.	7.50%	11/6/2033	125	144,375
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	560	497,000
Tenet Healthcare Corp.†	6.25%	2/1/2027	541	557,906
Total				3,340,669

Household Equipment/Products 0.02%
Kimberly-Clark de Mexico SAB de CV (Mexico)†(e)	3.80%	4/8/2024	100	100,371

Insurance 0.33%
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,250	1,463,151
Willis North America, Inc.	7.00%	9/29/2019	524	529,191
Total				1,992,342

Investment Management Companies 0.08%
BrightSphere Investment Group plc (United Kingdom)(e)	4.80%	7/27/2026	489	498,011

Leisure 0.32%
Carnival plc	7.875%	6/1/2027	277	361,471
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,539	1,551,022
Total				1,912,493

Lodging 0.15%
Wyndham Destinations, Inc.	5.75%	4/1/2027	866	907,135

Machinery: Agricultural 0.33%
BAT Capital Corp.	4.39%	8/15/2037	1,045	995,075
Reynolds American, Inc.	5.70%	8/15/2035	891	979,899
Total				1,974,974

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.44%
Kennametal, Inc.	4.625%		6/15/2028	$553	$576,750
Nvent Finance Sarl (Luxembourg)(e)	4.55%		4/15/2028	2,038	2,071,524
Total					2,648,274

Manufacturing 0.30%
General Electric Co.	2.945% (3 Mo. LIBOR + .38%	)#	5/5/2026	717	652,702
General Electric Co.	6.15%		8/7/2037	199	231,375
Siemens Financieringsmaatschappij NV (Netherlands)†(e)	2.35%		10/15/2026	954	932,122
Total					1,816,199

Media 2.04%
AMC Networks, Inc.	4.75%		8/1/2025	594	605,137
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028	1,159	1,186,468
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%		2/15/2026	538	565,572
Cox Communications, Inc.†	3.35%		9/15/2026	183	185,061
Cox Communications, Inc.†	4.50%		6/30/2043	531	510,701
Cox Communications, Inc.†	4.70%		12/15/2042	455	453,259
Cox Communications, Inc.†	8.375%		3/1/2039	694	950,384
DISH DBS Corp.	7.75%		7/1/2026	1,246	1,224,195
Gray Television, Inc.†	7.00%		5/15/2027	1,113	1,210,387
Prosus Nv (Netherlands)†(e)	5.50%		7/21/2025	770	841,764
Time Warner Cable LLC	6.55%		5/1/2037	110	127,184
Time Warner Cable LLC	7.30%		7/1/2038	1,393	1,691,616
Time Warner Entertainment Co. LP	8.375%		7/15/2033	502	676,575
VTR Finance BV (Chile)†(e)	6.875%		1/15/2024	455	472,631
Walt Disney Co. (The)†	7.75%		12/1/2045	514	859,622
Ziggo BV (Netherlands)†(e)	5.50%		1/15/2027	612	625,593
Total					12,186,149

Metals & Minerals: Miscellaneous 1.05%
Anglo American Capital plc (United Kingdom)†(e)	4.00%		9/11/2027	1,457	1,463,288
Anglo American Capital plc (United Kingdom)†(e)	4.75%		4/10/2027	1,530	1,621,314
Barrick North America Finance LLC	7.50%		9/15/2038	200	266,110
Corp. Nacional del Cobre de Chile (Chile)†(e)	4.50%		9/16/2025	700	760,388
Freeport-McMoRan, Inc.	3.875%		3/15/2023	291	291,727
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%		10/25/2042	1,097	1,136,050
Kinross Gold Corp. (Canada)(e)	5.95%		3/15/2024	281	308,448

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%	4/11/2023	$430	$434,282
Total				6,281,607

Natural Gas 0.38%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,474	1,649,286
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	605	633,512
Total				2,282,798

Oil 2.04%
Afren plc (United Kingdom)†(e)(g)	6.625%	12/9/2020	244	2,027
Apache Corp.	4.75%	4/15/2043	922	900,046
California Resources Corp.†	8.00%	12/15/2022	681	516,709
Ecopetrol SA (Colombia)(e)	5.875%	5/28/2045	289	320,689
Eni SpA (Italy)†(e)	5.70%	10/1/2040	1,800	2,096,584
Equinor ASA (Norway)(e)	7.15%	11/15/2025	605	760,822
Gazprom OAO via Gaz Capital SA (Luxembourg)†(e)	4.95%	2/6/2028	200	212,284
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	287	290,229
Kerr-McGee Corp.	7.875%	9/15/2031	479	655,740
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	914	872,870
Pertamina Persero PT (Indonesia)†(e)	5.625%	5/20/2043	200	220,833
Petrobras Global Finance BV (Netherlands)(e)	7.25%	3/17/2044	737	826,184
Petroleos Mexicanos (Mexico)(e)	4.50%	1/23/2026	956	880,170
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%	4/16/2024	1,050	1,057,048
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	387,048
SM Energy Co.	6.625%	1/15/2027	569	529,170
SM Energy Co.	6.75%	9/15/2026	307	289,347
Valero Energy Corp.	10.50%	3/15/2039	668	1,094,364
YPF SA (Argentina)†(e)	8.50%	7/28/2025	281	282,146
Total				12,194,310

Oil: Crude Producers 0.65%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	320	352,172
Colonial Pipeline Co.†	4.25%	4/15/2048	714	769,167
Energy Transfer Operating LP	6.25%	4/15/2049	233	276,178
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	23	24,453
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	620	641,009
Northern Natural Gas Co.†	4.30%	1/15/2049	371	403,112

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Peru LNG Srl (Peru)†(e)	5.375%	3/22/2030	$200	$215,700
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,059	1,186,282
Total				3,868,073

Oil: Integrated Domestic 1.05%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	2,808	2,723,036
Halliburton Co.	6.70%	9/15/2038	481	613,266
Halliburton Co.	7.45%	9/15/2039	452	621,606
Nine Energy Service, Inc.†	8.75%	11/1/2023	804	787,920
Schlumberger Holdings Corp.†	4.30%	5/1/2029	613	656,975
Transocean Proteus Ltd.†	6.25%	12/1/2024	869	899,983
Total				6,302,786

Paper & Forest Products 0.09%
Fibria Overseas Finance Ltd. (Brazil)(e)	4.00%	1/14/2025	552	558,210

Real Estate Investment Trusts 1.02%
China Evergrande Group (China)(e)	10.00%	4/11/2023	1,000	970,551
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	1/17/2023	226	221,620
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	9/28/2023	374	365,260
EPR Properties	4.75%	12/15/2026	501	531,086
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	888	916,860
Shimao Property Holdings Ltd. (Hong Kong)(e)	4.75%	7/3/2022	500	504,307
VEREIT Operating Partnership LP	4.875%	6/1/2026	2,378	2,572,565
Total				6,082,249

Retail 0.19%
IRB Holding Corp.†	6.75%	2/15/2026	1,130	1,127,175

Steel 0.10%
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	585	583,538

Technology 0.69%
Baidu, Inc. (China)(e)	3.50%	11/28/2022	433	443,184
Match Group, Inc.†	5.625%	2/15/2029	563	596,076
Netflix, Inc.	4.375%	11/15/2026	1,151	1,180,121
Netflix, Inc.†	6.375%	5/15/2029	796	906,684
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	1,000	1,021,627
Total				4,147,692

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.89%
AT&T, Inc.	6.10%		7/15/2040	$237	$284,994
AT&T, Inc.	6.25%		3/29/2041	1,109	1,350,197
Intelsat Jackson Holdings SA (Luxembourg)(e)	5.50%		8/1/2023	1,198	1,099,165
Ooredoo International Finance Ltd.†	3.75%		6/22/2026	300	309,303
Sprint Capital Corp.	6.875%		11/15/2028	1,114	1,155,775
Sprint Corp.	7.875%		9/15/2023	568	619,120
Verizon Communications, Inc.	3.618% (3 Mo. LIBOR + 1.10%	)#	5/15/2025	475	481,501
Total					5,300,055

Transportation: Miscellaneous 0.24%
Autoridad del Canal de Panama (Panama)†(e)	4.95%		7/29/2035	200	223,000
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	380	501,196
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	220	230,155
Rumo Luxembourg Sarl (Luxembourg)†(e)	7.375%		2/9/2024	458	495,446
Total					1,449,797

Utilities 0.21%
Aegea Finance Sarl (Brazil)†(e)	5.75%		10/10/2024	574	594,957
Aqua America, Inc.	3.566%		5/1/2029	666	692,329
Total					1,287,286
Total Corporate Bonds (cost $172,031,205)					179,544,325

FOREIGN GOVERNMENT OBLIGATIONS 3.31%

Angola 0.11%
Republic of Angola†(e)	9.50%		11/12/2025	560	643,656

Argentina 0.77%
Provincia de Buenos Aires†(e)	6.50%		2/15/2023	226	190,068
Provincia de Mendoza†(e)	8.375%		5/19/2024	400	344,004
Republic of Argentina(e)	5.625%		1/26/2022	3,473	2,934,720
Republic of Argentina(e)	6.875%		4/22/2021	1,280	1,127,040
Total					4,595,832

Bahamas 0.12%
Commonwealth of Bahamas†(e)	6.00%		11/21/2028	370	400,921
Commonwealth of Bahamas†(e)	6.95%		11/20/2029	300	335,250
Total					736,171

Bermuda 0.07%
Government of Bermuda†	3.717%		1/25/2027	430	440,217

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 0.03%
Dominican Republic†(e)	6.50%	2/15/2048	$200	$212,002

Egypt 0.07%
Arab Republic of Egypt†(e)	6.125%	1/31/2022	220	227,292
Arab Republic of Egypt†(e)	7.903%	2/21/2048	200	203,210
Total				430,502

Ghana 0.04%
Republic of Ghana†(e)	7.875%	8/7/2023	225	244,561

Japan 0.98%
Japan Bank for International Corp.(e)	2.125%	2/10/2025	3,236	3,225,926
Japan Bank for International Corp.(e)	2.50%	5/23/2024	2,564	2,610,703
Total				5,836,629

Latvia 0.05%
Republic of Latvia†(e)	5.25%	6/16/2021	258	272,246

Lithuania 0.10%
Republic of Lithuania†(e)	7.375%	2/11/2020	592	610,324

Mexico 0.25%
United Mexican States(e)	3.75%	1/11/2028	600	612,300
United Mexican States(e)	4.00%	10/2/2023	834	870,925
Total				1,483,225

Nigeria 0.05%
Republic of Nigeria†(e)	7.143%	2/23/2030	275	278,780

Qatar 0.20%
State of Qatar†(e)	3.25%	6/2/2026	825	850,042
State of Qatar†(e)	5.103%	4/23/2048	310	370,062
Total				1,220,104

Romania 0.01%
Republic of Romania†(e)	6.125%	1/22/2044	49	62,332

Sri Lanka 0.07%
Republic of Sri Lanka†(e)	6.25%	7/27/2021	200	202,825
Republic of Sri Lanka†(e)	6.85%	11/3/2025	200	200,953
Total				403,778

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.39%
Export Credit Bank of Turkey†(e)	8.25%		1/24/2024	$400	$418,839
Republic of Turkey(e)	3.25%		3/23/2023	220	200,845
Republic of Turkey(e)	5.625%		3/30/2021	1,206	1,225,273
Republic of Turkey(e)	5.75%		3/22/2024	510	498,660
Total					2,343,617
Total Foreign Government Obligations (cost $19,870,909)					19,813,976

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.52%
Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	1,019	1,096,338
Federal Home Loan Mortgage Corp. Q001 XA IO	2.248%	#(h)	2/25/2032	2,775	385,946
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	25	24,830
Government National Mortgage Assoc. 2015-47 AE	2.90%	#(h)	11/16/2055	1,085	1,101,294
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(h)	2/16/2049	733	742,229
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	274	275,871
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	1,582	1,584,364
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	1,261	1,253,587
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	655	657,615
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	431	431,003
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	502	504,401
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	422	421,708
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	579	580,570
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,971,979)					9,059,756

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 37.25%
Federal Home Loan Mortgage Corp.	5.00%		9/1/2019 - 6/1/2026	24	23,990
Federal National Mortgage Assoc.(i)	3.50%		TBA	93,500	95,567,227
Federal National Mortgage Assoc.(i)	4.00%		TBA	40,700	42,058,521
Federal National Mortgage Assoc.(i)	4.50%		TBA	80,300	83,915,068
Federal National Mortgage Assoc.	4.66% (12 Mo. LIBOR + 1.78%	)#	3/1/2042	414	433,589
Federal National Mortgage Assoc.	5.50%		12/1/2034 - 9/1/2036	784	865,125
Total Government Sponsored Enterprises Pass-Throughs (cost $222,531,126)					222,863,520

MUNICIPAL BONDS 0.13%

Miscellaneous
North Texas Tollway Auth	8.91%		2/1/2030	538	558,008
Pennsylvania	5.35%		5/1/2030	235	240,725
Total Municipal Bonds (cost $793,380)					798,733

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.86%
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.344% (1 Mo. LIBOR + .95%	)#	6/15/2035	$537	$537,394
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.244% (1 Mo. LIBOR + .85%	)#	1/15/2033	393	391,156
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	1,342	1,407,191
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	880	897,504
BX Trust 2018-GW A†	3.194% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,467	1,466,651
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	1,474	1,529,072
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	901	937,170
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	212,941
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	159,981
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	1,059,928
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,071,710
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.286%	#(h)	8/10/2047	633	24,645
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(h)	7/10/2050	510	549,988
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.588%	#(h)	7/10/2050	178	189,063
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588%	#(h)	7/10/2050	410	425,951
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588%	#(h)	7/10/2050	574	534,012
CSAIL Commercial Mortgage Trust 2015-C2 C	4.343%	#(h)	6/15/2057	700	675,982
DBWF Mortgage Trust 2018-GLKS A†	3.42% (1 Mo. LIBOR + 1.03%	)#	11/19/2035	1,008	1,009,170
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.344% (1 Mo. LIBOR + .95%	)#	11/15/2035	1,007	1,007,741
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.344% (1 Mo. LIBOR + .95%	)#	7/15/2035	683	685,031
GS Mortgage Securities Trust 2015-GC32 C	4.557%	#(h)	7/10/2048	195	205,953
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	672,197
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(h)	8/5/2034	629	597,059
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.46% (1 Mo. LIBOR + 1.27%	)#	11/15/2035	542	543,016
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	898	961,075
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411%	#(h)	7/15/2048	374	388,009

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.394% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	$1,570	$1,574,584
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.494% (1 Mo. LIBOR + 2.10%	)#	6/15/2032	784	791,087
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.38% (1 Mo. LIBOR + .95%	)#	7/5/2033	377	376,894
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	1,056	1,129,580
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.68% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	1,130	1,129,740
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	363,068
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	481,872
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	14	12,203
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.81%	#(h)	7/15/2050	18,911	486,912
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(h)	1/5/2043	250	260,354
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	7	7,381
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(h)	6/10/2030	595	570,708
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(h)	8/10/2049	200	209,816
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.421%	#(h)	7/15/2046	364	326,619
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.249%	#(h)	5/15/2048	1,489	1,383,701
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(h)	7/15/2048	213	218,968
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.039%	#(h)	1/15/2059	434	413,099
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	1,125	1,180,503
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,873,584)					29,056,679

U.S. TREASURY OBLIGATIONS 12.78%
U.S. Treasury Bond	2.75%		11/15/2047	12,501	13,032,048
U.S. Treasury Bond	3.00%		2/15/2049	9,093	9,974,240
U.S. Treasury Inflation Indexed Note(j)	0.625%		4/15/2023	26,581	26,899,865
U.S. Treasury Note	1.75%		6/30/2024	3,782	3,779,045
U.S. Treasury Note	1.875%		12/15/2020	5,335	5,337,397

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2019

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	2.50%	1/31/2021	$11,743	$11,865,246
U.S. Treasury Note	2.625%	2/15/2029	4,658	4,909,914
U.S. Treasury Note	2.875%	10/31/2020	673	681,820
Total U.S. Treasury Obligations (cost $74,429,247)				76,479,575
Total Long-Term Investments (cost $666,692,808)				678,606,509
SHORT-TERM INVESTMENTS 23.73%

REPURCHASE AGREEMENT 1.42%
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $8,410,000 of U.S. Treasury Note at 2.75% due 9/15/2021 value: $8,660,223; proceeds: $8,489,331 (cost $8,488,306)			8,488	8,488,306

U.S. TREASURY OBLIGATION 22.31%
U.S. Treasury Bill (cost $133,493,573)	Zero Coupon	7/2/2019	133,502	133,494,833
Total Short-Term Investments (cost $141,981,879)				141,983,139
Total Investments in Securities 137.16% (cost $808,674,687)				820,589,648
Liabilities in Excess of Cash, Foreign Cash and Other Assets(k) (37.16%)				(222,313,882)
Net Assets 100.00%				$598,275,766

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Securities purchased on a when-issued basis (See Note 2(k)).
(b)	Interest rate to be determined.
(c)	Level 3 Investment as described in Note 2(n) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(g)	Defaulted (non-income producing security).
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Centrally Cleared Interest Rate Swap Contracts at June 30, 2019:

	Periodic	Periodic
	Payments	Payments to
	to be Made	be Received
Central	By The Fund	By The Fund	Termination	Notional	Notional	Unrealized
Clearingparty*	(Quarterly)	(Quarterly)	Date	Amount	Value	Appreciation
Credit Suisse	3-Month USD LIBOR Index	1.89%	6/7/2021	$60,000,000	$60,081,453	$81,453
Credit Suisse	3-Month USD LIBOR Index	2.35%	4/1/2021	44,017,955	44,411,173	393,218
Total						$474,671

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

	Periodic	Periodic
	Payments	Payments to
	to be Made	be Received
Central	By The Fund	By The Fund	Termination	Notional	Notional	Unrealized
Clearingparty*	(Quarterly)	(Quarterly)	Date	Amount	Value	Depreciation
Credit Suisse	2.40%	3-Month USD LIBOR Index	4/1/2029	(9,600,000)	(9,992,719)	(392,719)

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

Open Forward Foreign Currency Exchange Contracts at June 30, 2019:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	Morgan Stanley	9/19/2019	508,000	$380,245	$388,475	$(8,230)

Open Futures Contracts at June 30, 2019:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2019	156	Long	$33,556,605	$33,568,031	$11,426
U.S. 5-Year Treasury Note	September 2019	329	Long	38,553,752	38,873,406	319,654
U.S. Long Bond	September 2019	226	Long	34,451,275	35,164,188	712,913
U.S. Ultra Treasury Bond	September 2019	11	Long	1,907,402	1,953,188	45,786
Total Unrealized Appreciation on Open Futures Contracts						$1,089,779

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	September 2019	62	Short	$(7,799,298)	$(7,934,063)	$(134,765)
U.S. 10-Year Ultra Treasury Bond	September 2019	105	Short	(14,297,569)	(14,503,125)	(205,556)
Total Unrealized Depreciation on Open Futures Contracts						$(340,321)

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$49,345,523	$785,610	$50,131,133
Remaining Industries	–	90,858,812	–	90,858,812
Corporate Bonds	–	179,544,325	–	179,544,325
Foreign Government Obligations	–	19,813,976	–	19,813,976
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	9,059,756	–	9,059,756
Government Sponsored Enterprises Pass-Throughs	–	222,863,520	–	222,863,520
Municipal Bonds	–	798,733	–	798,733
Non-Agency Commercial Mortgage-Backed Securities	–	29,056,679	–	29,056,679
U.S. Treasury Obligations	–	76,479,575	–	76,479,575
Short-Term Investments
Repurchase Agreement	–	8,488,306	–	8,488,306
U.S. Treasury Obligation	–	133,494,833	–	133,494,833
Total	$–	$819,804,038	$785,610	$820,589,648

Other Financial Instruments
Centrally Cleared Interest Rate
Swap Contracts
Assets	$–	$474,671	$–	$474,671
Liabilities	–	(392,719)	–	(392,719)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(8,230)	–	(8,230)
Futures Contracts
Assets	1,089,779	–	–	1,089,779
Liabilities	(340,321)	–	–	(340,321)
Total	$749,458	$73,722	$–	$823,180

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

		Non-Agency
	Asset-Backed	Commercial Mortgage-
Investment Type	Securities	Backed Securities
Balance as of January 1, 2019	$–	$392,209
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	11,092	–
Purchases	774,518	–
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	(392,209)
Balance as of June 30, 2019	$785,610	$–
Change in unrealized appreciation/depreciation for period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$11,092	$–

See Notes to Financial Statements.	27

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $808,674,687)	$820,589,648
Cash	1,193,931
Deposits with brokers for futures collateral	726,570
Deposits with brokers for swaps collateral	578,219
Foreign cash, at value (cost $1,604)	1,618
Receivables:
Investment securities sold	26,892,135
Interest and dividends	3,646,514
Capital shares sold	184,674
Total assets	853,813,309
LIABILITIES:
Payables:
Investment securities purchased	254,096,383
Capital shares reacquired	604,749
Management fee	136,736
Directors’ fees	49,164
Variation margin on futures contracts	33,725
Fund administration	19,534
Variation margin on centrally cleared interest rate swaps	31,902
Unrealized depreciation on forward foreign currency exchange contracts	8,230
Accrued expenses	557,120
Total liabilities	255,537,543
NET ASSETS	$598,275,766
COMPOSITION OF NET ASSETS:
Paid-in capital	$590,685,479
Total distributable earnings	7,590,287
Net Assets	$598,275,766
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	35,227,880
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.98

28	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Interest and other	$9,812,111
Total investment income	9,812,111
Expenses:
Management fee	1,111,616
Non 12b-1 service fees	711,055
Shareholder servicing	301,976
Fund administration	113,720
Professional	29,298
Reports to shareholders	29,072
Custody	10,263
Directors’ fees	7,336
Other	41,928
Gross expenses	2,356,264
Expense reductions (See Note 9)	(10,429)
Fees waived and expenses reimbursed (See Note 3)	(362,205)
Net expenses	1,983,630
Net investment income	7,828,481
Net realized and unrealized gain:
Net realized gain on investments	6,804,366
Net realized gain on futures contracts	3,811,283
Net realized gain on forward foreign currency exchange contracts	1,769
Net realized loss on swap contracts	(48,277)
Net realized loss on foreign currency related transactions	(1,784)
Net change in unrealized appreciation/depreciation on investments	17,390,435
Net change in unrealized appreciation/depreciation on futures contracts	(217,000)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(8,230)
Net change in unrealized appreciation/depreciation on swap contracts	81,952
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	88
Net realized and unrealized gain	27,814,602
Net Increase in Net Assets Resulting From Operations	$35,643,083

See Notes to Financial Statements.	29

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$7,828,481	$15,249,312
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	10,567,357	(12,394,898)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	17,247,245	(8,065,194)
Net increase (decrease) in net assets resulting from operations	35,643,083	(5,210,780)
Distributions to shareholders:	–	(18,110,707)
Capital share transactions (See Note 14):
Proceeds from sales of shares	43,613,866	99,983,765
Reinvestment of distributions	–	18,110,707
Cost of shares reacquired	(42,591,456)	(87,540,643)
Net increase in net assets resulting from capital share transactions	1,022,410	30,553,829
Net increase in net assets	36,665,493	7,232,342
NET ASSETS:
Beginning of period	$561,610,273	$554,377,931
End of period	$598,275,766	$561,610,273

30	See Notes to Financial Statements.

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31

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2019(c)	$15.96	$0.22	$0.80	$1.02	$–	$–	$–
12/31/2018	16.65	0.44	(0.60)	(0.16)	(0.53)	–	(0.53)
12/31/2017	16.42	0.36	0.27	0.63	(0.40)	–	(0.40)
12/31/2016	16.25	0.36	0.31	0.67	(0.44)	(0.06)	(0.50)
12/31/2015	16.85	0.36	(0.47)	(0.11)	(0.47)	(0.02)	(0.49)
12/31/2014	16.22	0.32	0.66	0.98	(0.32)	(0.03)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$16.98	6.39 (d)	0.70	(e)	0.83	(e)	2.75	(e)	$598,276	392	(d)
15.96	(1.03)	0.67		0.89		2.70		561,610	611
16.65	3.86	0.64		0.88		2.16		554,378	452
16.42	4.26	0.64		0.89		2.16		447,115	443
16.25	(0.66)	0.64		0.89		2.11		390,155	432
16.85	6.08	0.64		0.90		1.87		317,732	466

See Notes to Financial Statements.	33

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of eleven separate portfolios as of June 30, 2019. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board

34

Notes to Financial Statements (unaudited)(continued)

or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange

35

Notes to Financial Statements (unaudited)(continued)

contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments

36

Notes to Financial Statements (unaudited)(continued)

(undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return

37

 Notes to Financial Statements (unaudited)(continued)

swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(m)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

38

Notes to Financial Statements (unaudited)(continued)

Effective May 1, 2019, the management fee is based on the Fund’s average daily net assets at the following annual rate:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

Prior to May 1, 2019, the management fee was based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at an annualized rate of .26% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Prior to May 1, 2019, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, to an annual rate of .69%. Effective May 1, 2019, this agreement was discontinued.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in Non 12b-1 service fees on the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing on the Statement of Operations.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018, was as follows:

39

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended 6/30/2019 (unaudited	)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$–		$18,110,707
Total distributions paid	$–		$18,110,707

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$813,214,736
Gross unrealized gain	10,677,629
Gross unrealized loss	(2,479,537)
Net unrealized security gain	$8,198,092

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$2,376,677,367	$125,117,662	$2,379,183,505	$140,239,134

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-sales of $955,060, which resulted in net realized gain of $20,409.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2019 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the

40

Notes to Financial Statements (unaudited)(continued)

Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into interest rate swaps for the six months ended June 30, 2019, in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

As of June 30, 2019, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(1)	$474,671	–
Futures Contracts(2)	$1,089,779	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(1)	$392,719	–
Futures Contracts(2)	$340,321	–
Forward Foreign Currency Exchange Contracts(3)	–	$8,230

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Interest Rate Swaps Contracts(1)	(48,277)	–
Forward Foreign Currency Exchange Contracts(2)	–	$1,769
Futures Contracts(3)	$3,811,283	–
Net Change in Unrealized Appreciation/Depreciation
Interest Rate Swap Contracts(4)	81,952	–
Forward Foreign Currency Exchange Contracts(5)	–	$(8,230)
Futures Contracts(6)	$(217,000)	–
Average Number of Contracts/Notional Amounts*
Interest Rate Swaps(7)	$68,787,218	–
Forward Foreign Currency Exchange Contracts(7)	–	$215,527
Futures Contracts(8)	881	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2019.
(1)	Statement of Operations location: Net realized loss on swap contracts.
(2)	Statement of Operations location: Net realized gain on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amounts represents notional amounts in U.S. dollars.
(8)	Amounts represents number of contracts.

41

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$8,488,306	$ –	$8,488,306
Total	$8,488,306	$ –	$8,488,306

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,488,306	$–	$–	$(8,488,306)	$–
Total	$8,488,306	$–	$–	$(8,488,306)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$8,230	$ –	$8,230
Total	$8,230	$ –	$8,230

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$8,230	$–	$–	$–	$8,230
Total	$8,230	$–	$–	$–	$8,230

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2019.

42

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion, whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

43

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

44

Notes to Financial Statements (unaudited)(concluded)

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, industry and sector, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

These factors can affect the Fund’s performance

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
Shares sold	2,658,349	6,114,426
Reinvestment of distributions	–	1,139,038
Shares reacquired	(2,610,926)	(5,360,418)
Increase	47,423	1,893,046

45

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

46

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Total Return Portfolio	SFTR-PORT-3 (08/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 16, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 16, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 16, 2019